UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-5724
Oppenheimer Strategic Income Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: September 30
Date of reporting period: 09/30/2009

Item 1. Reports to Stockholders.

September 30, 2009

Oppenheimer

Strategic Income Fund

Management Commentaries and Annual Report

MANAGEMENT COMMENTARIES

Market Recap and Outlook

ANNUAL REPORT

Listing of Top Holdings

Fund Performance Discussion

Listing of Investments

Financial Statements

OppenheimerFunds®

The Right Way to Invest

September 30, 2009 Oppenheimer Management Strategic Income Commentaries and Fund Annual Report M A N A G E M E N T C O M M E N TA R I E S Market Recap and Outlook A N N U A L R E P O RT Listing of Top Holdings Fund Performance Discussion Listing of Investments Financial Statements

TOP HOLDINGS AND ALLOCATIONS

Corporate Bonds & Notes—Top Ten Industries

Oil, Gas & Consumable Fuels	4.1%
Commercial Banks	2.2
Diversified Financial Services	2.0
Media	1.5
Electric Utilities	1.3
Diversified Telecommunication Services	1.3
Health Care Providers & Services	1.1
Hotels, Restaurants & Leisure	1.0
Metals & Mining	0.9
Capital Markets	0.9
Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2009, and are based on net assets.
Portfolio Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2009, and are based on the total market value of investments. The Fund may invest without limit in below investment-grade securities, which carry a greater risk that the issue may default on principal or interest payments, and in foreign securities, which entail higher expenses and risks, such as currency fluctuation.
10 | OPPENHEIMER STRATEGIC INCOME FUND

FUND PERFORMANCE DISCUSSION
How has the Fund performed? Below is a discussion by OppenheimerFunds, Inc., of the Fund’s performance during its fiscal year ended September 30, 2009, followed by a graphical comparison of the Fund’s performance to appropriate broad-based market indices.
Management’s Discussion of Fund Performance. For the 12-month period ended September 30, 2009, Oppenheimer Strategic Income Fund’s Class A shares (without sales charge) returned 5.59%, compared to its benchmarks, the Barclays Capital Aggregate Bond Index and the Citigroup World Government Bond Index, which produced total returns of 10.56% and 13.78%, respectively.
     The Fund was affected by heightened market volatility throughout the reporting period, including sharp declines among corporate bonds, commercial mortgage-backed securities (CMBS) and emerging markets securities over the reporting period’s first half, when a global financial crisis and severe recession intensified. Aggressive remedial measures by government and monetary officials worldwide helped stem the downturn, and market sectors that had been punished over the first half of the reporting period rallied strongly over the second half. Gains during the rally were particularly robust among sovereign bonds from the emerging markets. High quality sovereign bonds, including U.S. government securities, exhibited the opposite behavior, rallying amid a “flight to quality” during the worst of the crisis and later declining as other market sectors rallied.
     The Fund’s performance during the first half of the reporting period was hurt by its exposure to CMBS, which we had regarded as attractively valued in the wake of steep declines. Unfortunately, despite investment-grade credit ratings and seniority in their issuers’ capital structures, these securities continued to decline in value early in 2009 amid recession-related concerns regarding business trends in the commercial real estate market. The unprecedented widening of CMBS credit spreads also had a negative impact on the Fund’s positions in total return swaps in the CMBS sector. We reduced the Fund’s exposure to CMBS, but we were unable to fully offset the adverse effects of these investments through better relative performance in other market sectors.
     Throughout the reporting period, we maintained the Fund’s overweight position in local-currency denominated bonds from developing nations. This positioning reflected our view that the emerging markets had improved their economies and financial systems to the extent that they were less tied to conditions in Europe, Japan and the United States than had been the case just ten years ago. Indeed, the emerging markets showed great resilience in recovering from the credit crisis and recession. The Fund’s investments in the emerging markets were concentrated primarily in the sovereign debt of Brazil, Turkey, South Africa and Hungary, where local economies appear to be relatively sound, monetary policy has been attractive and financial reforms have bolstered investor confidence. In addition, we gradually increased the Fund’s exposure to “quasi-sovereign” bonds, which are
11 | OPPENHEIMER STRATEGIC INCOME FUND

FUND PERFORMANCE DISCUSSION
backed by government-supported corporations and constitute a small but growing segment of the emerging fixed-income markets. We invested primarily in bonds backed by energy and telecommunications companies in Latin America.
     The Fund maintained an underweight exposure to high yield corporate bonds, which we regarded as vulnerable to economic weakness, and U.S. government securities, which we believed were richly valued. Instead, we established positions in investment-grade corporate bonds that, in our judgment, had been oversold during the bear market. While this strategy caused the Fund to miss participating fully in the rally among high yield bonds, it helped capture somewhat less robust gains among higher-quality corporate securities while sheltering the Fund from declines among U.S. government securities as investors rekindled their appetites for risk.
     As of September 30, 2009, we remain cautiously optimistic regarding the prospects for fixed-income markets. On the positive side, certain international markets still offer relatively high yields, providing opportunities for competitive levels of income and the potential for price appreciation. In addition, we expect a weakening U.S. dollar to support higher foreign asset values for U.S. investors. However, we remain cautious regarding the likelihood of rising interest rates in the developed markets, including the United States, as an economic recovery gains momentum. Accordingly, we have maintained the Fund’s underweighted position in U.S. government securities and high yield bonds in favor of investment-grade corporate securities, but we are prepared to adjust our strategies as market conditions evolve.
Comparing the Fund’s Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until September 30, 2009. In the case of Class A, Class B, Class C and Class Y shares, performance is measured over a ten fiscal year period. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund’s performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions.
     The Fund’s performance is compared to the performance of the Barclays Capital Aggregate Bond Index, an unmanaged index of U.S. corporate and government bonds, and the Citigroup World Government Bond Index, an unmanaged index of debt securities of major foreign government bond markets. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund’s performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the securities in the indices.
12 | OPPENHEIMER STRATEGIC INCOME FUND

 Class A Shares
 Comparison of Change in Value of $10,000 Hypothetical Investments in:
Oppenheimer Strategic Income Fund (Class A) Barclays Capital Aggregate Bond Index Citigroup World Government Bond Index
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, visit us at www.oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 4.75%; for Class B shares, the contingent deferred sales charge of 5% (1-year) and 2% (5-year); and for Class C and N shares, the contingent 1% deferred sales charge for the 1-year period. There is no sales charge for Class Y shares. Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. See page 18 for further information.
13 | OPPENHEIMER STRATEGIC INCOME FUND

FUND PERFORMANCE DISCUSSION
 Class B Shares
 Comparison of Change in Value of $10,000 Hypothetical Investments in:
Oppenheimer Strategic Income Fund (Class B) Barclays Capital Aggregate Bond Index Citigroup World Government Bond Index
14 | OPPENHEIMER STRATEGIC INCOME FUND

 Class C Shares
 Comparison of Change in Value of $10,000 Hypothetical Investments in:

Oppenheimer Strategic Income Fund (Class C) Barclays Capital Aggregate Bond Index Citigroup World Government Bond Index
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, visit us at www.oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 4.75%; for Class B shares, the contingent deferred sales charge of 5% (1-year) and 2% (5-year); and for Class C and N shares, the contingent 1% deferred sales charge for the 1-year period. There is no sales charge for Class Y shares. Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. See page 18 for further information.
15 | OPPENHEIMER STRATEGIC INCOME FUND

FUND PERFORMANCE DISCUSSION
 Class N Shares
 Comparison of Change in Value of $10,000 Hypothetical Investments in:
Oppenheimer Strategic Income Fund (Class N) Barclays Capital Aggregate Bond Index Citigroup World Government Bond Index
16 | OPPENHEIMER STRATEGIC INCOME FUND

 Class Y Shares
 Comparison of Change in Value of $10,000 Hypothetical Investments in:

Oppenheimer Strategic Income Fund (Class Y) Barclays Capital Aggregate Bond Index Citigroup World Government Bond Index
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, visit us at www.oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 4.75%; for Class B shares, the contingent deferred sales charge of 5% (1-year) and 2% (5-year); and for Class C and N shares, the contingent 1% deferred sales charge for the 1-year period. There is no sales charge for Class Y shares. Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. See page 18 for further information.
17 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES
Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, and other charges and expenses carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 10/16/89. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.
Class B shares of the Fund were first publicly offered on 11/30/92. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 5/26/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the one-year period Class N shares are subject to an annual 0.25% asset-based sales charge.
18 | OPPENHEIMER STRATEGIC INCOME FUND

Class Y shares of the Fund were first publicly offered on 1/26/98. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
19 | OPPENHEIMER STRATEGIC INCOME FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 30, 2009.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in
20 | OPPENHEIMER STRATEGIC INCOME FUND

the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	April 1, 2009	September 30, 2009	September 30, 2009

Actual
Class A	$1,000.00	$1,241.60	$5.35
Class B	1,000.00	1,238.40	10.65
Class C	1,000.00	1,240.80	9.64
Class N	1,000.00	1,242.20	7.78
Class Y	1,000.00	1,242.20	4.34

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,020.31	4.82
Class B	1,000.00	1,015.59	9.59
Class C	1,000.00	1,016.50	8.68
Class N	1,000.00	1,018.15	7.01
Class Y	1,000.00	1,021.21	3.91
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended September 30, 2009 are as follows:

Class	Expense Ratios

Class A	0.95%
Class B	1.89
Class C	1.71
Class N	1.38
Class Y	0.77
The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
21 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS September 30, 2009

	Principal
	Amount	Value

Asset-Backed Securities—5.9%
AmeriCredit Prime Automobile Receivables Trust 2007-1, Automobile Receivables Nts., Series 2007-1, Cl. D, 5.62%, 9/8/14	$3,354,000	$2,568,289
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through Certificates, Series 2004-W8, Cl. A2, 0.726%, 5/25/34[1]	4,482,726	3,069,000
Argent Securities Trust 2006-M3, Asset-Backed Pass-Through Certificates, Series 2006-M3, Cl. A2B, 0.346%, 9/25/36[1]	1,944,586	1,118,846
Bank of America Credit Card Trust, Credit Card Asset-Backed Certificates, Series 2006-A16, Cl. A16, 4.72%, 5/15/13	2,500,000	2,607,589
Capital Auto Receivables Asset Trust 2007-1, Automobile Asset-Backed Securities, Series 2007-1, Cl. B, 5.15%, 9/17/12	665,000	652,729
Capital One Auto Finance Trust, Automobile Receivables, Series 2006-C, Cl. A4, 0.273%, 5/15/13[1]	3,320,000	3,257,926
Centex Home Equity Loan Trust 2006-A, Asset-Backed Certificates, Series 2006-A, Cl. AV2, 0.346%, 5/16/36[1]	364,570	358,133
Citibank Omni Master Trust, Credit Card Receivables, Series 2009-A12, Cl. A12, 3.35%, 8/15/16[2,3]	225,000,000	224,921,250
CitiFinancial Mortgage Securities, Inc., Real Estate Mtg. Investment Conduit Pass-Through Certificates, Series 2004-1, Cl. AF2, 2.645%, 4/25/34	331,557	328,788
Citigroup Mortgage Loan Trust, Inc. 2006-WFH3, Asset-Backed Pass-Through Certificates, Series 2006-WFH3, Cl. A2, 0.346%, 10/25/36[1]	1,156,612	1,096,667
Citigroup Mortgage Loan Trust, Inc. 2006-WFH4, Asset-Backed Pass-Through Certificates, Series 2006-WFH4, Cl. AS, 0.346%, 11/25/36[1]	2,820,440	2,552,202
CNH Equipment Trust, Asset-Backed Certificates, Series 2009-B, Cl. A3, 2.97%, 3/15/13	3,750,000	3,812,896
Countrywide Home Loans, Asset-Backed Certificates:
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36[1]	1,877,470	1,469,360
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36[1]	976,189	767,047
CWABS Asset-Backed Certificates Trust 2006-25, Asset-Backed Certificates, Series 2006-25, Cl. 2A2, 0.366%, 6/25/47[1]	4,054,000	2,673,396
CWHEQ Revolving Home Equity Loan Trust, Asset-Backed Certificates:
Series 2005-G, Cl. 2A, 0.473%, 12/15/35[1]	586,297	182,760
Series 2006-H, Cl. 2A1A, 0.393%, 11/15/36[1]	200,917	39,298
Discover Card Master Trust, Credit Card Receivables, Series 2009-A1, Cl. A1, 1.543%, 12/15/14[1,3]	65,000,000	65,310,531
DLJ Ltd., Collateralized Bond Obligations, Series1A, Cl. C2, 11.96%, 4/15/11[4,5,6]	15,000,000	150
DVI Receivables Corp., Equipment Asset-Backed Certificates, Series 2001-2, Cl. C, 4.405%, 11/11/09[4,5,6]	3,083,887	—
Embarcadero Aircraft Securitization Trust, Airplane Receivable Nts., Series 2000-A, Cl. B, 8/15/25[4,5,6]	2,730,094	—
First Franklin Mortgage Loan Trust 2006-FF10, Mtg. Pass-Through Certificates, Series 2006-FF10, Cl. A3, 0.336%, 7/25/36[1]	3,000,811	2,833,334
F1 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount	Value

Asset-Backed Securities Continued
First Franklin Mortgage Loan Trust 2006-FF9, Mtg. Pass-Through Certificates, Series 2006-FF9, Cl. 2A2, 0.356%, 7/7/36[1]	$1,437,453	$1,089,289
First Franklin Mortgage Loan Trust 2006-FFA, Mtg. Pass-Through Certificates, Series 2006-FFA, Cl. A3, 0.366%, 9/25/36[1]	2,365,307	260,658
Ford Credit Auto Owner Trust, Automobile Receivables Nts., Series 2009-B, Cl. A2, 2.10%, 11/15/11	1,820,000	1,835,885
Ford Credit Floorplan Master Owner Trust 2009-2, Asset-Backed Nts., Series 2009-2, Cl. A, 9/15/12[3,7]	110,000,000	110,000,000
Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized Bond Obligations, Series 1A, Cl. D, 6/13/11[4,5,6]	7,366,648	—
Green Tree Financial Corp., Manufactured Housing Contract Sr. Sub. Pass-Through Certificates, Series 1997-5, Cl. M1, 6.95%, 5/15/29	4,814,000	3,628,167
Greenpoint Credit Manufactured Housing Contract Trust, Pass-Through Certificates, Series 2000-3, Cl. IM1, 9.01%, 6/20/31	2,907,105	412,437
Home Equity Mortgage Trust 2005-1, Mtg. Pass-Through Certificates, Series 2005-1, Cl. M6, 5.363%, 6/1/35	2,662,000	631,803
Home Equity Mortgage Trust 2006-5, Mtg. Pass-Through Certificates, Series 2006-5, Cl. A1, 5.50%, 1/25/37	1,071,428	98,551
HSBC Home Equity Loan Trust 2005-3, Closed-End Home Equity Loan Asset-Backed Certificates, Series 2005-3, Cl. A1, 0.533%, 1/20/35[1]	1,385,208	1,199,022
HSBC Home Equity Loan Trust 2006-4, Closed-End Home Equity Loan Asset-Backed Certificates, Series 2006-4, Cl. A2V, 0.383%, 3/20/36[1]	1,520,000	1,420,095
Ice Em CLO, Collateralized Loan Obligations:
Series 2007-1A, Cl. B, 2.551%, 8/15/22[1,5]	20,040,000	11,022,000
Series 2007-1A, Cl. C, 3.851%, 8/15/22[1,5]	16,980,000	5,943,000
Series 2007-1A, Cl. D, 5.851%, 8/15/22[1,5]	16,980,000	4,245,000
Lehman XS Trust, Mtg. Pass-Through Certificates, Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35	337,921	334,181
Madison Avenue CDO Ltd., Collateralized Debt Obligations, Series 2A, Cl. C1, 2.918%, 3/24/14[1,5]	4,129,588	10,324
Mastr Asset-Backed Securities Trust 2006-WMC3, Mtg. Pass-Through Certificates, Series 2006-WMC3, Cl. A3, 0.346%, 8/25/36[1]	5,580,000	1,830,734
NC Finance Trust, CMO Pass-Through Certificates, Series 1999-I, Cl. ECFD, 2.55%, 1/25/29[1,5]	4,475,119	671,268
Option One Mortgage Loan Trust 2006-2, Asset-Backed Certificates, Series 2006-2, Cl. 2A2, 0.346%, 7/1/36[1]	4,199,805	3,410,628
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through Certificates, Series 2005-6, Cl. A3, 5.68%, 1/25/36[1]	1,407,048	1,245,141
RASC Series 2006-KS7 Trust, Home Equity Mtg. Asset-Backed Pass-Through Certificates, Series 2006-KS7, Cl. A2, 0.346%, 9/25/36[1]	3,200,678	3,047,549
Securitized Asset-Backed Receivables LLC Trust 2007-BR2, Asset-Backed Securities, Series 2007-BR2, Cl. A2, 0.476%, 2/25/37[1]	1,732,090	734,681
SLM Student Loan Trust, Student Loan Receivables, Series 2005-B, Cl. B, 0.699%, 6/15/39[1]	6,323,000	2,043,096
F2 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount	Value

Asset-Backed Securities Continued
Start CLO Ltd., Asset-Backed Credit Linked Securities, Series 2006-3A, Cl. F, 17.322%, 6/7/11[1,5]	$5,430,000	$3,882,450
Terwin Mortgage Trust, Home Equity Asset-Backed Securities, Series 2006-4SL, Cl. A1, 4.50%, 5/1/37	506,650	88,521
Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust, Home Equity Asset-Backed Certificates, Series 2006-2, Cl. A2, 0.346%, 7/25/36[1]	1,102,393	1,084,980

Total Asset-Backed Securities (Cost $559,415,928)		479,789,651

Mortgage-Backed Obligations—21.6%
Government Agency—9.0%
FHLMC/FNMA/FHLB/Sponsored—8.4%
Federal Home Loan Mortgage Corp.:
5%, 8/15/33-12/15/34	7,024,015	7,295,391
5.50%, 9/1/39[7]	8,090,000	8,479,753
6%, 1/15/19-7/15/24	7,911,885	8,462,291
6%, 6/15/24[7]	5,750,000	6,119,259
6.50%, 4/15/18-8/15/32	5,868,368	6,308,989
7%, 8/15/21-10/1/31	4,840,963	5,335,505
7.50%, 2/15/32-4/25/36	6,137,479	6,936,926
8.50%, 8/15/31	298,712	343,736
10%, 5/15/20	141,859	160,219
10.50%, 6/14/20	147,364	168,999
11.50%, 11/14/16	45,865	48,054
12%, 6/14/10-6/15/17	243,038	256,454
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1360, Cl. PZ, 7.50%, 9/15/22	5,532,951	6,004,144
Series 151, Cl. F, 9%, 5/15/21	11,000	11,979
Series 1590, Cl. IA, 1.30%, 10/15/23[1]	5,110,937	5,141,329
Series 1674, Cl. Z, 6.75%, 2/15/24	252,174	273,137
Series 2006-11, Cl. PS, 23.664%, 3/25/36[1]	2,459,107	3,311,675
Series 2034, Cl. Z, 6.50%, 2/15/28	49,155	53,042
Series 2043, Cl. ZP, 6.50%, 4/15/28	3,682,374	3,943,226
Series 2053, Cl. Z, 6.50%, 4/15/28	45,724	49,090
Series 2116, Cl. ZA, 6%, 1/15/29	3,492,209	3,775,495
Series 2326, Cl. ZP, 6.50%, 6/15/31	715,422	766,482
Series 2344, Cl. FP, 1.193%, 8/15/31[1]	1,795,011	1,802,811
Series 2368, Cl. TG, 6%, 10/15/16	816,329	877,963
Series 2412, Cl. GF, 1.193%, 2/15/32[1]	3,741,770	3,750,641
Series 2427, Cl. ZM, 6.50%, 3/15/32	3,563,422	3,818,328
Series 2435, Cl. EQ, 6%, 5/15/31	1,726,507	1,754,324
Series 2451, Cl. FD, 1.243%, 3/15/32[1]	1,337,009	1,343,990
Series 2453, Cl. BD, 6%, 5/15/17	105,480	113,724
Series 2461, Cl. PZ, 6.50%, 6/15/32	276,747	301,830
Series 2464, Cl. FI, 1.243%, 2/15/32[1]	1,406,039	1,410,311
F3 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount	Value

FHLMC/FNMA/FHLB/Sponsored Continued
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: Continued
Series 2470, Cl. AF, 1.243%, 3/15/32[1]	$2,250,484	$2,265,730
Series 2470, Cl. LF, 1.243%, 2/15/32[1]	1,439,261	1,443,682
Series 2471, Cl. FD, 1.243%, 3/15/32[1]	2,531,330	2,539,363
Series 2475, Cl. FB, 1.243%, 2/15/32[1]	2,032,855	2,040,220
Series 2500, Cl. FD, 0.743%, 3/15/32[1]	514,562	506,388
Series 2517, Cl. GF, 1.243%, 2/15/32[1]	1,175,983	1,179,874
Series 2526, Cl. FE, 0.643%, 6/15/29[1]	623,996	610,064
Series 2551, Cl. FD, 0.643%, 1/15/33[1]	465,140	458,459
Series 2641, Cl. CE, 3.50%, 9/15/25	583,268	585,640
Series 2676, Cl. KY, 5%, 9/15/23	2,516,000	2,613,922
Series 2676, Cl. TF, 0.843%, 1/15/32[1]	3,589,494	3,555,954
Series 2754, Cl. PE, 5%, 2/15/34	5,000,000	5,145,123
Series 2857, Cl. MG, 5%, 9/1/34	5,125,000	5,236,848
Series 2934, Cl. NA, 5%, 4/15/24	847,231	854,364
Series 2936, Cl. PE, 5%, 2/1/35	2,807,000	2,858,033
Series 2947, Cl. HE, 5%, 3/1/35	4,120,000	4,200,489
Series 3025, Cl. SJ, 23.858%, 8/15/35[1]	2,587,474	3,437,984
Series 3035, Cl. DM, 5.50%, 11/15/25	3,002,621	3,053,713
Series 3057, Cl. LG, 5%, 10/15/35	5,000,000	5,093,087
Series 3094, Cl. HS, 23.491%, 6/15/34[1]	1,399,003	1,763,581
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 177, Cl. IO, 13.241%, 7/1/26[8]	2,017,154	375,458
Series 183, Cl. IO, 8.417%, 4/1/27[8]	787,852	147,508
Series 192, Cl. IO, 7.398%, 2/1/28[8]	351,181	85,364
Series 205, Cl. IO, 8.168%, 9/1/29[8]	1,913,940	379,305
Series 206, Cl. IO, 0.00%, 12/1/29[8,22]	604,449	109,071
Series 207, Cl. IO, 0.00%, 4/1/30[8,22]	696,249	132,831
Series 2074, Cl. S, 47.665%, 7/17/28[8]	451,002	66,258
Series 2079, Cl. S, 58.858%, 7/17/28[8]	742,012	110,586
Series 214, Cl. IO, 0.00%, 6/1/31[8,22]	650,822	126,385
Series 224, Cl. IO, 0.009%, 3/1/33[8]	3,490,829	635,679
Series 243, Cl. 6, 0.00%, 12/15/32[8,22]	2,135,322	383,880
Series 2526, Cl. SE, 37.056%, 6/15/29[8]	1,127,562	184,682
Series 2802, Cl. AS, 99.999%, 4/15/33[8]	2,884,738	290,659
Series 2819, Cl. S, 50.701%, 6/15/34[8]	10,235,844	1,302,781
Series 2920, Cl. S, 75.717%, 1/15/35[8]	6,173,450	737,542
Series 3000, Cl. SE, 98.035%, 7/15/25[8]	7,338,656	706,186
Series 3004, Cl. SB, 99.999%, 7/15/35[8]	11,282,484	1,309,208
Series 3110, Cl. SL, 97.521%, 2/15/26[8]	2,207,763	205,421
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed Security, Series 192, Cl. PO, 7.468%, 2/1/28[9]	351,181	312,044
Federal National Mortgage Assn.:
4.50%, 10/1/24-10/1/39[7]	26,575,000	27,181,872
5%, 11/25/21-12/25/21	203,992	215,100
5%, 11/1/39[7]	67,395,000	69,364,215
F4 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount	Value

FHLMC/FNMA/FHLB/Sponsored Continued
Federal National Mortgage Assn.: Continued
5.303%, 10/1/36[10]	$23,555,525	$24,627,799
5.50%, 1/25/22-8/25/22	1,847,769	1,957,532
5.50%, 10/1/24-10/1/39[7]	129,128,000	135,246,172
6%, 10/1/24-10/1/39[7]	77,781,000	82,289,429
6.50%, 11/25/31-1/1/34	7,890,763	8,529,989
6.50%, 12/25/29	10,156,298	10,967,638
6.50%, 10/1/39[7]	7,350,000	7,856,459
7%, 11/1/17-9/25/34	18,620,432	20,506,257
7%, 12/25/32	8,815,495	9,733,963
7.50%, 6/25/10-1/1/33	10,371,911	11,618,099
8.50%, 7/1/32	80,242	89,163
9.50%, 4/25/20-4/8/21	82,505	92,505
11%, 11/8/15-2/25/26	267,998	312,228
13%, 6/25/15	64,023	76,308
15%, 5/9/13	119,440	135,526
Federal National Mortgage Assn. Grantor Trust:
Interest-Only Stripped Mtg.-Backed Security, Trust 2001-T10, Cl. IO, 37.958%, 12/25/41[8]	113,689,296	1,682,454
Interest-Only Stripped Mtg.-Backed Security, Trust 2001-T3, Cl. IO, 37.525%, 11/25/40[8]	13,277,417	312,853
Interest-Only Stripped Mtg.-Backed Security, Trust 2001-T4, Cl. IO, 30.278%, 7/25/41[8]	21,721,005	569,618
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Trust 1996-35, Cl. Z, 7%, 7/25/26	266,163	295,178
Trust 1997-45, Cl. CD, 8%, 7/18/27	1,555,580	1,715,627
Trust 1998-58, Cl. PC, 6.50%, 10/25/28	1,725,394	1,871,931
Trust 1999-14, Cl. MB, 6.50%, 4/25/29	75,831	81,502
Trust 1999-54, Cl. LH, 6.50%, 11/25/29	3,083,669	3,333,693
Trust 2001-19, Cl. Z, 6%, 5/1/31	1,750,158	1,893,818
Trust 2001-44, Cl. QC, 6%, 9/25/16	225,590	243,010
Trust 2001-51, Cl. OD, 6.50%, 10/25/31	336,683	360,795
Trust 2001-65, Cl. F, 0.846%, 11/25/31[1]	2,963,948	2,950,575
Trust 2001-69, Cl. PF, 1.246%, 12/25/31[1]	3,212,517	3,228,270
Trust 2001-80, Cl. ZB, 6%, 1/25/32	3,446,688	3,739,219
Trust 2002-12, Cl. PG, 6%, 3/25/17	2,266,822	2,445,663
Trust 2002-19, Cl. PE, 6%, 4/25/17	1,239,503	1,334,722
Trust 2002-21, Cl. PE, 6.50%, 4/25/32	3,428,444	3,729,073
Trust 2002-29, Cl. F, 1.246%, 4/25/32[1]	1,580,624	1,588,460
Trust 2002-60, Cl. FH, 1.246%, 8/25/32[1]	3,094,558	3,104,697
Trust 2002-64, Cl. FJ, 1.246%, 4/25/32[1]	485,452	485,232
Trust 2002-68, Cl. FH, 0.744%, 10/18/32[1]	999,131	987,780
Trust 2002-81, Cl. FM, 0.746%, 12/25/32[1]	1,852,551	1,831,661
Trust 2002-84, Cl. FB, 1.246%, 12/25/32[1]	307,709	309,037
Trust 2002-9, Cl. PC, 6%, 3/25/17	2,540,008	2,741,243
Trust 2003-11, Cl. FA, 1.246%, 9/25/32[1]	419,903	421,715
Trust 2003-116, Cl. FA, 0.646%, 11/25/33[1]	648,164	635,302
Trust 2003-28, Cl. KG, 5.50%, 4/25/23	5,556,000	5,857,431
F5 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount	Value

FHLMC/FNMA/FHLB/Sponsored Continued
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: Continued
Trust 2003-3, Cl. FM, 0.746%, 4/25/33[1]	$2,332,962	$2,301,198
Trust 2003-81, Cl. PW, 4%, 3/25/25	131,948	131,913
Trust 2004-101, Cl. BG, 5%, 1/25/20	5,778,000	6,162,221
Trust 2004-W9, Cl. 2A2, 7%, 2/25/44	1,530,003	1,676,418
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25	3,800,000	3,984,088
Trust 2005-25, Cl. PS, 27.077%, 4/25/35[1]	943,963	1,299,194
Trust 2005-31, Cl. PB, 5.50%, 4/25/35	2,865,000	3,048,061
Trust 2005-69, Cl. LE, 5.50%, 11/1/33	6,477,571	6,800,716
Trust 2005-71, Cl. DB, 4.50%, 8/25/25	3,510,000	3,620,941
Trust 2006-24, Cl. DB, 5.50%, 4/25/26	960,000	1,008,859
Trust 2006-46, Cl. SW, 23.296%, 6/25/36[1]	3,613,748	4,745,261
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 2001-61, Cl. SH, 49.855%, 11/18/31[8]	3,364,300	430,785
Trust 2001-63, Cl. SD, 23.067%, 12/18/31[8]	89,227	12,967
Trust 2001-68, Cl. SC, 17.719%, 11/25/31[8]	61,272	7,920
Trust 2001-81, Cl. S, 35.089%, 1/25/32[8]	827,848	109,549
Trust 2002-28, Cl. SA, 37.932%, 4/25/32[8]	601,092	78,636
Trust 2002-38, Cl. SO, 56.274%, 4/25/32[8]	558,003	64,188
Trust 2002-39, Cl. SD, 40.74%, 3/18/32[8]	868,167	115,561
Trust 2002-48, Cl. S, 34.361%, 7/25/32[8]	944,167	128,897
Trust 2002-52, Cl. SL, 35.525%, 9/25/32[8]	573,035	78,238
Trust 2002-53, Cl. SK, 38.894%, 4/25/32[8]	541,175	80,659
Trust 2002-56, Cl. SN, 37.06%, 7/25/32[8]	1,294,881	177,855
Trust 2002-65, Cl. SC, 67.232%, 6/25/26[8]	1,691,849	268,216
Trust 2002-77, Cl. IS, 47.822%, 12/18/32[8]	950,666	138,477
Trust 2002-77, Cl. SH, 42.957%, 12/18/32[8]	1,040,236	169,001
Trust 2002-89, Cl. S, 72.508%, 1/25/33[8]	5,816,567	878,150
Trust 2002-9, Cl. MS, 33.823%, 3/25/32[8]	1,127,472	163,648
Trust 2003-13, Cl. IO, 10.77%, 3/25/33[8]	4,221,341	772,833
Trust 2003-23, Cl. ES, 81.189%, 10/25/22[8]	17,665,889	1,630,694
Trust 2003-26, Cl. DI, 11.758%, 4/25/33[8]	2,783,200	470,797
Trust 2003-26, Cl. IK, 15.588%, 4/25/33[8]	487,749	82,509
Trust 2003-33, Cl. SP, 55.165%, 5/25/33[8]	3,745,696	515,548
Trust 2003-4, Cl. S, 46.818%, 2/25/33[8]	1,918,995	266,361
Trust 2003-46, Cl. IH, 0.00%, 6/1/33[8,22]	754,667	85,479
Trust 2005-14, Cl. SE, 42.486%, 3/25/35[8]	1,382,555	121,711
Trust 2005-40, Cl. SA, 72.862%, 5/25/35[8]	9,408,385	1,196,634
Trust 2005-40, Cl. SB, 85.479%, 5/25/35[8]	4,207,134	675,325
Trust 2005-71, Cl. SA, 71.947%, 8/25/25[8]	4,733,365	549,113
Trust 2005-87, Cl. SE, 90.624%, 10/25/35[8]	46,114,491	3,958,897
Trust 2005-87, Cl. SG, 37.683%, 10/25/35[8]	1,873,044	180,364
Trust 2006-60, Cl. DI, 40.563%, 4/25/35[8]	2,273,235	331,529
Trust 2006-90, Cl. SX, 99.999%, 9/25/36[8]	8,886,939	1,709,345
Trust 2007-88, Cl. XI, 13.776%, 6/25/37[8]	24,896,956	2,465,692
Trust 221, Cl. 2, 19.665%, 5/1/23[8]	793,716	142,394
F6 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount	Value

FHLMC/FNMA/FHLB/Sponsored Continued
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security: Continued
Trust 240, Cl. 2, 24.055%, 9/1/23[8]	$1,296,208	$232,170
Trust 247, Cl. 2, 7.771%, 10/1/23[8]	312,595	60,277
Trust 252, Cl. 2, 11.62%, 11/1/23[8]	93,269	17,175
Trust 2682, Cl. TQ, 99.999%, 10/15/33[8]	4,005,559	651,293
Trust 2981, Cl. BS, 99.999%, 5/15/35[8]	7,181,973	883,652
Trust 301, Cl. 2, 0.00%, 4/1/29[8,22]	1,189,814	276,840
Trust 303, Cl. IO, 18.907%, 11/1/29[8]	705,612	130,274
Trust 313, Cl. 2, 14.439%, 6/1/31[8]	10,829,688	2,211,081
Trust 319, Cl. 2, 0.00%, 2/1/32[8,22]	69,272	13,839
Trust 321, Cl. 2, 3.295%, 4/1/32[8]	5,171,250	1,072,880
Trust 324, Cl. 2, 0.00%, 7/1/32[8,22]	2,279,035	461,541
Trust 328, Cl. 2, 0.00%, 12/1/32[8,22]	7,811,828	1,429,184
Trust 331, Cl. 5, 0.00%, 2/1/33[8,22]	4,590,881	799,828
Trust 334, Cl. 10, 4.448%, 2/1/33[8]	3,887,159	664,567
Trust 334, Cl. 12, 0.00%, 2/1/33[8,22]	5,745,769	967,258
Trust 339, Cl. 7, 0.00%, 7/1/33[8,22]	13,518,609	1,834,606
Trust 345, Cl. 9, 0.00%, 1/1/34[8,22]	5,170,447	754,464
Trust 351, Cl. 10, 0.00%, 4/1/34[8,22]	1,498,082	201,346
Trust 351, Cl. 8, 0.643%, 4/1/34[8]	2,457,128	326,749
Trust 356, Cl. 10, 0.00%, 6/1/35[8,22]	2,122,162	303,640
Trust 356, Cl. 12, 0.00%, 2/1/35[8,22]	1,063,559	141,598
Trust 362, Cl. 12, 0.00%, 8/1/35[8,22]	130,229	22,510
Trust 362, Cl. 13, 0.00%, 8/1/35[8,22]	136,471	22,877
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed Security:
Trust 322, Cl. 1, 8.139%, 4/1/32[9]	11,878,850	10,381,878
Trust 324, Cl. 1, 7.912%, 7/1/32[9]	1,014,573	890,609
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security:
Series 1992-2, Cl. IO, 20.561%, 9/15/22[8]	11,713,420	240,776
Series 1995-2B, Cl. 2IO, 19.564%, 6/15/25[8]	784,569	22,976
Series 1995-3, Cl. 1IO, 8.81%, 9/15/25[8]	26,695,162	194,821

		682,060,827

GNMA/Guaranteed—0.6%
Government National Mortgage Assn.:
4.50%, 10/1/39[7]	27,530,000	27,942,950
4.625%, 7/1/27[1]	6,987	7,161
7%, 1/29/28-2/8/30	1,826,859	2,012,608
8%, 1/29/28-9/29/28	706,307	802,763
11%, 11/8/19	14,612	16,225
12%, 12/9/13-9/1/15	24,721	27,725
12.50%, 12/29/13-11/29/15	713,597	766,477
13%, 10/30/15	1,042,003	1,168,228
13.50%, 6/30/15	1,459,563	1,647,873
F7 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount	Value

GNMA/Guaranteed Continued
Government National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1999-32, Cl. ZB, 8%, 9/16/29	$6,953,442	$7,591,249
Series 2000-12, Cl. ZA, 8%, 2/16/30	3,016,774	3,263,763
Government National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates, Series 2000-7, Cl. Z, 8%, 1/16/30	3,340,514	3,613,561
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 1998-19, Cl. SB, 45.651%, 7/16/28[8]	1,511,266	226,230
Series 1998-6, Cl. SA, 63.965%, 3/16/28[8]	918,861	180,034
Series 2006-47, Cl. SA, 70.584%, 8/16/36[8]	10,695,126	1,200,464

		50,467,311

Non-Agency—12.6%
Commercial—6.1%
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through Certificates:
Series 2007-1, Cl. AMFX, 5.482%, 1/1/49	10,030,000	6,856,558
Series 2008-1, Cl. A4, 6.354%, 12/1/17[1]	9,480,000	8,617,653
Series 2008-1, Cl. AM, 6.397%, 2/10/51[1]	7,805,000	5,325,736
Capital Lease Funding Securitization LP, Interest-Only Corporate-Backed Pass-Through Certificates, Series 1997-CTL1, 0.00%, 6/22/24[8,22]	2,603,089	107,514
ChaseFlex Trust 2006-2, Multiclass Mtg. Pass-Through Certificates, Series 2006-2, Cl. A1B, 0.366%, 9/25/36[1]	16,147	16,097
CHL Mortgage Pass-Through Trust 2005-17, Mtg. Pass-Through Certificates, Series 2005-17, Cl. 1A8, 5.50%, 9/1/35	9,286,000	7,041,539
CHL Mortgage Pass-Through Trust 2005-HYB8, Mtg. Pass-Through Certificates, Series 2005-HYB8, Cl. 4A1, 5.497%, 12/20/35[1]	509,256	345,416
Citigroup Commercial Mortgage Trust 2006-C4, Commercial Mtg. Pass-Through Certificates, Series 2006-C4, Cl. A3, 5.916%, 3/1/49[1]	7,470,000	7,027,596
Citigroup, Inc./Deutsche Bank 2007-CD4 Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates, Series 2007-CD4, Cl. A2B, 5.205%, 12/11/49[3]	68,053,000	67,798,298
Credit Suisse Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates, Series 2007-C3, Cl. A4, 5.723%, 6/1/39[1]	3,960,000	3,137,389
CWALT Alternative Loan Trust 2007-8CB, Mtg. Pass-Through Certificates, Series 2007-8CB, Cl. A1, 5.50%, 5/25/37	14,119,085	10,375,511
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg. Pass-Through Certificates, Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36	3,545,694	2,360,697
Deutsche Alt-A Securities, Inc. Mortgage, Mtg. Pass-Through Certificates, Series 2007-RS1, Cl. A2, 0.746%, 1/27/37[1,5]	3,959,909	1,205,297
DLJ Mortgage Acceptance Corp., Commercial Mtg. Obligations, Series 1997-CF2, Cl. B30C, 6.097%, 10/15/30[1,5]	36,400,000	4,732,000
F8 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount	Value

Commercial Continued
First Horizon Alternative Mortgage Securities Trust 2007-FA2, Mtg. Pass-Through Certificates, Series 2007-FA2, Cl. 1A1, 5.50%, 4/25/37	$2,890,170	$2,008,539
First Horizon Mortgage Pass-Through Trust 2007-AR3, Mtg. Pass-Through Certificates, Series 2007-AR3, Cl. 1A1, 6.115%, 11/1/37[1]	12,721,663	8,698,945
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations, Series 2004-C3, Cl. A2, 4.433%, 7/10/39	2,263,403	2,290,509
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg. Pass-Through Certificates, Series 1998-C1, Cl. F, 4.69%, 5/15/30[1,5]	2,000,000	1,999,015
Greenwich Capital Commercial Funding Corp./Commercial Mortgage Trust 2007-GG11, Commercial Mtg. Pass-Through Certificates, Series 2007-GG11, Cl. A4, 5.736%, 8/1/17	19,185,000	17,322,678
Greenwich Capital Commercial Funding Corp./Commercial Mortgage Trust 2007-GG9, Commercial Mtg. Pass-Through Certificates, Series 2007-GG9, Cl. A2, 5.381%, 3/10/39[3]	69,976,000	69,566,151
GS Mortgage Securities Corp. II, Commercial Mtg. Obligations, Series 2006-GG8, Cl. A4, 5.56%, 11/1/39	4,950,000	4,362,552
Indymac Index Mortgage Loan Trust 2005-AR31, Mtg. Pass-Through Certificates, Series 2005-AR31, Cl. 2 A2, 5.233%, 1/1/36[1]	1,425,458	336,849
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg. Pass-Through Certificates:
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49	9,220,000	8,827,906
Series 2007-LDPX, Cl. A3, 5.42%, 1/15/49	11,190,000	9,461,316
Series 2007-CB18, Cl. A4, 5.44%, 6/1/47	14,355,000	12,369,959
Series 2007-CB18, Cl. AM, 5.466%, 6/1/47	16,086,000	11,046,330
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51	5,275,000	5,250,571
Series 2008-C2, Cl. A4, 6.068%, 2/1/51	21,180,000	15,262,552
Series 2008-C2, Cl. AM, 6.798%, 2/1/51[1]	12,600,000	6,411,690
JPMorgan Commercial Mortgage Finance Corp., Mtg. Pass-Through Certificates, Series 2000-C9, Cl. A2, 7.77%, 10/15/32	84,424	84,372
JPMorgan Mortgage Trust 2006-A2, Mtg. Pass-Through Certificates, Series 2006-A2, Cl. 3A4, 5.676%, 4/1/36[1]	6,476,129	1,891,963
JPMorgan Mortgage Trust 2006-A7, Mtg. Pass-Through Certificates, Series 2006-A7, Cl. 2A2, 5.774%, 1/1/37[1]	2,555,012	1,801,381
LB Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates, Series 1999-C2, Cl. C, 7.47%, 10/15/32	351,894	351,725
LB-UBS Commercial Mortgage Trust 2000-C3, Commercial Mtg. Pass-Through Certificates, Series 2000-C3, Cl. A2, 7.95%, 5/15/25	5,224,344	5,265,970
LB-UBS Commercial Mortgage Trust 2008-C1, Commercial Mtg. Pass-Through Certificates, Series 2008-C1, Cl. AM, 6.318%, 4/11/41[1]	6,640,000	4,950,893
Lehman Structured Securities Corp., Commercial Mtg. Pass-Through Certificates, Series 2002-GE1, Cl. A, 2.514%, 7/1/24[2]	342,378	256,254
Mastr Alternative Loan Trust 2004-6, Mtg. Pass-Through Certificates, Series 2004-6, Cl. 10A1, 6%, 7/25/34	3,065,806	2,624,464
F9 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount	Value

Commercial Continued
Morgan Stanley Capital I Trust, Commercial Mtg. Pass-Through Certificates:
Series 2006-HQ10, Cl. AM, 5.36%, 11/1/41	$15,740,000	$11,985,264
Series 2007-IQ16, Cl. A4, 5.809%, 12/1/49	8,700,000	7,469,261
Morgan Stanley Capital I Trust 2003-IQ4, Commercial Mtg. Pass-Through Certificates, Trust 2003-IQ4, Cl. A2, 4.07%, 5/1/40[3]	30,410,000	29,938,989
Morgan Stanley Capital I Trust 2004-TOP13, Commercial Mtg. Pass-Through Certificates, Trust 2004-TOP13, Cl. A4, 4.66%, 9/1/45[3]	25,000,000	24,878,368
RALI Series 2005-QA4 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2005-QA4, Cl. A32, 5.372%, 4/25/35[1]	378,080	84,219
Residential Asset Securitization Trust 2006-A12, Mtg. Pass-Through Certificates, Series 2006-A12, Cl. 1A, 6.25%, 11/1/36	2,599,726	1,710,268
STARM Mortgage Loan Trust 2007-1, Mtg. Pass-Through Certificates, Series 2007-1, Cl. 2A1, 5.83%, 2/1/37[1]	29,361,780	19,415,521
Structured Asset Mortgage Investments, Inc., Mtg. Pass-Through Certificates, Series 2002-AR3, Cl. A2, 0.996%, 9/19/32[1,5]	1,701,173	774,034
Wachovia Bank Commercial Mortgage Trust 2003-C9, Commercial Mtg. Pass-Through Certificates, Series 2003-C9, Cl. A4, 5.012%, 12/1/35[3]	34,938,000	35,122,396
Wachovia Bank Commercial Mortgage Trust 2006-C29, Commercial Mtg. Pass-Through Certificates, Series 2006-C29, Cl. A2, 5.275%, 11/15/48	2,083,000	2,071,098
Wachovia Bank Commercial Mortgage Trust 2007-C33, Commercial Mtg. Pass-Through Certificates, Series 2007-C33, Cl. A4, 5.902%, 2/1/51[1]	14,700,000	12,145,216
Wachovia Bank Commercial Mortgage Trust 2007-C34, Commercial Mtg. Pass-Through Certificates, Series 2007-C34, Cl. AJ, 5.956%, 5/1/46[1]	6,690,000	3,584,664
WaMu Mortgage Pass-Through Certificates 2006-AR15 Trust, Mtg. Pass-Through Certificates, Series 2006-AR15, Cl. 1A, 1.741%, 11/1/46[1,5]	3,719,162	1,751,806
WaMu Mortgage Pass-Through Certificates 2007-OA3 Trust, Mtg. Pass-Through Certificates, Series 2007-OA3, Cl. 5A, 2.151%, 4/1/47[1,5]	2,677,574	1,132,792
Wells Fargo Mortgage-Backed Securities 2004-V Trust, Mtg. Pass-Through Certificates, Series 2004-V, Cl. 1A1, 3.412%, 10/1/34[1]	7,688,904	7,251,740
Wells Fargo Mortgage-Backed Securities 2004-W Trust, Mtg. Pass-Through Certificates, Series 2004-W, Cl. B2, 4.256%, 11/1/34[1]	2,816,257	1,262,190
Wells Fargo Mortgage-Backed Securities 2005-AR1 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2005-AR1, Cl. 1A1, 4.526%, 2/1/35[1]	13,796,168	12,389,413
Wells Fargo Mortgage-Backed Securities 2006-AR8 Trust, Mtg. Pass-Through Certificates, Series 2006-AR8, Cl. 1A3, 3.818%, 4/25/36[1]	8,525,517	6,092,015

		496,449,139

Manufactured Housing—0.2%
Wells Fargo Mortgage-Backed Securities 2006-AR12 Trust, Mtg. Pass-Through Certificates, Series 2006-AR12, Cl. 2A1, 6.10%, 9/25/36[1]	13,854,893	10,954,971
F10 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount	Value

Manufactured Housing Continued
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg. Pass-Through Certificates, Series 2006-AR2, Cl. 2A5, 5.031%, 3/25/36[1]	$4,221,413	$3,457,359

		14,412,330

Multifamily—0.1%
Merrill Lynch Mortgage Investors Trust 2005-A2, Mtg. Pass-Through Certificates, Series 2005-A2, Cl. A2, 4.479%, 2/1/35[1]	3,196,478	2,870,847
Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust, Mtg. Pass-Through Certificates, Series 2006-AR10, Cl. 2A1, 5.60%, 7/25/36[1]	6,475,929	4,837,682
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust, Mtg. Pass-Through Certificates, Series 2006-AR6, Cl. 3A1, 5.094%, 3/25/36[1]	6,913,524	5,721,400

		13,429,929

Residential—6.2%
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through Certificates, Series 2007-4, Cl. AM, 6.002%, 8/1/17[1]	16,580,000	11,951,325
Bear Stearns ARM Trust 2004-2, Mtg. Pass-Through Certificates, Series 2004-2, Cl. 12A2, 3.94%, 5/1/34[1,5]	11,328,169	9,145,500
Bear Stearns ARM Trust 2004-9, Mtg. Pass-Through Certificates, Series 2004-9, Cl. 23A1, 4.983%, 11/1/34[1]	5,477,010	5,228,725
Chase Mortgage Finance Trust 2006-S3, Multiclass Mtg. Pass-Through Certificates, Series 2006-S3, Cl. 1A2, 6%, 11/1/36	10,650,000	8,020,788
Chase Mortgage Finance Trust 2007-A1, Multiclass Mtg. Pass-Through Certificates, Series 2007-A1, Cl. 9A1, 4.566%, 2/1/37[1]	7,579,733	7,066,253
CHL Mortgage Pass-Through Trust 2005-26, Mtg. Pass-Through Certificates, Series 2005-26, Cl. 1A8, 5.50%, 11/1/35	8,168,499	7,493,852
CHL Mortgage Pass-Through Trust 2005-27, Mtg. Pass-Through Certificates, Series 2005-27, Cl. 2A1, 5.50%, 12/1/35	7,492,400	5,981,283
CHL Mortgage Pass-Through Trust 2005-31, Mtg. Pass-Through Certificates, Series 2005-31, Cl. 2A4, 5.445%, 1/1/36[1]	3,416,054	896,423
CHL Mortgage Pass-Through Trust 2005-J4, Mtg. Pass-Through Certificates, Series 2005-J4, Cl. A7, 5.50%, 11/1/35	5,301,000	3,825,668
CHL Mortgage Pass-Through Trust 2007-HY3, Mtg. Pass-Through Certificates, Series 2007-HY3, Cl. 1A1, 5.724%, 6/1/47[1,5]	6,731,554	3,635,039
CHL Mortgage Pass-Through Trust 2007-HY4, Mtg. Pass-Through Certificates:
Series 2007-HY4, Cl. 1A1, 6.073%, 9/1/47[1]	35,827,003	22,799,735
Series 2007-HY4, Cl. 1A2, 6.073%, 9/1/47[1,5]	8,768,310	1,402,930
Series 2007-HY4, Cl. 2A2, 6.207%, 11/1/37[1,5]	1,924,932	307,989
Series 2007-HY4, Cl. 3A2, 6.395%, 11/1/37[1,5]	2,072,131	290,098
CHL Mortgage Pass-Through Trust 2007-HY5, Mtg. Pass-Through Certificates:
Series 2007-HY5, Cl. 1A2, 5.922%, 9/1/37[1,5]	9,599,419	1,919,884
F11 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount	Value

Residential Continued
CHL Mortgage Pass-Through Trust 2007-HY5, Mtg. Pass-Through Certificates: Continued
Series 2007-HY5, Cl. 2A2, 5.955%, 9/1/37[1,5]	$2,530,756	$480,844
Series 2007-HY5, Cl. 3A2, 6.157%, 9/1/37[1,5]	6,479,455	1,360,685
Citigroup Commercial Mortgage Trust 2007-C6, Commercial Mtg. Pass-Through Certificates, Series 2007-C6, Cl. A2, 5.888%, 8/1/12[1]	2,810,000	2,832,488
Citigroup Mortgage Loan Trust, Inc. 2005-2, Mtg. Pass-Through Certificates, Series 2005-2, Cl. 1A3, 4.954%, 5/1/35[1,5]	9,014,386	7,277,314
Citigroup Mortgage Loan Trust, Inc. 2005-3, Mtg. Pass-Through Certificates, Series 2005-3, Cl. 2A4, 5.189%, 8/1/35[1]	18,309,590	11,429,027
Citigroup Mortgage Loan Trust, Inc. 2006-AR1, Asset-Backed Pass-Through Certificates, Series 2006-AR1, Cl. 3A2, 5.50%, 3/1/36[1]	9,933,431	2,343,444
Citigroup Mortgage Loan Trust, Inc. 2006-AR2, Asset-Backed Pass-Through Certificates:
Series 2006-AR2, Cl. 1A2, 5.528%, 3/1/36[1]	21,185,783	14,499,204
Series 2006-AR2, Cl. 1AB, 5.591%, 3/1/36	8,705,869	2,328,768
Citigroup, Inc./Deutsche Bank 2007-CD4 Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates, Series 2007-CD4, Cl. AMFX, 5.366%, 12/1/49	14,345,000	9,788,677
CitiMortgage Alternative Loan Trust 2006-A5, Real Estate Mtg. Investment Conduit Pass-Through Certificates, Series 2006-A5, Cl. 2A1, 5.50%, 10/1/21	6,645,098	5,708,437
CWALT Alternative Loan Trust 2006-43CB, Mtg. Pass-Through Certificates, Series 2006-43CB, Cl. 1A10, 6%, 2/1/37	33,460,338	22,661,830
GSR Mortgage Loan Trust 2004-5, Mtg. Pass-Through Certificates, Series 2004-5, Cl. 2A1, 3.837%, 5/1/34[1]	8,173,513	6,481,468
GSR Mortgage Loan Trust 2005-AR6, Mtg. Pass-Through Certificates:
Series 2005-AR6, Cl. 1A4, 3.716%, 9/1/35[1]	23,220,761	17,814,801
Series 2005-AR6, Cl. 3A1, 4.558%, 9/25/35[1]	10,272,415	9,144,440
GSR Mortgage Loan Trust 2005-AR7, Mtg. Pass-Through Certificates, Series 2005-AR7, Cl. 4A1, 5.338%, 11/1/35[1]	7,498,249	5,940,969
GSR Mortgage Loan Trust 2007-AR1, Mtg. Pass-Through Certificates, Series 2007-AR1, Cl. 4A1, 5.799%, 3/1/37[1,5]	8,278,797	6,340,611
JP Morgan Mortgage Trust 2006-A2, Mtg. Pass-Through Certificates, Series 2006-A2, Cl. 5A3, 4.439%, 11/1/33[1]	4,062,342	3,899,562
JPMorgan Mortgage Trust 2007-A1, Mtg. Pass-Through Certificates, Series 2007-A1, Cl. 7A1, 5.294%, 7/1/35[1,5]	13,843,475	11,213,215
JPMorgan Mortgage Trust 2007-A3, Mtg. Pass-Through Certificates, Series 2007-A3, Cl. 3A3, 5.996%, 5/1/37[1,5]	4,009,364	568,127
LB-UBS Commercial Mortgage Trust 2007-C7, Commercial Mtg. Pass-Through Certificates, Series 2007-C7, Cl. AM, 6.374%, 9/11/45[1]	26,810,000	19,454,357
Mastr Adjustable Rate Mortgages Trust 2006-2, Mtg. Pass-Through Certificates, Series 2006-2, Cl. 1A1, 4.337%, 4/1/36[1]	7,489,781	5,149,501
F12 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount	Value

Residential Continued
Merrill Lynch Mortgage Investors Trust 2006-3, Mtg. Pass-Through Certificates, Series 2006-3, Cl. 2A1, 6.08%, 10/25/36[1]	$12,888,273	$11,085,429
RALI Series 2006-QS13 Trust:
Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS13, Cl. 1A8, 6%, 9/25/36	1,236,893	1,167,706
Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS13, Cl. 1A5, 6%, 9/25/36	9,859,030	7,731,610
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2007-QS6, Cl. A28, 5.75%, 4/25/37	4,016,884	2,477,395
Residential Asset Securitization Trust 2005-A14, Mtg. Pass-Through Certificates, Series 2005-A14, Cl. A1, 5.50%, 12/1/35	9,429,000	6,994,560
Residential Asset Securitization Trust 2005-A6CB, Mtg. Pass-Through Certificates, Series 2005-A6CB, Cl. A7, 6%, 6/1/35	14,431,590	10,629,080
Residential Funding Mortgage Securities I, Inc., Mtg. Pass-Through Certificates, 5.756%, 7/1/37[1,5]	7,316,129	525,298
Salomon Brothers Mortgage Securities VII, Inc., CMO:
Series 2001-UP2, Cl. AF2, 7.25%, 10/25/31	88,072	93,674
Series 2000-UP1, Cl. A2, 8%, 9/25/30	316,639	285,956
Salomon Smith Barney RV Trust, Recreational Vehicles Mtg. Obligations, Series 2001-1, Cl. B, 6.64%, 4/15/18	1,628,447	1,633,986
WaMu Mortgage Pass-Through Certificates 2003-AR9 Trust, Mtg. Pass-Through Certificates, Series 2003-AR9, Cl. 2A, 2.881%, 9/25/33[1]	3,885,817	3,615,919
WaMu Mortgage Pass-Through Certificates 2005-AR12 Trust, Mtg. Pass-Through Certificates, Series 2007-AR12, Cl. 1A8, 4.822%, 10/1/35[1]	8,644,681	7,016,588
WaMu Mortgage Pass-Through Certificates 2006-AR10 Trust, Mtg. Pass-Through Certificates, Series 2006-AR10, Cl. 1A2, 5.922%, 9/1/36[1]	9,141,126	7,565,816
WaMu Mortgage Pass-Through Certificates 2007-HY1 Trust, Mtg. Pass-Through Certificates:
Series 2007-HY1, Cl. 4A1, 5.392%, 2/1/37[1]	44,951,912	28,962,274
Series 2007-HY1, Cl. 5A1, 5.737%, 2/1/37[1]	26,912,598	19,527,111
WaMu Mortgage Pass-Through Certificates 2007-HY2 Trust, Mtg. Pass-Through Certificates, Series 2007-HY2, Cl. 1A1, 5.564%, 12/1/36[1]	30,759,743	19,812,637
WaMu Mortgage Pass-Through Certificates 2007-HY3 Trust, Mtg. Pass-Through Certificates, Series 2007-HY3, Cl. 4A1, 5.32%, 3/1/37[1]	28,242,236	22,215,020
WaMu Mortgage Pass-Through Certificates 2007-HY4 Trust, Mtg. Pass-Through Certificates, Series 2007-HY4, Cl. 4A1, 5.499%, 9/25/36[1]	25,870,852	19,438,398
WaMu Mortgage Pass-Through Certificates 2007-HY6 Trust, Mtg. Pass-Through Certificates, Series 2007-HY6, Cl. 2A1, 5.667%, 6/25/37[1]	13,492,400	8,859,734
WaMu Mortgage Pass-Through Certificates 2007-HY7 Trust, Mtg. Pass-Through Certificates, Series 2007-HY7, Cl. 2A1, 5.79%, 7/1/37[1]	7,333,936	4,606,241
Wells Fargo Mortgage-Backed Securities 2005-AR16 Trust, Mtg. Pass-Through Certificates, Series 2005-AR16, Cl. 2A1, 4.418%, 10/1/35[1]	5,061,158	4,391,006
F13 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount		Value

Residential Continued
Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust, Mtg. Pass-Through Certificates:
Series 2006-AR10, Cl. 3A2, 4.393%, 7/1/36[1,5]	$2,085,808		$396,304
Series 2006-AR10, Cl. 4A2, 5.557%, 7/1/36[1,5]	7,768,750		1,476,063
Series 2006-AR10, Cl. 5A3, 5.592%, 7/1/36[1]	3,732,628		2,760,442
Series 2006-AR10, Cl. 5A6, 5.592%, 7/1/36[1]	39,912,077		29,885,381
Series 2006-AR10, Cl. 2A2, 5.60%, 7/1/36[1,5]	5,510,335		991,860
Wells Fargo Mortgage-Backed Securities 2006-AR13 Trust, Mtg. Pass-Through Certificates, Series 2006-AR13, Cl. A4, 5.747%, 9/1/36[1]	29,050,000		18,835,950
Wells Fargo Mortgage-Backed Securities 2006-AR8 Trust, Mtg. Pass-Through Certificates, Series 2006-AR8, Cl. 2A1, 5.24%, 4/1/36[1]	5,973,234		4,600,926

			504,265,625

Total Mortgage-Backed Obligations (Cost $1,959,971,643)			1,761,085,161

U.S. Government Obligations—2.2%
Federal Home Loan Bank Unsec. Bonds, 3.625%, 10/18/13	22,230,000		23,445,892
Federal Home Loan Mortgage Corp. Nts., 2.50%, 4/23/14	44,800,000		44,943,674
Federal National Mortgage Assn. Nts.:
3%, 9/16/14	31,585,000		32,157,983
4.375%, 10/15/15[11]	22,491,000		24,224,291
Resolution Funding Corp. Bonds, Residual Funding STRIPS, 5.913%, 1/15/21[12]	11,580,000		7,187,173
U.S. Treasury Bills, 0.10%, 10/15/09[10]	39,700,000		39,697,221
U.S. Treasury Bonds, STRIPS, 4.989%, 2/15/16[12]	11,271,000		9,321,838

Total U.S. Government Obligations (Cost $177,261,521)			180,978,072

Foreign Government Obligations—28.6%
Argentina—0.4%
Argentina (Republic of) Bonds:
0.943%, 8/3/12[1]	8,860,876		7,211,518
Series GDP, 1.626%, 12/15/35[1]	23,710,000		1,695,265
Series V, 7%, 3/28/11	4,160,000		3,778,782
Series VII, 7%, 9/12/13	1,205,000		931,164
Argentina (Republic of) Sr. Unsec. Nts., 7%, 10/3/15	21,410,000		14,729,640

			28,346,369

Australia—0.1%
New South Wales Treasury Corp. Bonds:
Series 12, 6%, 5/1/12	2,205,000	AUD	1,983,553
Series 14, 5.50%, 8/1/14	3,210,000	AUD	2,816,796

			4,800,349

Belgium—0.1%
Belgium (Kingdom of) Bonds, Series 44, 5%, 3/28/35	4,425,000	EUR	7,142,494
F14 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount		Value

Brazil—4.3%
Banco Nacional de Desenvolvimento Economico e Social Nts., 6.369%, 6/16/18[2,3]	$9,320,000		$9,844,250
Brazil (Federal Republic of) Bonds:
6%, 1/17/17[3]	26,685,000		29,006,595
8%, 1/15/18	174,722		203,202
8.875%, 10/14/19	6,055,000		7,886,638
Brazil (Federal Republic of) Nota Do Tesouro Nacional Nts.:
10%, 1/10/10	10,582,000	BRR	6,118,206
10%, 1/1/12	159,624,000	BRR	89,523,768
10%, 1/1/14	36,620,000	BRR	19,616,667
10%, 1/1/17	319,200,000	BRR	161,898,660
10.878%, 5/15/45	9,870,000	BRR	10,164,948
Brazil (Federal Republic of) Nts., 7.875%, 3/7/15	7,950,000		9,412,800
Brazil (Federal Republic of) Sr. Nts., 5.875%, 1/15/19	5,780,000		6,242,400

			349,918,134

Canada—0.2%
Ontario (Province of) Bonds, 4.20%, 3/8/18	9,235,000	CAD	8,956,048
Quebec (Province of) Nts., 4.50%, 12/1/18	9,150,000	CAD	8,955,574

			17,911,622

Colombia—0.7%
Bogota Distrio Capital Sr. Bonds, 9.75%, 7/26/28[2]	9,427,000,000	COP	4,520,567
Colombia (Republic of) Bonds:
7.375%, 9/18/37[3]	10,402,000		11,806,270
12%, 10/22/15	29,864,000,000	COP	18,418,644
Colombia (Republic of) Nts., 11.75%, 3/1/10	5,175,000,000	COP	2,773,056
Colombia (Republic of) Sr. Nts., 7.375%, 3/18/19	15,960,000		18,330,060
Colombia (Republic of) Unsec. Nts., 7.375%, 1/27/17	350,000		402,850
Colombia (Republic of) Unsec. Unsub. Bonds, 9.85%, 6/28/27	4,473,000,000	COP	2,481,942

			58,733,389

Denmark—0.1%
Denmark (Kingdom of) Bonds, 4%, 11/15/17	30,400,000	DKK	6,240,496
Egypt—0.9%
Egypt (The Arab Republic of) Treasury Bills:
Series 182, 9.576%, 10/20/09[12]	20,850,000	EGP	3,770,129
Series 182, 9.704%, 11/3/09[12]	31,000,000	EGP	5,585,409
Series 182, 9.679%, 11/10/09[12]	6,950,000	EGP	1,249,977
Series 182, 9.595%, 12/8/09[12]	31,175,000	EGP	5,569,797
Series 273, 9.595%, 12/8/09[12]	31,275,000	EGP	5,587,664
Series 364, 9.59%, 10/20/09[12]	43,600,000	EGP	7,883,818
F15 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount		Value

Egypt Continued
Egypt (The Arab Republic of) Treasury Bills: Continued
Series 364, 9.827%, 11/3/09[12]	44,250,000	EGP	$7,978,994
Series 364, 9.656%, 11/10/09[12]	137,900,000	EGP	24,811,097
Egypt (The Arab Republic of) Unsec. Unsub. Bonds, 8.75%, 7/15/12[2,3]	62,285,000	EGP	11,433,633

			73,870,518

France—0.7%
France (Government of) Bonds, 3.75% 10/25/19	9,575,000	EUR	14,269,379
France (Government of) Obligations Assimilables du Tresor Bonds, 4%, 10/25/38	9,555,000	EUR	13,802,903
France (Government of) Treasury Nts., 1.50%, 9/12/11	21,925,000	EUR	32,218,899

			60,291,181

Germany—2.0%
Germany (Federal Republic of) Bonds:
3.50%, 7/4/19	32,685,000	EUR	48,946,620
Series 03, 3.75%, 7/4/13	51,485,000	EUR	79,750,292
Series 08, 4.75%, 7/4/40	10,005,000	EUR	16,702,008
Germany (Federal Republic of) Treasury Bills, Series 23, 0.495%, 12/9/09[12]	12,150,000	EUR	17,725,032

			163,123,952

Ghana—0.1%
Ghana (Republic of) Bonds, 8.50%, 10/4/17[2]	4,400,000		4,422,000
Greece—0.4%
Greece (Republic of) Bonds, 4.60%, 5/20/13	22,695,000	EUR	35,214,878
Hungary—1.4%
Hungary (Republic of) Bonds:
Series 10/C, 6.75%, 4/12/10	705,000,000	HUF	3,818,857
Series 11/B, 6%, 10/12/11	190,000,000	HUF	1,006,687
Series 11/C, 6.75%, 4/22/11	3,506,700,000	HUF	18,849,089
Series 11/A, 7.50%, 2/12/11	95,000,000	HUF	518,298
Series 12/C, 6%, 10/24/12	4,604,000,000	HUF	24,029,958
Series 12/B, 7.25%, 6/12/12	2,032,000,000	HUF	10,994,511
Series 13/D, 6.75%, 2/12/13	1,130,000,000	HUF	6,015,184
Series 14/C, 5.50%, 2/12/14	1,217,700,000	HUF	6,113,238
Series 15/A, 8%, 2/12/15	4,866,000,000	HUF	26,860,954
Series 17/B, 6.75%, 2/24/17	475,700,000	HUF	2,436,053
Series 19/A, 6.50%, 6/24/19	2,820,000,000	HUF	13,932,701

			114,575,530
F16 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount		Value

Indonesia—0.9%
Indonesia (Republic of) Nts.:
6.75%, 3/10/14[2]	$3,484,000		$3,788,850
6.875%, 1/17/18[2]	21,501,000		23,328,585
7.25%, 4/20/15[2]	10,270,000		11,425,375
Indonesia (Republic of) Sr. Unsec. Nts.:
7.75%, 1/17/38[2]	3,280,000		3,657,200
10.375%, 5/4/14[2]	3,840,000		4,694,400
11.625%, 3/4/19[2]	5,111,000		7,219,288
Indonesia (Republic of) Unsec. Nts., 8.50%, 10/12/35[2]	13,940,000		16,937,100

			71,050,798

Israel—0.5%
Israel (State of) Bonds:
5.50%, 2/28/17	60,080,000	ILS	17,418,654
Series 2682, 7.50%, 3/31/14	68,180,000	ILS	21,658,667

			39,077,321

Italy—0.7%
Italy (Republic of) Treasury Bonds:
Buoni del Tesoro Poliennali, 3.75%, 12/15/13	25,481,000	EUR	38,720,560
Buoni del Tesoro Poliennali, 5.25%, 8/1/11	13,710,000	EUR	21,440,413

			60,160,973

Japan—3.1%
Japan (Government of) Bonds:
2 yr., 0.20%, 10/15/11[7]	1,489,000,000	JPY	16,574,487
5 yr., Series 72, 1.50%, 6/20/13[7]	5,657,500,000	JPY	65,516,768
10 yr., Series 279, 2%, 3/20/16[7]	1,484,000,000	JPY	17,807,835
10 yr., Series 282, 1.70%, 9/20/16[7]	4,152,000,000	JPY	48,957,429
10 yr., Series 301, 1.50%, 6/20/19[7]	3,701,000,000	JPY	42,148,645
20 yr., Series 112, 2.10%, 6/20/29[7]	5,199,000,000	JPY	58,603,297

			249,608,461

Mexico—2.6%
United Mexican States Bonds:
5.625%, 1/15/17	2,860,000		2,982,980
Series A, 6.375%, 1/16/13	6,840,000		7,534,260
Series M 10, 7.75%, 12/14/17[1]	558,200,000	MXN	41,204,317
Series MI10, 8%, 12/19/13	1,021,470,000	MXN	77,860,883
Series M10, 8%, 12/17/15	190,000,000	MXN	14,334,111
Series MI10, 9.50%, 12/18/14[1]	171,000,000	MXN	13,794,532
Series M20, 10%, 12/5/24[1]	469,000,000	MXN	40,172,698
United Mexican States Sr. Unsec. Bonds, 6.05%, 1/11/40	675,000		676,688
F17 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount		Value

Mexico Continued
United Mexican States Sr. Unsec. Nts., 5.875%, 2/17/14[3]	$11,175,000		$12,013,125

			210,573,594

Norway—0.0%
Norway (Kingdom of) Bonds, 6.50%, 5/15/13	18,500,000	NOK	3,530,290

Panama—0.5%
Panama (Republic of) Bonds:
6.70%, 1/26/36	7,375,000		8,186,250
7.25%, 3/15/15	18,905,000		21,693,488
8.875%, 9/30/27	4,925,000		6,525,625
9.375%, 4/1/29	5,500,000		7,535,000

			43,940,363

Peru—1.4%
Peru (Republic of) Bonds:
7.35%, 7/21/25	6,200,000		7,269,500
7.84%, 8/12/20	61,210,000	PEN	25,028,596
9.91%, 5/5/15	70,149,000	PEN	31,213,085
Series 7, 8.60%, 8/12/17	71,402,000	PEN	30,636,259
Series 8-1, 12.25%, 8/10/11	9,850,000	PEN	4,065,841
Peru (Republic of) Sr. Nts., 4.54%, 2/28/16[12]	14,029,589		10,905,200
Peru (Republic of) Sr. Unsec. Nts., 7.125%, 3/30/19	3,797,000		4,398,825

			113,517,306

Philippines—0.3%
Philippines (Republic of the) Bonds, 8%, 1/15/16	8,590,000		9,964,400
Philippines (Republic of the) Unsec. Bonds:
7.75%, 1/14/31	7,320,000		8,353,950
9%, 2/15/13	930,000		1,090,425
Power Sector Assets & Liabilities Management Corp. Gtd. Sr. Unsec. Nts., 7.25%, 5/27/19[2]	4,750,000		5,082,500

			24,491,275

Poland—0.3%
Poland (Republic of) Bonds:
Series WS0922, 5.75%, 9/23/22	8,880,000	PLZ	2,959,192
Series 0414, 5.75%, 4/25/14[5]	19,875,000	PLZ	6,942,151
Series 0511, 4.25%, 5/24/11	48,475,000	PLZ	16,759,588

			26,660,931
F18 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount		Value

Portugal—0.1%
Portugal (Republic of) Obrigacoes Do Tesouro Bonds, 5%, 6/15/12	5,025,000	EUR	$7,951,274
Spain—0.1%
Spain (Government of) Bonos Y Oblig Del Estado, 4.25% 1/31/14	5,085,000	EUR	7,963,156
Sweden—0.1%
Sweden (Kingdom of) Bonds, Series 1050, 3%, 7/12/16	45,725,000	SEK	6,520,946
The Netherlands—0.1%
Netherlands (Kingdom of the) Bonds, 5%, 7/15/11	6,885,000	EUR	10,747,052
Turkey—4.6%
Turkey (Republic of) Bonds:
6.75%, 4/3/18[3]	11,135,000		11,789,738
7%, 9/26/16	20,140,000		21,777,382
7%, 3/11/19	4,415,000		4,735,088
10.673%, 5/11/11[12]	54,600,000	TRY	32,221,027
12.047%, 2/2/11[12]	62,260,000	TRY	37,750,789
14%, 1/19/11[1]	38,490,000	TRY	27,753,521
16%, 3/7/12[1]	240,590,000	TRY	185,468,302
Series CPI, 10%, 2/15/12[1]	16,920,000	TRY	15,518,165
Series CPI, 12%, 8/14/13[1]	15,695,000	TRY	14,104,481
Turkey (Republic of) Nts.:
7.25%, 3/15/15[3]	10,915,000		11,951,925
7.50%, 7/14/17	2,600,000		2,879,500
Turkey (Republic of) Sr. Unsec. Nts., 7.50%, 11/7/19	7,425,000		8,223,188

			374,173,106

United Kingdom—0.7%
United Kingdom Treasury Bonds:
2.25%, 3/7/14	10,861,000	GBP	17,130,862
4.25%, 3/7/11	10,390,000	GBP	17,400,792
4.75%, 12/7/38	13,435,000	GBP	23,895,672

			58,427,326

Uruguay—0.6%
Uruguay (Oriental Republic of) Bonds:
4.945%, 4/5/27	167,100,000	UYU	7,421,421
7.625%, 3/21/36	6,690,000		7,091,400
Uruguay (Oriental Republic of) Sr. Nts., 6.875%, 9/28/25	7,470,000		7,697,835
Uruguay (Oriental Republic of) Unsec. Bonds:
5%, 9/14/18	232,960,000	UYU	14,063,241
8%, 11/18/22	13,350,000		15,018,750

			51,292,647

Venezuela—0.6%
Venezuela (Republic of) Bonds, 9%, 5/7/23	9,715,000		7,334,825
F19 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount		Value

Venezuela Continued
Venezuela (Republic of) Nts.:
8.50%, 10/8/14	$8,240,000		$7,374,800
10.75%, 9/19/13	5,970,000		5,940,150
Venezuela (Republic of) Unsec. Bonds, 7.65%, 4/21/25	20,045,000		13,329,925
Venezuela (Republic of) Unsec. Nts.:
6%, 12/9/20	6,770,000		4,163,550
13.625%, 8/15/18[5]	9,860,000		10,155,800

			48,299,050

Total Foreign Government Obligations (Cost $2,165,578,837)			2,332,576,781

Loan Participations—2.5%
Bayerische Hypo-und Vereinsbank AG for the City of Kiev, Ukraine Nts., 8.625%, 7/15/11[2]	20,560,000		17,167,600
Credit Suisse First Boston International, Export-Import Bank of Ukraine:
7.65% Sr. Sec. Bonds, 9/7/11	2,800,000		2,506,000
8.40% Sec. Nts., 2/9/16	12,860,000		9,773,600
Dali Capital plc/Bank of Moscow, 7.25% Sec. Nts., Series 28, Tranche 1, 11/25/09	136,600,000	RUR	4,562,993
Gaz Capital SA:
7.288% Sr. Sec. Nts., 8/16/37[2,13]	31,310,000		29,431,400
7.51% Sr. Sec. Nts., 7/31/13[2,3]	15,360,000		16,320,000
8.625% Sr. Sec. Nts., 4/28/34[2]	135,000		148,163
Kuznetski Capital SA/Bank of Moscow, 7.375% Nts., 1/26/10[2]	6,585,000		6,749,625
Nuveen Investments, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 12.50%, 7/20/15[1]	13,635,000		13,703,175
RSHB Capital SA/OJSC Russian Agricultural Bank, 7.75% Nts., 5/29/18[2]	5,090,000		5,260,006
Steel Capital SA for OAO Severstal, 9.75% Sec. Nts., 7/29/13[2,3]	13,630,000		13,715,188
TransCapitalInvest Ltd. for OJSC AK Transneft, 5.67% Sec. Bonds, 3/5/14[2]	5,970,000		5,814,392
VIP Finance Ireland Ltd., 9.125% Bonds, 4/30/18[2]	16,800,000		17,661,000
VTB Capital SA:
6.25% Sr. Nts., 6/30/35[2]	6,690,000		6,271,875
6.315% Sub. Unsec. Nts., 2/4/15	39,855,000		39,107,719
6.875% Sr. Sec. Nts., 5/29/18[2]	11,820,000		11,701,800

Total Loan Participations (Cost $202,232,735)			199,894,536

Corporate Bonds and Notes—28.5%
Consumer Discretionary—3.6%
Auto Components—0.1%
Allison Transmission, Inc., 11% Sr. Nts., 11/1/15[2,3]	9,820,000		9,672,700
Goodyear Tire & Rubber Co. (The), 9% Sr. Unsec. Nts., 7/1/15	2,150,000		2,241,375

			11,914,075
F20 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount	Value

Automobiles—0.5%
Case New Holland, Inc., 7.125% Sr. Unsec. Nts., 3/1/14[3]	$10,975,000	$10,810,375
Daimler Finance North America LLC:
5.75% Unsec. Unsub. Nts., Series E, 9/8/11	1,966,000	2,066,274
5.875% Sr. Unsec. Unsub. Nts., 3/15/11	3,505,000	3,638,460
Ford Motor Co., 7.45% Bonds, 7/16/31	10,380,000	8,459,700
Ford Motor Credit Co. LLC:
7.50% Sr. Unsec. Unsub. Nts., 8/1/12	4,690,000	4,506,729
8% Unsec. Nts., 6/1/14	9,970,000	9,593,862

		39,075,400

Diversified Consumer Services—0.1%
Service Corp. International:
6.75% Sr. Unsec. Nts., 4/1/15	3,655,000	3,600,175
7% Sr. Unsec. Unsub. Nts., 6/15/17[5]	1,625,000	1,592,500

		5,192,675

Hotels, Restaurants & Leisure—1.0%
CCM Merger, Inc., 8% Unsec. Nts., 8/1/13[5]	3,390,000	2,796,750
Greektown Holdings, Inc., 10.75% Sr. Nts., 12/1/13[2,4]	10,575,000	2,617,313
Harrah’s Operating Co., Inc., 10% Sr. Sec. Nts., 12/15/18[2]	11,341,000	9,072,800
Harrah’s Operating Escrow LLC/Harrah’s Escrow Group, 11.25% Sr. Sec. Nts., 6/1/17[2]	3,100,000	3,200,750
Isle of Capri Casinos, Inc., 7% Sr. Unsec. Sub. Nts., 3/1/14	5,575,000	4,989,625
Las Vegas Sands Corp., 6.375% Sr. Unsec. Nts., 2/15/15	1,500,000	1,350,000
Mashantucket Pequot Tribe, 8.50% Bonds, Series A, 11/15/15[2]	14,255,000	5,238,713
McDonald’s Corp., 5.80% Sr. Unsec. Nts., 10/15/17	1,586,000	1,780,935
MGM Mirage, Inc.:
6.75% Sr. Unsec. Nts., 4/1/13	2,370,000	1,993,763
8.50% Sr. Unsec. Nts., 9/15/10	1,655,000	1,650,863
Mohegan Tribal Gaming Authority, 6.125% Sr. Unsec. Sub. Nts., 2/15/13	3,220,000	2,680,650
Park Place Entertainment Corp., 7.875% Sr. Sub. Nts., 3/15/10	5,595,000	5,622,975
Peninsula Gaming LLC:
8.375% Sr. Sec. Nts., 8/15/15[2]	925,000	929,625
10.75% Sr. Unsec. Nts., 8/15/17[2]	2,295,000	2,317,950
Penn National Gaming, Inc., 8.75% Sr. Unsec. Sub. Nts., 8/15/19[2]	5,490,000	5,531,175
Pinnacle Entertainment, Inc.:
8.25% Sr. Unsec. Sub. Nts., 3/15/12	2,603,000	2,616,015
8.625% Sr. Nts., 8/1/17[2]	905,000	914,050
Pokagon Gaming Authority, 10.375% Sr. Nts., 6/15/14[2]	3,465,000	3,620,925
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08[4,5,6]	10,850,000	—
Station Casinos, Inc., 6.50% Sr. Unsec. Sub. Nts., 2/1/14[4]	21,670,000	866,800
F21 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount	Value

Hotels, Restaurants & Leisure Continued
Travelport LLC, 11.875% Sr. Unsec. Sub. Nts., 9/1/16	$5,420,000	$4,986,400
Wendy’s/Arby’s Group, Inc., 10% Sr. Unsec. Nts., 7/15/16[2]	7,070,000	7,547,225
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% Nts., 12/1/14	6,600,000	6,402,000

		78,727,302

Household Durables—0.2%
Jarden Corp., 7.50% Sr. Unsec. Sub. Nts., 5/1/17	8,325,000	8,137,688
K. Hovnanian Enterprises, Inc.:
7.75% Sr. Unsec. Sub. Nts., 5/15/13	2,370,000	1,836,750
8.875% Sr. Sub. Nts., 4/1/12	6,655,000	5,623,475
Lennar Corp., 12.25% Sr. Unsec. Nts., 6/1/17	1,785,000	2,186,625

		17,784,538

Media—1.5%
Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/12	5,007,000	4,731,615
AMC Entertainment, Inc., 8% Sr. Unsec. Sub. Nts., 3/1/14	5,800,000	5,626,000
American Media Operations, Inc.:
9% Sr. Unsec. Nts., 5/1/13[2]	2,071	1,305
12.02% Sr. Sub. Nts., 11/1/13[2]	8,804,267	5,546,688
Belo Corp.:
6.75% Sr. Unsec. Unsub. Nts., 5/30/13	450,000	424,688
7.75% Sr. Unsec. Unsub. Debs., 6/1/27	4,495,000	3,556,669
CCH I LLC/CCH I Capital Corp., 11% Sr. Sec. Nts., 10/1/15[4]	9,770,000	1,856,300
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp., 10.25% Sr. Unsec. Nts., 9/15/10[4,6]	3,880,000	4,384,400
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8.375% Sr. Nts., Second Lien, 4/30/14[2]	3,305,000	3,387,625
12.875% Sr. Sec. Nts., 9/15/14[1,2]	3,340,000	3,632,250
Cinemark USA, Inc., 8.625% Sr. Nts., 6/15/19[2]	1,965,000	2,041,144
Comcast Corp., 5.70% Unsec. Unsub. Nts., 5/15/18	6,277,000	6,612,449
Fisher Communications, Inc., 8.625% Sr. Unsec. Nts., 9/15/14	1,385,000	1,288,050
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13	14,198,000	12,920,180
Marquee Holdings, Inc., 9.505% Sr. Nts., 8/15/14[1]	2,520,000	2,097,900
Mediacom LLC/Mediacom Capital Corp., 9.125% Sr. Nts., 8/15/19[2]	5,585,000	5,766,513
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14[4,5]	2,445,000	6,357
6.875% Sr. Unsec. Sub. Nts., 10/1/13[4,5]	8,285,000	21,541
News America, Inc., 6.15% Sr. Unsec. Unsub. Nts., 3/1/37	2,928,000	2,874,245
NTL Cable plc, 9.125% Sr. Nts., 8/15/16	3,905,000	4,031,913
Sinclair Broadcast Group, Inc., 8% Sr. Unsec. Sub. Nts., 3/15/12	12,360,000	10,969,500
F22 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount		Value

Media Continued
Time Warner Cable, Inc.:
6.20% Sr. Unsec. Nts., 7/1/13	$4,265,000		$4,650,953
8.75% Sr. Unsub. Nts., 2/14/19	2,361,000		2,914,246
Time Warner, Inc., 6.50% Sr. Unsec. Debs., 11/15/36	4,364,000		4,480,986
TL Acquisitions, Inc., 10.50% Sr. Nts., 1/15/15[2]	5,830,000		5,538,500
Valassis Communications, Inc., 8.25% Sr. Unsec. Unsub. Nts., 3/1/15	7,030,000		6,335,788
Virgin Media Finance plc:
8.75% Sr. Unsec. Nts., 4/15/14	2,225,000		2,280,625
9.50% Sr. Bonds, 8/15/16	3,650,000		3,859,875
Warner Music Group Corp., 7.375% Sr. Sub. Bonds, 4/15/14	7,760,000		7,469,000
WMG Acquisition Corp., 9.50% Sr. Sec. Nts., 6/15/16[2]	2,215,000		2,347,900

			121,655,205

Specialty Retail—0.1%
Home Depot, Inc. (The), 5.875% Sr. Unsec. Unsub. Nts., 12/16/36	5,389,000		5,245,863
Leslie’s Poolmart, Inc., 7.75% Sr. Unsec. Nts., 2/1/13[5]	4,990,000		5,014,950

			10,260,813

Textiles, Apparel & Luxury Goods—0.1%
Levi Strauss & Co., 9.75% Sr. Unsec. Unsub. Nts., 1/15/15	8,520,000		8,903,400
Consumer Staples—1.7%
Beverages—0.3%
AmBev International Finance Co. Ltd., 9.50%
Sr. Unsec. Unsub. Nts., 7/24/17[1,2]	13,860,000	BRR	7,588,733
Cott Beverages USA, Inc., 8% Unsec. Sub. Nts., 12/15/11	8,825,000		8,813,969
Diageo Capital plc, 7.375% Sr. Unsec. Unsub. Nts., 1/15/14	2,486,000		2,884,787
PepsiCo, Inc., 7.90% Sr. Unsec. Nts., 11/1/18	2,798,000		3,539,095

			22,826,584

Food & Staples Retailing—0.4%
Albertson’s, Inc., 8% Sr. Unsec. Debs., 5/1/31	9,055,000		8,172,138
CVS Caremark Corp., 6.60% Nts., 3/15/19	2,784,000		3,143,932
Kroger Co. (The), 7.50% Sr. Unsec., Nts., 1/15/14	2,501,000		2,885,929
Real Time Data Co., 11% Nts., 5/31/09[4,5,6,14]	8,836,185		—
Rite Aid Corp.:
7.50% Sr. Sec. Nts., 3/1/17	9,120,000		8,071,200
9.50% Sr. Unsec. Unsub. Nts., 6/15/17	3,330,000		2,713,950
Wal-Mart Stores, Inc.:
5.80% Sr. Unsec. Unsub. Nts., 2/15/18	5,908,000		6,647,528
6.20% Sr. Unsec. Nts., 4/15/38	3,498,000		3,995,101

			35,629,778
F23 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount	Value

Food Products—0.8%
Chiquita Brands International, Inc.:
7.50% Sr. Unsec. Nts., 11/1/14	$5,030,000	$5,030,000
8.875% Sr. Unsec. Unsub. Nts., 12/1/15	4,480,000	4,636,800
Dean Foods Co., 7% Sr. Unsec. Unsub. Nts., 6/1/16[3]	11,530,000	11,039,975
Del Monte Corp., 7.50% Sr. Sub. Nts., 10/15/19[2,7]	445,000	451,675
Dole Food Co., Inc.:
8% Sr. Sec. Nts., 10/1/16[2]	1,780,000	1,795,575
8.875% Sr. Unsec. Nts., 3/15/11	6,176,000	6,214,600
JBS USA LLC/JBS USA Finance, Inc., 11.625% Sr. Nts., 5/1/14[2]	5,765,000	6,226,200
Kraft Foods, Inc., 6.125% Sr. Unsec. Unsub. Nts., 2/1/18	6,303,000	6,690,074
MHP SA, 10.25% Sr. Sec. Sub. Bonds, 11/30/11[2]	5,365,000	4,788,263
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
10.625% Sr. Sub. Nts., 4/1/17	10,660,000	10,939,825
Smithfield Foods, Inc., 7% Sr. Nts., 8/1/11[3]	8,975,000	8,660,875

		66,473,862

Personal Products—0.1%
Elizabeth Arden, Inc., 7.75% Sr. Unsec. Sub. Nts., 1/15/14	5,315,000	5,075,825
Tobacco—0.1%
Altria Group, Inc., 9.70% Sr. Unsec. Nts., 11/10/18	4,688,000	5,832,045
Philip Morris International, Inc., 5.65% Sr. Unsec. Unsub. Nts., 5/16/18	3,346,000	3,567,632

		9,399,677

Energy—4.3%
Energy Equipment & Services—0.2%
Helix Energy Solutions Group, Inc., 9.50% Sr. Unsec. Nts., 1/15/16[2]	6,725,000	6,758,625
Key Energy Services, Inc., 8.375% Sr. Unsec. Nts., 12/1/14	5,455,000	5,209,525
Pride International, Inc., 8.50% Sr. Nts., 6/15/19	2,735,000	3,022,175

		14,990,325

Oil, Gas & Consumable Fuels—4.1%
Anadarko Petroleum Corp., 7.625% Sr. Unsec. Nts., 3/15/14	3,711,000	4,239,877
Arch Coal, Inc., 8.75% Sr. Nts., 8/1/16[2]	5,425,000	5,614,875
Atlas Energy Resources LLC, 10.75% Sr. Nts., 2/1/18[2]	9,235,000	9,627,488
Atlas Pipeline Partners LP, 8.125% Sr. Unsec. Nts., 12/15/15	5,105,000	4,135,050
Berry Petroleum Co.:
8.25% Sr. Sub. Nts., 11/1/16	4,330,000	4,178,450
10.25% Sr. Unsec. Nts., 6/1/14	4,945,000	5,303,513
Bill Barrett Corp., 9.875% Sr. Nts., 7/15/16	4,705,000	4,975,538
Canadian Natural Resources Ltd., 6.75% Sr. Unsec. Unsub. Nts., 2/1/39	3,300,000	3,727,875
Chesapeake Energy Corp., 6.875% Sr. Unsec. Nts., 1/15/16	9,055,000	8,624,888
F24 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount	Value

Oil, Gas & Consumable Fuels Continued
Cimarex Energy Co., 7.125% Sr. Nts., 5/1/17	$2,425,000	$2,267,375
Concho Resources, Inc., 8.625% Sr. Unsec. Nts., 10/1/17	1,335,000	1,375,050
ConocoPhillips, 6.50% Sr. Unsec. Nts., 2/1/39	8,935,000	10,336,124
Continental Resources, Inc., 8.25% Sr. Unsec. Nts., 10/1/19[2]	1,115,000	1,151,238
Denbury Resources, Inc., 7.50% Sr. Sub. Nts., 12/15/15	7,900,000	7,880,250
Enterprise Products Operating LLP:
6.50% Sr. Unsec. Unsub. Nts., 1/31/19	3,141,000	3,435,638
8.375% Jr. Sub. Nts., 8/1/66[1]	10,470,000	9,801,794
Forest Oil Corp.:
7.25% Sr. Unsec. Nts., 6/15/19[2]	3,690,000	3,468,600
8.50% Sr. Nts., 2/15/14[2]	6,605,000	6,687,563
Gaz Capital SA:
8.125% Nts., 7/31/14[2]	6,200,000	6,665,000
8.146% Sr. Sec. Nts., 4/11/18[2]	6,670,000	7,078,871
Kazmunaigaz Finance Sub BV:
9.125% Nts., 7/2/18[2]	16,470,000	17,952,300
11.75% Sr. Unsec. Nts., 1/23/15[2]	33,200,000	39,425,000
Kinder Morgan Energy Partners LP, 6% Sr. Unsec. Nts., 2/1/17	4,222,000	4,420,628
Marathon Oil Corp., 5.90% Unsec. Unsub. Nts., 3/15/18	4,014,000	4,202,024
Mariner Energy, Inc., 11.75% Sr. Unsec. Nts., 6/30/16	5,075,000	5,493,688
Massey Energy Co., 6.875% Sr. Unsec. Nts., 12/15/13	8,275,000	8,026,750
Newfield Exploration Co., 6.625% Sr. Unsec. Unsub. Nts., 4/15/16	4,545,000	4,476,825
North American Energy Alliance LLC, 10.875% Sr. Sec. Nts., 6/1/16[2]	3,110,000	3,218,850
Pemex Project Funding Master Trust, 6.625% Sr. Unsec. Unsub. Nts., 6/15/38[2]	12,660,000	11,963,700
Petrobras International Finance Co., 7.875% Sr. Unsec. Nts., 3/15/19	5,970,000	6,917,738
Petrohawk Energy Corp., 10.50% Sr. Nts., 8/1/14[2]	4,835,000	5,221,800
Petroleos Mexicanos, 8% Unsec. Unsub. Nts., 5/3/19	3,830,000	4,393,010
Petroleum Co. of Trinidad & Tobago Ltd., 9.75% Sr. Unsec. Nts., 8/14/19[2]	7,700,000	8,758,750
Petroleum Export Ltd. Cayman SPV, 5.265% Sr. Nts., Cl. A3, 6/15/11[2]	15,342,004	14,981,620
Pioneer Natural Resources Co.:
6.65% Sr. Unsec. Nts., 3/15/17	610,000	583,675
6.875% Sr. Unsec. Unsub. Nts., 5/1/18	1,010,000	969,150
Plains Exploration & Production Co., 10% Sr. Unsec. Nts., 3/1/16	9,785,000	10,592,263
Quicksilver Resources, Inc.:
7.125% Sr. Sub. Nts., 4/1/16	4,310,000	3,760,475
8.25% Sr. Unsec. Nts., 8/1/15	1,815,000	1,778,700
11.75% Sr. Nts., 1/1/16	4,575,000	5,066,813
SandRidge Energy, Inc., 9.875% Sr. Unsec. Nts., 5/15/16[2,3]	8,280,000	8,673,300
Shell International Finance BV, 6.375% Sr. Nts., 12/15/38	4,955,000	5,906,821
Southwestern Energy Co., 7.50% Sr. Nts., 2/1/18[2]	3,955,000	4,014,325
F25 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount		Value

Oil, Gas & Consumable Fuels Continued
Tengizchevroil LLP, 6.124% Nts., 11/15/14[2,3]	$14,442,651		$14,298,225
TGI International Ltd., 9.50% Nts., 10/3/17[2]	5,508,000		5,948,640
TransCanada PipeLines Ltd., 7.625% Sr. Unsec. Nts., 1/15/39	3,407,000		4,363,273
Western Refining, Inc., 11.25% Sr. Sec. Nts., 6/15/17[2]	5,980,000		5,681,000
Williams Cos., Inc. (The), 8.75% Unsec. Nts., 3/15/32	4,087,000		4,700,181
XTO Energy, Inc.:
5.50% Sr. Unsec. Nts., 6/15/18	2,348,000		2,427,266
6.50% Sr. Unsec. Unsub. Nts., 12/15/18	3,721,000		4,115,046

			332,906,893

Financials—6.5%
Capital Markets—0.9%
Credit Suisse New York, 5% Sr. Unsec. Nts., 5/15/13[3]	10,613,000		11,244,930
Deutsche Bank AG, London, 4.875% Sr. Unsec. Nts., 5/20/13	4,227,000		4,507,711
Goldman Sachs Group, Inc. (The):
6% Sr. Nts., 5/1/14	1,435,000		1,562,808
6.15% Sr. Unsec. Nts., 4/1/18[3]	12,896,000		13,587,909
7.50% Sr. Unsec. Nts., 2/15/19	10,304,000		11,804,128
Morgan Stanley, 6% Sr. Unsec. Unsub. Nts., Series F, 4/28/15	23,209,000		24,611,636
UBS AG Stamford CT, 5.75% Sr. Unsec. Nts., 4/25/18	3,228,000		3,286,036

			70,605,158

Commercial Banks—2.2%
Banco BMG SA, 9.15% Nts., 1/15/16[2,3]	17,395,000		18,264,750
Banco de Credito del Peru, 6.95% Sub. Nts., 11/7/21[1,2]	5,425,000		5,452,125
Bank of Scotland plc:
4.375% Sr. Sec. Nts., 7/13/16	20,340,000	EUR	30,142,406
4.50% Sr. Sec. Nts., 7/13/21	11,660,000	EUR	16,483,741
Barclays Bank plc, 5.20% Sr. Unsec. Nts., 7/10/14	2,491,000		2,635,172
Corparacion Adina de Fomento, 8.125% Nts., 6/4/19	4,080,000		4,755,660
Hana Bank, 6.50% Sr. Unsec. Nts., 4/9/12[2]	5,700,000		6,113,455
HSBC Finance Corp.:
4.75% Sr. Unsec. Nts., 7/15/13	2,382,000		2,424,345
5.70% Sr. Unsec. Nts., 6/1/11	3,670,000		3,808,454
HSBC Holdings plc, 6.80% Sub. Nts., 6/1/38	5,386,000		6,063,947
HSBK Europe BV:
7.25% Unsec. Unsub. Nts., 5/3/17[2]	3,440,000		2,838,000
9.25% Sr. Nts., 10/16/13[2,3]	40,440,000		39,226,800
ICICI Bank Ltd., 6.375% Bonds, 4/30/22[1,2]	18,530,000		15,204,180
Inter-American Development Bank:
6.26% Nts., 12/8/09[1,5]	7,500,000	BRR	5,439,998
8.729% Nts., 1/25/12[1]	3,356,071,549	COP	1,641,564
F26 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount		Value

Commercial Banks Continued
Ongko International Finance Co. BV, 10.50% Sec. Nts., 3/29/10[4,5,6]	$5,010,000		$—
Salisbury International Investments Ltd., 4.66% Sec. Nts., Series 2006-003, Tranche E, 7/20/11[1,5]	5,000,000		3,722,500
Wells Fargo & Co., 5.25% Sr. Unsec. Unsub. Nts., 10/23/12	14,032,000		14,986,036

			179,203,133

Consumer Finance—0.3%
American Express Credit Corp.:
5.875% Sr. Unsec. Nts., 5/2/13	4,848,000		5,146,011
7.30% Sr. Unsec. Nts., Series C, 8/20/13	4,379,000		4,862,056
Capital One Bank USA NA, 8.80% Sub. Nts., 7/15/19	2,612,000		3,024,479
JSC Astana Finance, 9.16% Nts., 3/14/12[4,5]	26,000,000		3,250,000
SLM Corp.:
4.50% Nts., Series A, 7/26/10	9,540,000		9,272,250
8.45% Sr. Unsec. Nts., Series A, 6/15/18	4,246,000		3,392,214

			28,947,010

Diversified Financial Services—2.0%
Autopistas del Nordeste Cayman Ltd., 9.39% Nts., 1/15/26[2,3]	19,044,299		11,521,801
BA Covered Bond Issuer, 4.25% Sec. Nts., 4/5/17	3,275,000	EUR	4,676,081
Banco Invex SA, 27.615% Mtg.-Backed Certificates, Series 062U, 3/13/34[1,15]	17,204,645	MXN	4,115,628
Bank of America Corp.:
4.90% Sr. Unsec. Nts., 5/1/13	6,560,000		6,732,771
5.65% Sr. Unsec. Nts., 5/1/18	16,560,000		16,378,602
Bear Stearns Cos. LLC (The), 7.25% Sr. Unsec. Nts., 2/1/18[3]	9,418,000		10,772,902
Citigroup, Inc.:
5.50% Sr. Unsec. Nts., 4/11/13[3]	24,595,000		25,196,667
6.50% Sr. Nts., 8/19/13	6,605,000		6,941,875
Cloverie plc, 4.542% Sec. Nts., Series 2005-93, 12/20/10[1,5]	6,700,000		5,824,310
Export-Import Bank of Korea (The), 5.875% Sr. Unsec. Nts., 1/14/15	6,200,000		6,552,656
GMAC LLC, 8% Sr. Unsec. Unsub. Nts., 11/1/31[2]	5,665,000		4,616,975
JPMorgan Chase & Co., 6.40% Sr. Unsec. Nts., 5/15/38	17,062,000		19,167,997
JPMorgan Hipotecaria su Casita:
6.47% Sec. Nts., 8/26/35[5]	20,232,960	MXN	1,259,416
25.79% Mtg.-Backed Certificates, Series 06U, 9/25/35[1]	9,992,157	MXN	1,792,769
Korea Development Bank, 8% Sr. Nts., 1/23/14	6,500,000		7,437,105
Merrill Lynch & Co., Inc., 7.75% Jr. Sub. Bonds, 5/14/38	15,361,000		17,364,013
National Rural Utilities Cooperative Finance Corp., 10.375% Sec. Bonds, 11/1/18	2,312,000		3,063,391
Tiers-BSP, 0%/8.60% Collateralized Trust, Cl. A, 6/15/97[2,16]	14,710,000		6,028,791

			159,443,750
F27 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount		Value

Insurance—0.4%
American International Group, Inc., 8.25% Sr. Unsec. Nts., 8/15/18	$8,934,000		$7,603,620
International Lease Finance Corp.:
6.375% Sr. Unsec. Nts., 3/25/13	3,398,000		2,727,846
6.625% Sr. Unsec. Nts., Series R, 11/15/13	2,442,000		1,938,596
MetLife, Inc., 6.817% Sr. Unsec. Nts., Series A, 8/15/18	3,016,000		3,362,481
MidAmerican Energy Holdings Co., 5.75% Sr. Unsec. Nts., 4/1/18	8,793,000		9,509,814
Multiplan, Inc., 10.375% Sr. Sub. Nts., 4/15/16[5]	7,990,000		7,750,300
Prudential Financial, Inc., 7.375% Sr. Unsec. Unsub. Nts., 6/15/19	2,122,000		2,372,351

			35,265,008

Real Estate Investment Trusts—0.1%
HCP, Inc.:
6% Sr. Unsec. Nts., 1/30/17	1,535,000		1,436,203
6.70% Sr. Unsec. Nts., 1/30/18	3,090,000		2,977,635
Simon Property Group LP, 5.30% Sr. Unsec. Nts., 5/30/13	3,758,000		3,846,550

			8,260,388
Thrifts & Mortgage Finance—0.6%
Banco Hipotecario SA, 9.75% Sr. Unsec. Nts., 4/27/16[2]	4,617,000		3,532,005
WM Covered Bond Program:
3.875% Sec. Nts., Series 1, 9/27/11	8,572,000	EUR	12,878,760
4% Sec. Mtg. Nts., Series 2, 9/27/16	20,065,000	EUR	28,791,319
4.375% Sec. Nts., 5/19/14	2,180,000	EUR	3,271,898

			48,473,982

Health Care—1.8%
Biotechnology—0.1%
Amgen, Inc., 5.70% Sr. Nts., 2/1/19	2,705,000		2,978,960
Health Care Equipment & Supplies—0.2%
Biomet, Inc., 10.375% Sr. Unsec. Nts., 10/15/17[3,14]	10,155,000		10,840,463
Inverness Medical Innovations, Inc., 7.875% Sr. Nts., 2/1/16[2]	3,160,000		3,065,200
Universal Hospital Services, Inc., 8.50% Sr. Sec. Nts., 6/1/15[14]	4,650,000		4,580,250

			18,485,913

Health Care Providers & Services—1.1%
Apria Healthcare Group, Inc.:
11.25% Sr. Sec. Nts., 11/1/14[2]	5,070,000		5,475,600
12.375% Sr. Sec. Nts., 11/1/14[2]	2,670,000		2,863,575
Catalent Pharma Solutions, Inc., 9.50% Sr. Unsec. Nts., 4/15/15[14]	3,485,000		3,049,375
Community Health Systems, Inc., 8.875% Sr. Unsec. Nts., 7/15/15[3]	10,695,000		10,989,113
DaVita, Inc., 6.625% Sr. Unsec. Nts., 3/15/13	2,740,000		2,726,300
Fresenius Medical Care Capital Trust IV, 7.875% Sr. Sub. Nts., 6/15/11	1,395,000		1,426,388
F28 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount	Value

Health Care Providers & Services Continued
HCA, Inc.:
6.375% Nts., 1/15/15	$10,270,000	$9,191,650
8.50% Sr. Sec. Nts., 4/15/19[2]	2,280,000	2,394,000
HEALTHSOUTH Corp., 10.75% Sr. Unsec. Nts., 6/15/16	9,625,000	10,491,250
Select Medical Corp., 7.625% Sr. Unsec. Sub. Nts., 2/1/15[3]	12,476,000	11,743,035
Tenet Healthcare Corp., 7.375% Nts., 2/1/13	3,990,000	3,970,050
UnitedHealth Group, Inc., 6.875% Sr. Unsec. Nts., 2/15/38	4,234,000	4,688,994
US Oncology Holdings, Inc., 5.592% Sr. Unsec. Nts., 3/15/12[1,5,14]	3,798,000	3,323,250
US Oncology, Inc., 9.125% Sr. Sec. Nts., 8/15/17[2]	4,420,000	4,674,150
Vanguard Health Holding Co. I LLC, 0%/11.25% Sr. Nts., 10/1/15[16]	6,275,000	6,557,375
WellPoint, Inc., 6.375% Sr. Unsec. Unsub. Nts., 6/15/37	3,193,000	3,479,249

		87,043,354

Pharmaceuticals—0.4%
Abbott Laboratories, 5.60% Sr. Unsec. Nts., 11/30/17	3,271,000	3,611,505
AstraZeneca plc, 6.45% Sr. Unsec. Unsub. Nts., 9/15/37	3,232,000	3,817,273
DJO Finance LLC/DJO Finance Corp., 10.875% Sr. Unsec. Nts., 11/15/14	5,865,000	6,026,288
Eli Lilly & Co., 4.20% Sr. Unsec. Nts., 3/6/14	2,563,000	2,723,280
GlaxosmithKline Capital, Inc., 6.375% Sr. Unsec. Nts., 5/15/38	4,399,000	5,204,505
Merck & Co., Inc., 5% Sr. Unsec. Unsub. Nts., 6/30/19	3,114,000	3,328,564
Pfizer, Inc., 7.20% Sr. Unsec. Nts., 3/15/39	5,202,000	6,570,048
Wyeth, 5.95% Nts., 4/1/37	3,833,000	4,235,986

		35,517,449

Industrials—2.8%
Aerospace & Defense—0.4%
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts., 4/1/16	6,560,000	6,363,200
BE Aerospace, Inc., 8.50% Sr. Unsec. Nts., 7/1/18[3]	10,320,000	10,603,800
TransDigm, Inc., 7.75% Nts, 7/15/14[2,7]	2,285,000	2,219,306
United Technologies Corp.:
6.125% Sr. Unsec. Nts., 2/1/19	5,245,000	6,011,788
6.125% Sr. Unsec. Nts., 7/15/38	2,417,000	2,794,543
Vought Aircraft Industries, Inc., 8% Sr. Nts., 7/15/11	5,695,000	5,666,525

		33,659,162

Airlines—0.2%
American Airlines Pass Through Trust 2001-2, 7.858% Pass-Through Certificates, Series 2001-2, Cl. A-2, 10/1/11[5]	6,570,000	6,561,788
American Airlines Pass Through Trust 2009-1A, 10.375% Pass-Through Certificates, Series 2009-1A, 7/2/19[5]	1,630,000	1,766,513
F29 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount	Value

Airlines Continued
American Airlines, Inc., 10.50% Sr. Sec. Nts., 10/15/12[5,7]	$3,625,000	$3,706,563
Delta Air Lines, Inc.:
9.50% Sr. Sec. Nts., 9/15/14	1,335,000	1,333,331
12.25% Sr. Sec. Nts., 3/15/15[2]	5,765,000	5,404,688

		18,772,883

Building Products—0.0%
USG Corp., 9.75% Sr. Unsec. Nts., 8/1/14[2]	2,720,000	2,856,000
Commercial Services & Supplies—0.4%
Acco Brands Corp., 10.625% Sr. Sec. Nts., 3/15/15[2]	1,335,000	1,401,750
Allied Waste North America, Inc., 7.375% Sr. Sec. Nts., Series B, 4/15/14[3]	7,145,000	7,443,311
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05[4,5,6]	3,462,000	—
Aramark Services, Inc., 8.50% Sr. Unsec. Nts., 2/1/15	2,305,000	2,336,694
Corrections Corp. of America, 7.75% Sr. Nts., 6/1/17	4,085,000	4,238,188
Iron Mountain, Inc.:
7.75% Sr. Sub. Nts., 1/15/15	2,070,000	2,095,875
8.375% Sr. Sub. Bonds, 8/15/21	2,705,000	2,799,675
West Corp., 9.50% Sr. Unsec. Nts., 10/15/14	11,235,000	11,066,475

		31,381,968

Construction & Engineering—0.3%
IIRSA Norte Finance Ltd., 8.75% Sr. Nts., 5/30/24[2]	18,955,728	19,524,400
Odebrecht Finance Ltd., 9.625% Sr. Unsec. Nts., 4/9/14[2]	6,335,000	7,380,275

		26,904,675

Industrial Conglomerates—0.6%
General Electric Capital Corp.:
5.40% Sr. Unsec. Nts., Series A, 9/20/13[3]	7,831,000	8,429,923
5.90% Sr. Unsec. Unsub. Nts., 5/13/14[3]	4,838,000	5,195,078
6.875% Sr. Unsec. Nts., 1/10/39	10,421,000	10,949,459
General Electric Co., 5.25% Sr. Unsec. Nts., 12/6/17[3]	16,026,000	16,473,879
Tyco International Finance SA, 8.50% Sr. Unsec. Unsub. Nts., 1/15/19	2,871,000	3,506,384

		44,554,723

Machinery—0.2%
Caterpillar Financial Services Corp., 7.15% Sr. Unsec. Nts., 2/15/19	4,518,000	5,248,077
Manitowoc Co., Inc. (The), 7.125% Sr. Nts., 11/1/13	6,630,000	5,768,100
Terex Corp., 8% Sr. Unsec. Sub. Nts., 11/15/17	6,565,000	6,056,213

		17,072,390

Professional Services—0.1%
Altegrity, Inc., 10.50% Sr. Unsec. Sub. Nts., 11/1/15[2]	5,515,000	4,687,750
F30 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount	Value

Road & Rail—0.5%
Avis Budget Car Rental LLC, 7.625% Sr. Unsec. Unsub. Nts., 5/15/14	$10,525,000	$9,525,125
CSX Corp.:
6.25% Sr. Unsec. Unsub. Nts., 4/1/15	4,387,000	4,857,708
7.375% Sr. Unsec. Nts., 2/1/19	1,084,000	1,277,851
Hertz Corp., 10.50% Sr. Unsec. Sub. Nts., 1/1/16	5,965,000	6,233,425
Norfolk Southern Corp., 5.75% Sr. Unsec. Nts., 1/15/16[2]	4,445,000	4,863,968
Panama Canal Railway Co., 7% Sr. Sec. Nts., 11/1/26[2]	9,073,680	7,576,523
RailAmerica, Inc., 9.25% Sr. Sec. Nts., 7/1/17[2]	2,675,000	2,815,438

		37,150,038

Trading Companies & Distributors—0.1%
RSC Equipment Rental, Inc., 10% Sr. Sec. Nts., 7/15/17[2]	1,315,000	1,420,200
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14	6,340,000	5,547,500

		6,967,700

Information Technology—1.0%
Computers & Peripherals—0.2%
International Business Machines Corp., 8% Sr. Unsec. Unsub. Nts., 10/15/38	4,624,000	6,459,076
Seagate Technology HDD Holdings, 6.80% Sr. Nts., 10/1/16	1,235,000	1,139,288
Seagate Technology International, 10% Sr. Sec. Nts., 5/1/14[2,3]	8,920,000	9,789,700

		17,388,064

Electronic Equipment & Instruments—0.2%
Flextronics International Ltd., 6.50% Sr. Unsec. Sub. Nts., 5/15/13	6,739,000	6,604,220
RBS Global, Inc./Rexnord Corp., 11.75% Sr. Unsec. Sub. Nts., 8/1/16	6,105,000	5,555,550
Sanmina-SCI Corp., 8.125% Sr. Sub. Nts., 3/1/16[3]	11,945,000	11,228,300

		23,388,070

IT Services—0.4%
Affiliated Computer Services, Inc., 5.20% Sr. Unsec. Nts., 6/1/15	4,110,000	4,058,625
First Data Corp., 9.875% Sr. Unsec. Nts., 9/24/15[3]	9,795,000	9,097,106
Sabre Holdings Corp., 7.35% Sr. Unsec. Unsub. Nts., 8/1/11	5,515,000	5,528,788
SunGard Data Systems, Inc.:
9.125% Sr. Unsec. Nts., 8/15/13[3]	9,160,000	9,297,400
10.25% Sr. Unsec. Sub. Nts., 8/15/15	3,769,000	3,863,225

		31,845,144

Office Electronics—0.0%
Xerox Corp., 5.65% Sr. Unsec. Nts., 5/15/13	3,001,000	3,125,851
Semiconductors & Semiconductor Equipment—0.1%
Amkor Technology, Inc., 9.25% Sr. Unsec. Nts., 6/1/16	5,255,000	5,438,925
F31 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount	Value

Software—0.1%
Oracle Corp., 5.75% Sr. Unsec. Unsub. Nts., 4/15/18	$3,718,000	$4,103,616
Materials—2.4%
Chemicals—0.7%
Braskem Finance Ltd., 7.25% Sr. Unsec. Nts., 6/5/18[2,3]	10,745,000	10,798,725
Dow Chemical Co. (The), 7.60% Sr. Unsec. Unsub. Nts., 5/15/14	5,135,000	5,688,384
E.I. du Pont de Nemours & Co.:
5.75% Sr. Nts., 3/15/19	1,977,000	2,183,798
6% Sr. Unsec. Unsub. Nts., 7/15/18	2,312,000	2,590,388
Hexion US Finance Corp./Hexion Nova Scota Finance ULC, 9.75% Sr. Sec. Nts., 11/15/14	3,600,000	3,114,000
Huntsman International LLC:
5.50% Sr. Unsec. Nts., 6/30/16[2]	2,235,000	1,910,925
7.375% Sr. Unsub. Nts., 1/15/15	7,579,000	6,915,838
7.875% Sr. Unsec. Sub. Nts., 11/15/14	955,000	895,313
Momentive Performance Materials, Inc., 11.50% Sr. Unsec. Sub. Nts., 12/1/16	20,030,000	13,319,950
Nalco Co., 8.875% Unsec. Sub. Nts., 11/15/13	4,230,000	4,367,475
PolyOne Corp., 8.875% Sr. Unsec. Nts., 5/1/12	2,690,000	2,730,350

		54,515,146

Construction Materials—0.1%
C10 Capital SPV Ltd., 6.722% Unsec. Perpetual Debs.[2,3,17]	10,200,000	8,073,249
Containers & Packaging—0.5%
Berry Plastics Holding Corp., 8.875% Sr. Sec. Nts., 9/15/14	12,250,000	11,729,375
Crown Americas, Inc., 7.75% Sr. Nts., 11/15/15	3,630,000	3,711,675
Graham Packaging Co., Inc.:
8.50% Sr. Unsec. Nts., 10/15/12	3,780,000	3,836,700
9.875% Sr. Unsec. Sub. Nts., 10/15/14	8,495,000	8,771,088
Graphic Packaging International, Inc.:
9.50% Sr. Nts., 6/15/17[2]	3,430,000	3,661,525
9.50% Sr. Unsec. Nts., 6/15/17[2]	7,050,000	7,525,875

		39,236,238

Metals & Mining—0.9%
Alcoa, Inc., 6.75% Sr. Unsec. Unsub. Nts., 7/15/18	2,297,000	2,306,480
BHP Billiton Finance (USA) Ltd., 6.50% Sr. Unsec. Unsub. Nts., 4/1/19	5,319,000	6,182,322
CSN Islands XI Corp., 6.875% Sr. Unsec. Nts., 9/21/19[5]	3,750,000	3,764,063
Freeport-McMoRan Copper & Gold, Inc., 8.375% Sr. Nts., 4/1/17[3]	7,610,000	8,106,423
Novelis, Inc.:
7.25% Sr. Unsec. Nts., 2/15/15[1]	8,260,000	7,186,200
11.50% Sr. Unsec. Nts., 2/15/15[2]	1,800,000	1,827,000
F32 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount		Value

Metals & Mining Continued
Rio Tinto Finance (USA) Ltd.:
5.875% Sr. Unsec. Unsub. Nts., 7/15/13	$4,033,000		$4,349,687
9% Sr. Unsec. Nts., 5/1/19	1,926,000		2,368,930
Steel Dynamics, Inc., 7.375% Sr. Unsec. Unsub. Nts., 11/1/12	5,110,000		5,186,650
Teck Resources Ltd., 10.25% Sr. Sec. Nts., 5/15/16	6,595,000		7,485,325
Vale Overseas Ltd., 6.875% Bonds, 11/21/36	1,272,000		1,322,612
Vedanta Resources plc, 9.50% Sr. Unsec. Nts., 7/18/18[2]	24,020,000		23,779,800
Voto-Votorantim Overseas Trading Operations, 6.625% Sr. Unsec. Nts., 9/25/19[2]	4,500,000		4,505,625

			78,371,117

Paper & Forest Products—0.2%
Celulosa Arauco y Constitucion SA, 7.25% Sr. Unsec. Nts., 7/29/19[2]	3,700,000		4,089,558
Georgia-Pacific LLC:
7.70% Debs., 6/15/15	2,585,000		2,623,775
8.25% Sr. Unsec. Nts., 5/1/16[2,3]	6,890,000		7,182,825
PE Paper Escrow GmbH, 12% Sr. Sec. Nts., 8/1/14[2]	2,705,000		2,926,759

			16,822,917

Telecommunication Services—2.1%
Diversified Telecommunication Services—1.3%
AT&T Wireless Services, Inc., 8.125% Sr. Unsec. Nts., 5/1/12	3,345,000		3,819,468
AT&T, Inc., 6.70% Sr. Unsec. Unsub. Nts., 11/15/13	8,791,000		9,970,691
Axtel SAB de CV, 9% Sr. Unsec. Nts., 9/22/19[2]	2,985,000		3,044,700
British Telecom plc, 5.15% Sr. Unsec. Unsub. Nts., 1/15/13	3,202,000		3,338,873
Cincinnati Bell, Inc., 8.25% Sr. Nts., 10/15/17[7]	4,565,000		4,499,355
Citizens Communications Co., 6.25% Sr. Nts., 1/15/13[3]	11,475,000		11,302,875
Deutsche Telekom International Finance BV, 6.75% Sr. Unsec. Nts., 8/20/18	4,563,000		5,118,951
Intelsat Subsidiary Holding Co. Ltd., 8.50% Sr. Unsec. Nts., 1/15/13[2]	4,400,000		4,477,000
PAETEC Holding Corp., 9.50% Sr. Unsec. Unsub. Nts., 7/15/15	6,320,000		5,767,000
Qwest Corp., 8.875% Unsec. Unsub. Nts., 3/15/12	5,315,000		5,620,613
Telecom Italia Capital SA, 7.721% Sr. Unsec. Unsub. Nts., 6/4/38	3,788,000		4,513,595
Telefonica del Peru SA, 8% Sr. Unsec. Bonds, 4/11/16[2]	21,925,200	PEN	8,031,947
Telmar Norte Leste SA, 9.50% Sr. Unsec. Nts., 4/23/19[2]	5,395,000		6,474,000
Verizon Communications, Inc.:
6.90% Sr. Unsec. Unsub. Bonds, 4/15/38	3,280,000		3,748,974
8.95% Sr. Unsec. Unsub. Nts., 3/1/39	8,564,000		11,772,545
Windstream Corp.:
7.875% Sr. Nts., 11/1/17[5,7]	1,265,000		1,260,256
8.125% Sr. Unsec. Unsub. Nts., 8/1/13	5,525,000		5,704,563
8.625% Sr. Unsec. Unsub. Nts., 8/1/16	4,710,000		4,839,525

			103,304,931
F33 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount		Value

Wireless Telecommunication Services—0.8%
America Movil SAB de CV, 8.46% Sr. Unsec. Unsub. Bonds, 12/18/36	33,200,000	MXN	$1,896,692
American Tower Corp., 7.25% Sr. Unsec. Nts., 5/15/19[2]	8,865,000		9,153,113
CC Holdings GS V LLC/Crown Castle GS III Corp., 7.75% Sr. Sec. Nts., 5/1/17[2]	5,250,000		5,460,000
Cricket Communications, Inc., 7.75% Sr. Sec. Nts., 5/15/16[2]	8,015,000		8,175,300
MetroPCS Wireless, Inc., 9.25% Sr. Unsec. Nts., 11/1/14	5,290,000		5,435,475
Nextel Communications, Inc., 7.375% Sr. Nts., Series D, 8/1/15	12,290,000		11,091,725
SBA Telecommunications, Inc., 8% Sr. Nts., 8/15/16[2]	3,605,000		3,704,138
SBA Telecommunications, Inc., 8.25% Sr. Nts., 8/15/19[2]	1,750,000		1,811,250
Sprint Capital Corp., 8.75% Nts., 3/15/32[3]	18,620,000		17,689,000
Teligent, Inc., 11.50% Sr. Nts., 12/1/08[4,5,6]	5,135,000		—
Vodafone Group plc, 5.625% Sr. Unsec. Unsub. Nts., 2/27/17	3,777,000		4,009,860

			68,426,553

Utilities—2.3%
Electric Utilities—1.3%
Centrais Eletricas Brasileiras SA, 6.857% Sr. Unsec. Unsub. Nts., 7/30/19[2]	4,600,000		4,991,000
Duke Energy Carolinas LLC, 7% Sec. Bonds, Series C, 11/15/18	3,893,000		4,668,474
Duke Energy Corp., 6.30% Sr. Unsec. Unsub. Nts., 2/1/14	6,109,000		6,765,980
Edison Mission Energy, 7% Sr. Unsec. Nts., 5/15/17	10,820,000		9,088,800
Eletropaulo Metropolitana SA, 19.125% Nts., 6/28/10[5]	8,680,000	BRR	5,193,497
Empresas Publicas de Medellin ESP, 7.625% Sr. Unsec. Nts., 7/29/19[2]	5,200,000		5,655,000
Energy Future Holdings Corp., 10.875% Sr. Unsec. Nts., 11/1/17	9,120,000		6,931,200
FPL Group Capital, Inc., 6% Sr. Unsec. Nts., 3/1/19	2,600,000		2,921,732
Georgia Power Co., 5.95% Sr. Unsec. Bonds, 2/1/39	1,963,000		2,201,681
ISA Capital do Brasil SA, 8.80% Sr. Nts., 1/30/17[2]	4,140,000		4,471,200
Israel Electric Corp. Ltd., 7.25% Nts., 1/15/19[2]	20,225,000		21,600,624
Majapahit Holding BV:
7.25% Nts., 10/17/11[2]	7,460,000		7,795,700
7.75% Nts., 10/17/16[2]	12,365,000		13,045,075
8% Sr. Unsec. Nts., 8/7/19[2]	4,300,000		4,611,750
National Power Corp., 5.875% Unsec. Unsub. Bonds, 12/19/16	421,000,000	PHP	8,032,588
Texas Competitive Electric Holdings Co. LLC, 10.25% Sr. Unsec. Nts., Series A, 11/1/15	3,660,000		2,653,500

			110,627,801

Energy Traders—0.6%
AES Corp. (The), 8% Sr. Unsec. Unsub. Nts., 10/15/17	2,220,000		2,244,975
Dynegy Holdings, Inc., 8.375% Sr. Unsec. Nts., 5/1/16	13,040,000		12,257,600
F34 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount		Value

Energy Traders Continued
Electric Power Development Co. Ltd., 1.80% Gtd. Unsec. Nts., 6/28/10	470,000,000	JPY	$5,292,703
Mirant North America LLC, 7.375% Sr. Unsec. Nts., 12/31/13	4,115,000		4,115,000
NRG Energy, Inc.:
7.375% Sr. Nts., 1/15/17	3,540,000		3,433,800
7.375% Sr. Nts., 2/1/16	5,640,000		5,470,800
8.50% Sr. Unsec. Nts., 6/15/19	4,495,000		4,523,094
Reliant Energy, Inc., 7.625% Sr. Unsec. Unsub. Nts., 6/15/14	8,655,000		8,535,994

			45,873,966

Multi-Utilities—0.4%
Consolidated Edison Co. of New York, Inc., 7.125% Sr. Unsec. Nts., 12/1/18	7,193,000		8,548,924
Dominion Resources, Inc., 6.40% Sr. Unsec. Nts., 6/15/18	5,939,000		6,661,307
Pacific Gas & Electric Co.:
6.25% Sr. Unsec. Nts., 12/1/13	5,744,000		6,458,416
8.25% Sr. Unsec. Nts., 10/15/18	3,658,000		4,657,077
Sempra Energy, 9.80% Sr. Unsec. Nts., 2/15/19	3,627,000		4,654,083

			30,979,807

Total Corporate Bonds and Notes (Cost $2,217,483,495)			2,320,569,141

	Shares

Preferred Stocks—0.0%
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg.[5,6,14]	338,141		—
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B, Non-Vtg.[5,6]	44,000		—
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg.[5,6,14]	5,816		—
Total Preferred Stocks (Cost $15,761,480)			—

Common Stocks—0.2%
American Media, Inc.[5,6]	10,986		110
Arco Capital Corp. Ltd.[5,6,18]	2,383,674		5,959,185
Charter Communications, Inc.[6]	222,137		5,317,816
Global Aero Logistics, Inc.[5,6]	32,791		32,791
MHP SA, GDR[2,6]	235,715		2,475,008
Orbcomm, Inc.[6]	30,391		82,664
Premier Holdings Ltd.[5,6]	799,833		—

Total Common Stocks (Cost $40,605,569)			13,867,574
F35 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued

	Units		Value

Rights, Warrants and Certificates—0.0%
Global Aero Logistics, Inc. Wts., Strike Price $10, Exp. 2/28/115,6 (Cost $30,592)	4,020		$40

	Principal
	Amount

Structured Securities—7.5%
Citigroup Funding, Inc.:
Ghana (Republic of) Credit Linked Nts., 12.08%, 6/9/10	2,290,000	GHS	1,488,895
Ghana (Republic of) Credit Linked Nts., 12.08%, 6/9/10	2,290,000	GHS	1,488,895
Ghana (Republic of) Credit Linked Nts., 12.08%, 6/9/10	2,290,000	GHS	1,488,895
Indonesia (Republic of) Credit Linked Nts., 11.50%, 9/18/19	61,950,000,000	IDR	6,967,372
Indonesia (Republic of) Credit Linked Nts., 11.50%, 9/18/19	62,010,000,000	IDR	6,974,120
Indonesia (Republic of) Credit Linked Nts., 9.50%, 6/17/15	30,980,000,000	IDR	3,213,394
Indonesia (Republic of) Credit Linked Nts., 9.50%, 6/17/15	30,510,000,000	IDR	3,164,643
Indonesia (Republic of) Credit Linked Nts., 9.50%, 6/17/15	64,520,000,000	IDR	6,692,323
Citigroup Global Markets Holdings, Inc.:
Brazil (Federal Republic of) Credit Linked Nts., 9.762%, 1/3/17[5]	26,180,000	BRR	12,944,655
Colombia (Republic of) Credit Linked Bonds, 11.25%, 10/25/18	7,885,000,000	COP	4,585,821
Colombia (Republic of) Credit Linked Nts., 13.083%, 2/26/15[5,15]	5,641,000,000	COP	6,050,774
Colombia (Republic of) Credit Linked Nts., Series 01, 13.083%, 2/26/15[5,15]	2,091,000,000	COP	2,242,895
Colombia (Republic of) Credit Linked Nts., Series 02, 13.083% 12/26/15[5,15]	3,187,000,000	COP	3,418,511
Colombia (Republic of) Credit Linked Nts., Series II, 15%, 4/27/12[2]	4,498,269,508	COP	2,790,163
Colombia (Republic of) Total Return Linked Nts., 11%, 5/19/11	14,440,000,000	COP	8,166,977
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12	7,206,900,000	COP	4,470,258
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12	8,514,000,000	COP	5,281,019
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12[5]	10,490,000,000	COP	6,506,681
Dominican Republic Unsec. Credit Linked Nts., 15%, 3/12/12[2]	174,700,000	DOP	4,736,244
Ghana (Republic of) Credit Linked Nts., 13.50%, 4/2/10[2]	10,330,000	GHS	6,826,783
Ukraine Hryvnia Unsec. Credit Linked Nts., 11.94%, 1/2/10[2]	6,780,000	UAH	791,856
Credit Suisse First Boston International:
Boryspil Airport Total Return Linked Nts., 10%, 4/19/10[1]	16,740,000	UAH	1,760,760
Lukoil Credit Linked Nts., Series Fbi 105, 7.25%, 11/19/09[1,5]	242,139,000	RUR	8,062,618
Moitk Total Return Linked Nts., 3/26/11[4,5]	188,019,000	RUR	626
Moscow (City of) Credit Linked Nts., Series Fbi 101, 10%, 12/31/10[2]	220,335,000	RUR	7,343,468
Oreniz Total Return Linked Nts., 9.24%, 2/21/12[1,5]	417,305,000	RUR	10,284,507
Pemex Project Funding Master Trust Credit Linked Nts., 1.741%, 5/12/11	50,000,000		49,449,761
Ukraine (Republic of) Credit Linked Nts., Series EMG 13, 11.94%, 12/30/09	16,568,000	UAH	1,886,165
Vietnam Shipping Industry Group Total Return Linked Nts., 10.50%, 1/19/17[5]	53,361,000,000	VND	1,773,853
Credit Suisse First Boston, Inc. (Nassau Branch):
Russian Specialized Construction & Installation Administration Credit Linked Nts., 5/20/10[4,5]	320,000,000	RUR	1,066
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09[5]	200,000	UAH	22,769
F36 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount		Value

Structured Securities Continued
Credit Suisse First Boston, Inc. (Nassau Branch): Continued
Ukraine (Republic of) Credit Linked Nts., Series EMG 11, 11.94%, 12/30/09	4,995,000	UAH	$568,650
Ukraine (Republic of) Credit Linked Nts., Series NPC 12, 11.94%, 12/30/09[5]	32,180,000	UAH	3,663,494
Credit Suisse Group AG, Russian Moscoblgaz Finance Total Return Linked Nts., 9.25%, 6/24/12[5]	368,300,000	RUR	11,928,601
Deutsche Bank AG:
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de Mexico SA de CV Credit Linked Nts., 9.09%, 1/5/11	28,420,922	MXN	1,986,959
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de Mexico SA de CV Credit Linked Nts., 9.65%, 1/5/11	18,698,259	MXN	1,307,230
Coriolanus Ltd. Sec. Credit Linked Nts., 10.62%, 9/10/10[5]	9,200,000		3,132,600
Coriolanus Ltd. Sec. Credit Linked Nts., 9.32%, 12/31/17[5,15]	55,040,000	BRR	15,016,171
Coriolanus Ltd. Sec. Credit Linked Nts., Series 112, 8.33%, 12/7/09[1,5]	5,475,000		5,410,231
Coriolanus Ltd. Sec. Credit Linked Nts., Series 113, 9%, 4/26/11[1,5,15]	6,050,000		6,155,210
European Investment Bank, Russian Federation Credit Linked Nts., 5.702%, 1/19/10[5,12]	5,820,000		5,670,950
Grupo TMM SA Credit Linked Nts., 6%, 9/7/12	8,185,635		3,140,009
Indonesia (Republic of) Credit Linked Nts., 9.50%, 6/22/15	6,360,000		6,240,006
Indonesia (Republic of) Credit Linked Nts., Series 02, 12.80%, 6/22/21	76,200,000,000	IDR	9,038,637
Opic Reforma I Credit Linked Nts., Cl. 1A, 6.916%, 9/24/14[1,5]	36,680,000	MXN	2,717,641
Opic Reforma I Credit Linked Nts., Cl. 1B, 6.916%, 9/24/14[1,5]	7,336,000	MXN	543,528
Opic Reforma I Credit Linked Nts., Cl. 1C, 6.916%, 9/24/14[1,5]	12,226,667	MXN	905,880
Opic Reforma I Credit Linked Nts., Cl. 1D, 6.916%, 9/24/14[1,5]	6,113,333	MXN	452,940
Opic Reforma I Credit Linked Nts., Cl. 1E, 6.916%, 9/24/14[1,5]	8,558,667	MXN	634,116
Opic Reforma I Credit Linked Nts., Cl. 2A, 8.405%, 5/22/15[1,5]	3,500,072	MXN	259,322
Opic Reforma I Credit Linked Nts., Cl. 2B, 8.405%, 5/22/15[1,5]	6,123,460	MXN	453,690
Opic Reforma I Credit Linked Nts., Cl. 2C, 8.405%, 5/22/15[1,5]	92,326,918	MXN	6,840,551
Opic Reforma I Credit Linked Nts., Cl. 2D, 8.405%, 5/22/15[1,5]	6,728,659	MXN	498,530
Opic Reforma I Credit Linked Nts., Cl. 2E, 8.405%, 5/22/15[1,5]	4,888,497	MXN	362,191
Opic Reforma I Credit Linked Nts., Cl. 2F, 8.405%, 5/22/15[1,5]	3,122,038	MXN	231,313
Opic Reforma I Credit Linked Nts., Cl. 2G, 8.405%, 5/22/15[1,5]	574,952	MXN	42,599
Peru (Republic of) Credit Linked Bonds, 3.242%, 4/30/25[5,7,12]	7,224,294		4,109,348
Peru (Republic of) Credit Linked Bonds, 3.269%, 4/30/25[5,12]	5,771,365		3,280,500
Peru (Republic of) Credit Linked Bonds, 3.346%, 4/30/25[5,12]	5,424,837		3,083,530
Ukraine (Republic of) 5 yr. Credit Linked Nts., 4.05%, 8/27/10	5,690,000		3,851,675
Ukraine (Republic of) 5.5 yr. Credit Linked Nts., 4.05%, 3/1/11	5,740,000		3,381,721
Ukraine (Republic of) 6 yr. Credit Linked Nts., 4.05%, 8/29/11	5,740,000		2,969,015
Ukraine (Republic of) 6.5 yr. Credit Linked Nts., 4.05%, 2/29/12	5,740,000		2,704,573
Ukraine (Republic of) 7 yr. Credit Linked Nts., 4.05%, 8/30/12	5,740,000		2,511,135
United Mexican States Credit Linked Nts., 9.52%, 1/5/11	18,644,936	MXN	1,303,502
Deutsche Bank AG, Singapore, Vietnam Shipping Industry Group Total Return Linked Nts., 9%, 4/20/17	128,300,000,000	VND	4,291,583
Dresdner Bank AG, Lukoil Credit Linked Nts., Series 3, 7.04%, 12/12/11[1,2]	134,130,000	RUR	4,115,725
F37 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount		Value

Structured Securities Continued
Eirles Two Ltd. Sec. Nts.:
Series 324, 4.841%, 4/30/12[1,5]	$14,300,000		$7,436,000
Series 335, 3.291%, 4/30/12[1,5]	16,700,000		12,082,450
Goldman Sachs & Co., Turkey (Republic of) Credit Linked Nts., 14.802%, 3/29/17[2,12]	77,520,000	TRY	18,422,753
Goldman Sachs Capital Markets LP, Colombia (Republic of) Credit Linked Nts., 10.48%, 2/8/37[5,12]	237,059,200,000	COP	4,831,575
Hallertau SPC Credit Linked Nts., Series 2008-2A, 6.764%, 9/17/13[1,5]	50,090,000		50,525,783
Hallertau SPC Philippines (Republic of) Credit Linked Nts., Series 2007-01, 3.211%, 12/20/17[1,5]	16,640,000		12,296,960
Hallertau SPC Segregated Portfolio, Brazil (Federal Republic of) Credit Linked Nts., Series 2008-01, 9.888%, 8/2/10[4,5,12]	36,418,983	BRR	2,055,711
HSBC Bank USA NA, Brazil (Federal Republic of) Credit Linked Nts., 5/9/11[1,5,7]	9,200,000		9,200,000
ING Bank NV, Ukraine (Republic of) Credit Linked Nts., Series 725, 11.89%, 12/30/09[5]	38,336,000	UAH	4,391,956
JPMorgan Chase Bank NA:
Brazil (Federal Republic of) Credit Linked Nts., 10.908%, 5/16/45[5]	7,895,000	BRR	7,961,668
Colombia (Republic of) Credit Linked Bonds, 10.244%, 10/31/16[5,12]	52,420,000,000	COP	14,012,003
Colombia (Republic of) Credit Linked Bonds, 10.359%, 1/5/16[5,12]	54,300,000,000	COP	15,816,537
Colombia (Republic of) Credit Linked Bonds, Series A, 10.244%, 10/31/16[5,12]	52,197,000,000	COP	13,952,394
Indonesia (Republic of) Credit Linked Nts., 11.50%, 9/15/19[5]	14,620,000,000	IDR	1,641,252
Indonesia (Republic of) Credit Linked Nts., 11.50%, 9/15/19[5]	31,060,000,000	IDR	3,486,818
Peru (Republic of) Credit Linked Nts., 8.193%, 9/2/15[2,12]	25,410,000	PEN	5,978,099
Swaziland (Kingdom of) Credit Linked Nts., 7.25%, 6/20/10[5]	9,185,000		9,455,958
JPMorgan Chase Bank NA, London Branch, Indonesia (Republic of) Credit Linked Nts., 12.80%, 6/17/21[2]	65,480,000,000	IDR	7,715,028
Lehman Brothers Treasury Co. BV, Microvest Capital Management LLC Credit Linked Nts., 7.55%, 5/24/12[5]	21,898,718		22,704,591
Merrill Lynch, Colombia (Republic of) Credit Linked Nts., 10%, 11/17/16[5]	7,680,000,000	COP	3,462,040
Morgan Stanley:
Peru (Republic of) Credit Linked Nts., 6.25%, 3/23/17[2]	15,216,000	PEN	4,198,766
Russian Federation Total Return Linked Bonds, Series 007, Cl. VR, 5%, 8/22/34	279,567,886	RUR	4,448,995
Morgan Stanley & Co. International Ltd./Red Arrow International Leasing plc Total Return Linked Nts., Series A, 8.375%, 7/9/12	85,604,822	RUR	2,690,484
Morgan Stanley Capital Services, Inc.:
Brazil (Federal Republic of) Credit Linked Nts., 12.563%, 1/5/22[2,12]	109,310,000	BRR	4,514,621
Ukraine (Republic of) Credit Linked Nts., 3.476%, 10/15/17[1,5]	21,300,000		10,011,000
Ukraine (Republic of) Credit Linked Nts., Series 2, 4.346%, 10/15/17[1,5]	5,400,000		2,538,000
United Mexican States Credit Linked Nts., 5.64%, 11/20/15[5]	300,000		233,880
WTI Trading Ltd. Total Return Linked Nts., Series A, 15%, 3/8/12	19,510,295		18,368,943
WTI Trading Ltd. Total Return Linked Nts., Series C, 15%, 3/8/12	29,321,562		27,620,911
UBS AG, Ghana (Republic of) Credit Linked Nts., 14.47%, 12/28/11[5]	4,650,997	GHS	2,278,956

Total Structured Securities (Cost $738,298,501)			608,014,255
F38 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount	Value

Event-Linked Bonds—1.0%
Akibare Ltd. Catastrophe Linked Nts., Cl. A, 3.357%, 5/22/12[1,2]	$4,862,000	$4,729,754
Atlas V Capital Ltd. Catastrophe Linked Nts., Series 2, 12.097%, 2/24/12[1,2]	1,930,000	1,985,391
East Lane Re III Ltd. Catastrophe Linked Nts., 10.847%, 3/16/12[1,2]	7,643,000	7,942,415
Fhu-Jin Ltd. Catastrophe Linked Nts., Cl. B, 4.383%, 8/10/11[1,2]	7,010,000	6,890,129
Lakeside Re Ltd. Catastrophe Linked Nts., 6.783%, 12/31/09[1,2]	10,580,000	10,575,768
Medquake Ltd. Catastrophe Linked Nts., 5.54%, 5/31/10[1,2]	4,000,000	3,933,000
Midori Ltd. Catastrophe Linked Nts., 3.259%, 10/24/12[1,2]	4,300,000	4,124,990
Muteki Ltd. Catastrophe Linked Nts., 4.84%, 5/24/11[1,5]	5,200,000	4,982,380
Nelson Re Ltd. Catastrophe Linked Nts., Series 2007-I, Cl. A, 12.34%, 6/21/10[1,2]	8,580,000	8,287,422
Osiris Capital plc Catastrophe Linked Combined Mortality Index Nts., Series D, 5.509%, 1/15/10[1,2]	3,230,000	3,218,372
Residential Reinsurance 2007 Ltd. Catastrophe Linked Nts.:
Series CL2, 11.861%, 6/6/11[1,2]	6,680,000	6,411,965
Series CL3, 12.611%, 6/7/10[1,2]	3,000,000	3,067,200
Vega Capital Ltd. Catastrophe Linked Nts., Series D, 0%, 6/24/11[5,12]	10,693,000	14,168,225
Willow Re Ltd. Catastrophe Linked Nts., 6/16/10[2,4]	8,150,000	5,480,875

Total Event-Linked Bonds (Cost $85,657,528)		85,797,886

	Shares

Investment Companies—11.1%
JPMorgan U.S. Treasury Plus Money Market Fund, Agency Shares, 0.00%[19,20]	621,931	621,931
Oppenheimer Institutional Money Market Fund, Cl. E, 0.27%[18,19]	218,406,057	218,406,057
Oppenheimer Master Event-Linked Bond Fund, LLC[6,18]	3,242,904	34,016,334
Oppenheimer Master Loan Fund, LLC[6,18]	65,013,938	647,763,527

Total Investment Companies (Cost $898,713,083)		900,807,849
Total Investments, at Value (excluding Investments Purchased with Cash Collateral from Securities Loaned) (Cost $9,061,010,912)		8,883,380,946
Investments Purchased with Cash Collateral from Securities Loaned—0.3%[21]
OFI Liquid Assets Fund, LLC, 0.44%[18,19] (Cost $23,441,250)	23,441,250	23,441,250
Total Investments, at Value (Cost $9,084,452,162)	109.4%	8,906,822,196
Liabilities in Excess of Other Assets	(9.4)	(763,547,669)

Net Assets	100.0%	$8,143,274,527

F39 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

AUD	Australian Dollar
BRR	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
DKK	Danish Krone
DOP	Dominican Republic Peso
EGP	Egyptian Pounds
EUR	Euro
GBP	British Pound Sterling
GHS	Ghana Cedi
HUF	Hungarian Forint
IDR	Indonesia Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
MXN	Mexican Nuevo Peso
NOK	Norwegian Krone
PEN	Peruvian New Sol
PHP	Philippines Peso
PLZ	Polish Zloty
RUR	Russian Ruble
SEK	Swedish Krona
TRY	New Turkish Lira
UAH	Ukraine Hryvnia
UYU	Uruguay Peso
VND	Vietnam Dong

1.	Represents the current interest rate for a variable or increasing rate security.

2.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $1,275,288,531 or 15.66% of the Fund’s net assets as of September 30, 2009.

3.	All or a portion of the security was acquired, and has been pledged as collateral, at or subsequent to period end, in connection with the Fund’s participation in the Term Asset-Backed Securities Loan Facility program (the “TALF Program”) operated by the Federal Reserve Bank of NewYork. In the aggregate, the period end value of assets purchased in connection with the TALF Program constitute 7.4% of the Fund’s net assets. Of the assets purchased, 4.9% of Fund’s net assets are asset-backed securities while 2.5% of the Fund’s net assets are commercial mortgage-backed securities. See accompanying Notes.

4.	Issue is in default. See Note 1 of accompanying Notes.

5.	Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of September 30, 2009 was $526,273,554, which represents 6.46% of the Fund’s net assets, of which $13,942,301 is considered restricted. See Note 6 of accompanying Notes. Information concerning restricted securities is as follows:

	Acquisition			Unrealized
Security	Date	Cost	Value	Depreciation

Deutsche Bank AG, Opic Reforma I Credit linked Nts., Cl. 1A, 6.916%, 9/24/14	12/28/07	3,371,014	2,717,641	653,373
Deutsche Bank AG, Opic Reforma I Credit linked Nts., Cl. 1B, 6.916%, 9/24/14	6/13/08	707,255	543,528	163,727
Deutsche Bank AG, Opic Reforma I Credit linked Nts., Cl. 1C, 6.916%, 9/24/14	8/13/08	1,203,116	905,880	297,236
Deutsche Bank AG, Opic Reforma I Credit linked Nts., Cl. 1D, 6.916%, 9/24/14	8/7/09	469,147	452,940	16,207
Deutsche Bank AG, Opic Reforma I Credit linked Nts., Cl. 1E, 6.916%, 9/24/14	9/10/09	639,781	634,116	5,665
Deutsche Bank AG, Opic Reforma I Credit linked Nts., Cl. 2A, 8.405%, 5/22/15	5/22/08	337,462	259,322	78,140
Deutsche Bank AG, Opic Reforma I Credit linked Nts., Cl. 2B, 8.405%, 5/22/15	6/13/08	590,355	453,690	136,665
Deutsche Bank AG, Opic Reforma I Credit linked Nts., Cl. 2C, 8.405%, 5/22/15	6/19/08	8,957,126	6,840,551	2,116,575
Deutsche Bank AG, Opic Reforma I Credit linked Nts., Cl. 2D, 8.405%, 5/22/15	7/9/08	652,302	498,530	153,772
Deutsche Bank AG, Opic Reforma I Credit linked Nts., Cl. 2E, 8.405%, 5/22/15	7/16/08	474,704	362,191	112,513
Deutsche Bank AG, Opic Reforma I Credit linked Nts., Cl. 2F, 8.405%, 5/22/15	8/11/08	307,336	231,313	76,023
Deutsche Bank AG, Opic Reforma I Credit linked Nts., Cl. 2G, 8.405%, 5/22/15	8/25/08	56,708	42,599	14,109

		$17,766,306	$13,942,301	$3,824,005

F40 | OPPENHEIMER STRATEGIC INCOME FUND

6.	Non-income producing security.

7.	When-issued security or delayed delivery to be delivered and settled after September 30, 2009. See Note 1 of accompanying Notes.

8.	Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $43,564,165 or 0.53% of the Fund’s net assets as of September 30, 2009.

9.	Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $11,584,531 or 0.14% of the Fund’s net assets as of September 30, 2009.

10.	All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $33,681,991. See Note 5 of accompanying Notes.

11.	Partial or fully-loaned security. See Note 7 of accompanying Notes.

12.	Zero coupon bond reflects effective yield on the date of purchase.

13.	A sufficient amount of securities has been designated to cover outstanding foreign currency exchange contracts. See Note 5 of accompanying Notes.

14.	Interest or dividend is paid-in-kind, when applicable.

15.	Denotes an inflation-indexed security: coupon and principal are indexed to a consumer price index.

16.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

17.	This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

18.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross		Shares
	September 30, 2008	Additions	Reductions		September 30, 2009

Arco Capital Corp. Ltd.	2,383,674	—	—		2,383,674
OFI Liquid Assets Fund, LLC	481,294,160	574,991,630	1,032,844,540		23,441,250
Oppenheimer Institutional Money Market Fund, Cl. E	715,917,178	6,483,671,685	6,981,182,806		218,406,057
Oppenheimer Master Event-Linked Bond Fund, LLC	3,110,084	436,136	303,316		3,242,904
Oppenheimer Master Loan Fund, LLC	34,077,174	34,424,546	3,487,782		65,013,938

					Realized
		Value	Income		Loss

Arco Capital Corp. Ltd.		$5,959,185	$—		$—
OFI Liquid Assets Fund, LLC		23,441,250	3,741,376	[a]	—
Oppenheimer Institutional Money Market Fund, Cl. E		218,406,057	6,210,984		—
Oppenheimer Master Event-Linked Bond Fund, LLC		34,016,334	3,183,181	[b]	70,389	[b]
Oppenheimer Master Loan Fund, LLC		647,763,527	33,597,026	[c]	19,106,721	[c]

		$929,586,353	$46,732,567		$19,177,110

a.	Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.

b.	Represents the amount allocated to the Fund from Oppenheimer Master Event-Linked Bond Fund, LLC.

c.	Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.
F41 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments Continued

19.	Rate shown is the 7-day yield as of September 30, 2009.

20.	Interest rate is less than 0.0005%.

21.	The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 7 of accompanying Notes.

22.	The current amortization rate of the security’s cost basis exceeds the future interest payments currently estimated to be received. Both the amortization rate and interest payments are contingent on future mortgage pre-payment speeds and are therefore subject to change.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of September 30, 2009 based on valuation input level:

			Level 3-
	Level 1-	Level 2-	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$479,789,651	$—	$479,789,651
Mortgage-Backed Obligations	—	1,761,085,161	—	1,761,085,161
U.S. Government Obligations	—	180,978,072	—	180,978,072
Foreign Government Obligations	—	2,321,671,581	10,905,200	2,332,576,781
Loan Participations	—	199,894,536	—	199,894,536
Corporate Bonds and Notes	—	2,318,349,835	2,219,306	2,320,569,141
Preferred Stocks	—	—	—	—
Common Stocks	2,557,672	11,277,111	32,791	13,867,574
Rights, Warrants and Certificates	—	—	40	40
Structured Securities	—	585,309,664	22,704,591	608,014,255
Event-Linked Bonds	—	85,797,886	—	85,797,886
Investment Companies	900,807,849	—	—	900,807,849
Investments Purchased with Cash Collateral from Securities Loaned	23,441,250	—	—	23,441,250

Total Investments, at Value	926,806,771	7,944,153,497	35,861,928	8,906,822,196
F42 | OPPENHEIMER STRATEGIC INCOME FUND

Valuation Inputs Continued

			Level 3-
	Level 1-	Level 2-	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Other Financial Instruments:
Appreciated swaps, at value	$—	$57,334,995	$—	$57,334,995
Futures margins	2,237,537	—	—	2,237,537
Foreign currency exchange contracts	—	57,064,130	—	57,064,130

Total Assets	$929,044,308	$8,058,552,622	$35,861,928	$9,023,458,858

Liabilities Table
Other Financial Instruments:
Appreciated swaps, at value	$—	$(8,549,801)	$—	$(8,549,801)
Depreciated swaps, at value	—	(36,311,854)	—	(36,311,854)
Futures margins	(2,351,058)	—	—	(2,351,058)
Unfunded purchase agreements	—	(1,154,269)	—	(1,154,269)
Foreign currency exchange contracts	—	(29,536,78)	—	(2,536,718)

Total Liabilities	$(2,351,058)	$(75,552,642)	$—	$(77,903,700)

Currency contracts, unfunded purchase agreements and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

			Change in	Accretion/
			Unrealized	(Amortization)
	Value as of	Realized Gain	Appreciation	of Premium
	September 30, 2008	(Loss)	(Depreciation)	Discount[1]

Investments in Securities
Asset Backed securities	$2,559	$—	$(64,237)	$—
Mortgage-Backed Obligations	339,328	—	(14,089)	92
Foreign Government Obligations	9,242,360	—	1,202,640	460,930
Corporate Bonds and Notes	—	(14,514,889)	14,525,447	—
Common Stocks	—	153,301	26,579	—
Rights, Warrants and Certificates	—	—	—	—
Structured Securities	23,249,374	—	1,662,278	(56,043)

Total Assets	$32,833,621	$(14,361,588)	$17,338,618	$404,979

		Net	Transfers in	Value as of
		Purchases	and/or out of	September 30,
		(Sales)	Level 3	2009

Investments in Securities Continued
Asset Backed securities		$—	$61,678	$—
Mortgage-Backed Obligations		(5,281)	(320,050)	—
Foreign Government Obligations		(730)	—	10,905,200
Corporate Bonds and Notes		2,208,748	—	2,219,306
Common Stocks		(179,880)	32,791	32,791
Rights, Warrants and Certificates		—	40	40
Structured Securities		(2,151,018)	—	22,704,591

Total Assets		$(128,161)	$(225,541)	$35,861,928

1.	Included in net investment income for fixed income securities.
F43 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments Continued
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
Foreign Currency Exchange Contracts as of September 30, 2009 are as follows:

		Contract
Counterparty/	Buy/	Amount		Expiration		Unrealized	Unrealized
Contract Description	Sell	(000’s)		Dates	Value	Appreciation	Depreciation

Banc of America:
Chinese Renminbi (Yuan)
(CNY)	Sell	111,000	CNY	11/13/09	$16,249,967	$17,344	$—
Indonesia Rupiah (IDR)	Buy	134,400,000	IDR	11/30/09	13,735,680	371	—
Japanese Yen (JPY)	Buy	1,857,000	JPY	11/12/09	20,693,156	1,793,415	—
Japanese Yen (JPY)	Sell	331,223	JPY	10/5/09	3,690,015	—	17,186
New Taiwan Dollar (TWD)	Sell	495,000	TWD	10/14/09	15,449,315	—	284,803
New Zealand Dollar (NZD)	Buy	66,520	NZD	11/10/09	47,902,977	3,524,824	—
New Zealand Dollar (NZD)	Sell	42,490	NZD	11/10/09	30,598,279	—	1,797,172

						5,335,954	2,099,161

Bank Paribas Asia—FGN:
Euro (EUR)	Sell	26,095	EUR	11/12/09	38,185,030	2,450	3,348,347
Hungarian Forint (HUF)	Buy	3,092,000	HUF	10/14/09	16,753,390	354,557	—
Norwegian Krone (NOK)	Buy	77,800	NOK	11/10/09	13,451,881	420,175	—
Norwegian Krone (NOK)	Sell	221,090	NOK	11/10/09	38,227,204	—	301,888
Polish Zloty (PLZ)	Buy	199,120	PLZ	10/5/09	69,349,602	748,674	102,019
Polish Zloty (PLZ)	Sell	14,459	PLZ	10/1/09-11/12/09	5,025,211	2,183	484,828
Swiss Franc (CHF)	Buy	39,980	CHF	11/10/09	38,591,702	—	62,274
Swiss Franc (CHF)	Sell	38,000	CHF	11/10/09	36,680,457	184,114	—

						1,712,153	4,299,356

Barclay’s Capital:
Euro (EUR)	Buy	14,790	EUR	11/10/09	21,642,393	390,969	1,053
Euro (EUR)	Sell	146,280	EUR	10/5/09-12/18/09	214,047,822	31,742	6,198,595
Japanese Yen (JPY)	Buy	3,551,000	JPY	12/18/09	39,580,550	686,794	—
Mexican Nuevo Peso (MXN)	Buy	435,020	MXN	10/6/09	32,202,692	—	959,881
Norwegian Krone (NOK)	Buy	184,890	NOK	11/10/09	31,968,102	1,076,185	—
Norwegian Krone (NOK)	Sell	30,700	NOK	11/10/09	5,308,133	—	235,137
Polish Zloty (PLZ)	Sell	34,510	PLZ	11/12/09	11,983,789	—	1,357,153
South African Rand (ZAR)	Buy	115,370	ZAR	11/17/09	15,216,500	13,010	34,834

						2,198,700	8,786,653

Citigroup:
British Pound Sterling (GBP)	Buy	728	GBP	10/2/09	1,163,355	3,542	—
British Pound Sterling (GBP)	Sell	309	GBP	10/2/09	493,545	—	1,503
Indian Rupee (INR)	Buy	757,000	INR	10/20/09	15,712,747	45,708	—
Mexican Nuevo Peso (MXN)	Sell	257,400	MXN	11/10/09	18,959,802	583,934	—
Singapore Dollar (SGD)	Buy	3,420	SGD	11/10/09	2,427,106	55,951	—

						689,135	1,503
F44 | OPPENHEIMER STRATEGIC INCOME FUND

Foreign Currency Exchange Contracts Continued

		Contract
Counterparty/	Buy/	Amount		Expiration		Unrealized	Unrealized
Contract Description	Sell	(000’s)		Dates	Value	Appreciation	Depreciation

Credit Suisse:
British Pound Sterling (GBP)	Buy	21,790	GBP	11/6/09-11/10/09	$34,818,410	$—	$1,361,896
British Pound Sterling (GBP)	Sell	370	GBP	11/10/09	591,223	20,387	—
Japanese Yen (JPY)	Buy	5,257,107	JPY	10/15/09-11/12/09	58,578,676	3,830,722	—
Mexican Nuevo Peso (MXN)	Buy	199,507	MXN	10/1/09	14,781,581	79,518	—
New Turkish Lira (TRY)	Buy	23,500	TRY	10/13/09	15,797,779	183,161	—
New Turkish Lira (TRY)	Sell	127,400	TRY	10/13/09	85,644,131	—	992,968
Russian Ruble (RUR)	Buy	14,460	RUR	11/16/09	476,426	42,582	—
South African Rand (ZAR)	Buy	415,615	ZAR	10/5/09-11/17/09	54,947,585	746,693	558,639
Swedish Krona (SEK)	Buy	132,800	SEK	11/10/09	19,054,833	276,852	1,699

						5,179,915	2,915,202

Deutsche Bank Capital Corp.:
Australian Dollar (AUD)	Buy	2,324	AUD	11/20/09	2,041,608	50,544	—
British Pound Sterling (GBP)	Buy	4,955	GBP	11/20/09	7,917,473	—	101,650
Canadian Dollar (CAD)	Buy	8,620	CAD	11/20/09	8,051,740	74,321	—
Euro (EUR)	Buy	32,890	EUR	11/20/09	48,127,646	—	33,510
Euro (EUR)	Sell	20,967	EUR	10/2/09-11/12/09	30,682,214	—	1,076,627
Indian Rupee (INR)	Buy	757,000	INR	10/20/09	15,712,747	43,113	—
Japanese Yen (JPY)	Buy	5,812,000	JPY	11/10/09-11/20/09	64,764,975	1,290,750	63,465
Japanese Yen (JPY)	Sell	2,536,000	JPY	11/10/09	28,259,135	—	1,700,552
Swiss Franc (CHF)	Buy	2,076	CHF	11/20/09	2,004,027	2,427	—

						1,461,155	2,975,804

Goldman, Sachs & Co.:
Brazilian Real (BRR)	Buy	193,445	BRR	11/4/09-1/5/10	108,097,623	26,337,836	—
Brazilian Real (BRR)	Sell	23,230	BRR	11/4/09	13,039,448	—	115,943
South African Rand (ZAR)	Buy	547,430	ZAR	11/17/09	72,202,207	—	970,904

						26,337,836	1,086,847

Hong Kong & Shanghai Bank Corp.:
Colombian Peso (COP)	Sell	26,740,000	COP	11/3/09	13,878,595	—	114,600
Israeli Shekel (ILS)	Sell	39,780	ILS	10/30/09	10,563,773	—	133,778
Mexican Nuevo Peso (MXN)	Sell	397,150	MXN	10/6/09	29,399,336	656,591	—

						656,591	248,378

JP Morgan Chase:
Argentine Peso (ARP)	Buy	56,650	ARP	11/30/09	14,503,416	—	22,225
Australian Dollar (AUD)	Buy	23,390	AUD	11/10/09	20,565,320	987,890	—
Australian Dollar (AUD)	Sell	34,840	AUD	11/10/09	30,632,567	—	791,410
Euro (EUR)	Buy	40,000	EUR	12/9/09	58,529,448	—	308,552
Hong Kong Dollar (HKD)	Sell	118,100	HKD	10/5/09	15,239,087	8,083	—
Indian Rupee (INR)	Buy	1,516,000	INR	11/16/09	31,399,535	122,456	—
Indonesia Rupiah (IDR)	Buy	528,515,000	IDR	10/13/09-10/26/09	54,471,642	1,282,572	—
Malaysian Ringgit (MYR)	Buy	14,010	MYR	11/10/09	4,040,738	56,500	—
Mexican Nuevo Peso (MXN)	Sell	269,800	MXN	11/10/09	19,873,172	631,602	—
Russian Ruble (RUR)	Sell	14,460	RUR	11/16/09	476,426	—	52,254
South Korean Won (KRW)	Buy	65,251,000	KRW	11/17/09	55,344,397	2,078,275	—

						5,167,378	1,174,441
F45 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments Continued

Foreign Currency Exchange Contracts Continued

		Contract
Counterparty/	Buy/	Amount		Expiration		Unrealized	Unrealized
Contract Description	Sell	(000’s)		Dates	Value	Appreciation	Depreciation

Morgan Stanley & Co., Inc.
Brazilian Real (BRR)	Buy	13,880	BRR	11/4/09	$7,791,112	$164,739	$—
RBS Greenwich Capital:
British Pound Sterling (GBP)	Buy	4,760	GBP	12/18/09	7,605,470	47,590	—
Israeli Shekel (ILS)	Sell	60,100	ILS	10/14/09	15,958,040	—	100,520
Polish Zloty (PLZ)	Buy	176,040	PLZ	10/5/09	61,311,289	1,918,577	—
Swiss Franc (CHF)	Buy	64,340	CHF	11/10/09	62,105,806	1,079,910	5,191
Swiss Franc (CHF)	Sell	29,020	CHF	11/10/09	28,012,286	1,197	749,254

						3,047,274	854,965

Santander Investments:
Chilean Peso (CLP)	Sell	8,528,000	CLP	10/28/09	15,556,095	284,900	—
Colombian Peso (COP)	Sell	67,054,000	COP	10/27/09-10/29/09	34,832,639	—	1,165,265
Mexican Nuevo Peso (MXN)	Sell	1,371,987	MXN	10/1/09-10/30/09	101,460,227	2,240,897	65,420

						2,525,797	1,230,685
State Street:
British Pound Sterling (GBP)	Sell	14,430	GBP	11/6/09	23,057,859	1,014,892	—
Canadian Dollar (CAD)	Buy	22,870	CAD	11/10/09	21,362,199	228,214	351
Canadian Dollar (CAD)	Sell	40,340	CAD	11/10/09	37,680,416	1,508	478,730
Japanese Yen (JPY)	Buy	2,536,000	JPY	11/10/09	28,259,135	340,074	—
Japanese Yen (JPY)	Sell	733,000	JPY	11/10/09	8,167,960	—	222,763

						1,584,688	701,844

Westpac:
Australian Dollar (AUD)	Buy	16,260	AUD	11/10/09	14,296,370	686,832	—
Australian Dollar (AUD)	Sell	54,590	AUD	11/10/09	47,997,470	—	1,656,673
Euro (EUR)	Sell	357	EUR	10/1/09	523,034	—	1,273
New Zealand Dollar (NZD)	Buy	26,470	NZD	11/10/09	19,061,813	315,983	—
New Zealand Dollar (NZD)	Sell	66,520	NZD	11/10/09	47,902,977	—	1,503,933

						1,002,815	3,161,879

Total unrealized appreciation and depreciation						$57,064,130	$29,536,718

Futures Contracts as of September 30, 2009 are as follows:

					Unrealized
		Number of	Expiration		Appreciation
Contract Description	Buy/Sell	Contracts	Date	Value	(Depreciation)

Australia (Government of) Bonds, 10 yr.	Sell	449	12/15/09	$41,335,427	$153,772
CAC40 10 Euro Index	Buy	158	10/16/09	8,779,062	80,335
CAC40 10 Euro Index	Sell	259	10/16/09	14,390,995	(131,797)
DAX Index	Buy	72	12/18/09	14,946,880	71,790
DAX Index	Sell	77	12/18/09	15,984,858	(76,782)
Euro-BOBL	Buy	312	12/8/09	52,756,380	138,983
Euro-Bundesobligation	Buy	262	12/8/09	46,728,752	404,396
FTSE 100 Index	Buy	35	12/18/09	2,847,679	39,341
IBEX 35 Index	Buy	50	10/16/09	8,580,763	106,982
Japan (Government of) Bonds, 10 yr.	Buy	82	12/9/09	12,726,831	75,755
Japan (Government of) Bonds, 10 yr.	Sell	44	12/10/09	68,300,117	(436,255)
MSCI Sing Ix Ets	Buy	183	10/29/09	8,335,129	152,179
F46 | OPPENHEIMER STRATEGIC INCOME FUND

Futures Contracts Continued

					Unrealized
		Number of	Expiration		Appreciation
Contract Description	Buy/Sell	Contracts	Date	Value	(Depreciation)

NASDAQ 100 E-Mini Index	Buy	1,008	12/18/09	$34,624,800	$681,005
NIKKEI 225 Index	Buy	42	12/10/09	2,362,836	(63,779)
NIKKEI 225 Index	Sell	227	12/10/09	25,566,423	529,287
SGX CNX NIFTY Index	Sell	839	10/29/09	8,512,494	91,747
SPI 200 Index	Buy	89	12/17/09	9,317,861	291,183
Standard & Poor’s 500 E-Mini Index	Sell	2,288	12/18/09	120,451,760	(1,799,283)
Standard & Poor’s/MIB Index, 10 yr.	Buy	50	12/18/09	8,568,690	182,374
U.S. Treasury Long Bonds, 20 yr.	Buy	5,352	12/21/09	649,599,000	9,681,023
U.S. Treasury Long Bonds, 20 yr.	Sell	437	12/21/09	53,040,875	(915,866)
U.S. Treasury Nts., 2 yr.	Buy	1,316	12/31/09	285,530,875	179,992
U.S. Treasury Nts., 2 yr.	Sell	386	12/31/09	83,749,938	(89,302)
U.S. Treasury Nts., 5 yr.	Buy	4,077	12/31/09	473,314,219	4,937,848
U.S. Treasury Nts., 5 yr.	Sell	1,619	12/31/09	187,955,781	(2,444,082)
U.S. Treasury Nts., 10 yr.	Buy	2,136	12/21/09	252,748,875	1,530,133
U.S. Treasury Nts., 10 yr.	Sell	8,608	12/21/09	1,018,568,500	(13,383,557)
United Kingdom Long Gilt	Sell	19	12/29/09	3,600,077	3,710

					$(8,868)

Credit Default Swap Contracts as of September 30, 2009 are as follows:

			Pay/		Upfront
	Buy/Sell	Notional	Receive	Termi-	Payment		Unrealized
Reference Entity/	Credit	Amount	Fixed	nation	Received/		Appreciation
Swap Counterparty	Protection	(000’s)	Rate	Date	(Paid)	Value	(Depreciation)

Bolivarian Republic of Venezuela:
Barclays Bank plc	Sell	$3,250	30.50%	1/20/10	$—	$406,595	$406,595
Morgan Stanley Capital Services, Inc.	Sell	3,250	30.00	1/20/10	—	398,453	398,453

	Total	6,500			—	805,048	805,048

Capital One Bank USA
JPMorgan Chase Bank NA, NY Branch	Sell	12,930	1.00	9/20/14	(40,047)	122,602	82,555

	Total	12,930			(40,047)	122,602	82,555

Cardinal Health, Inc.
Barclays Bank plc	Buy	12,400	1.00	9/20/14	323,943	(352,095)	(28,152)

	Total	12,400			323,943	(352,095)	(28,152)

CDX Emerging Markets Index, Series 11:
Barclays Bank plc	Buy	31,200	5.00	6/20/14	2,744,733	(3,367,472)	(622,739)
Goldman Sachs International	Buy	15,600	5.00	6/20/14	1,372,367	(1,683,736)	(311,369)
JPMorgan Chase Bank NA, London Branch	Buy	31,200	5.00	6/20/14	2,729,133	(3,367,472)	(638,339)

	Total	78,000			6,846,233	(8,418,680)	(1,572,447)
F47 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments Continued
Credit Default Swap Contracts Continued

			Pay/		Upfront
	Buy/Sell	Notional	Receive	Termi-	Payment		Unrealized
Reference Entity/	Credit	Amount	Fixed	nation	Received/		Appreciation
Swap Counterparty	Protection	(000’s)	Rate	Date	(Paid)	Value	(Depreciation)

CDX North America High Yield Index, Series 12:
Credit Suisse International	Sell	$11,656	5.00%	6/20/14	$1,386,579	$(776,979)	$609,600
JPMorgan Chase Bank NA, NY Branch	Sell	8,742	5.00	6/20/14	1,044,184	(582,734)	461,450

	Total	20,398			2,430,763	(1,359,713)	1,071,050

Cemex SAB de CV
Credit Suisse International	Buy	5,705	5.30	10/20/13	—	(137,693)	(137,693)

	Total	5,705			—	(137,693)	(137,693)

CIT Group, Inc.
Barclays Bank plc	Sell	12,870	5.00	9/20/14	5,633,485	(4,438,230)	1,195,255

	Total	12,870			5,633,485	(4,438,230)	1,195,255

ConocoPhillips
Barclays Bank plc	Buy	12,870	1.00	9/20/14	348,401	(316,125)	32,276

	Total	12,870			348,401	(316,125)	32,276

Development Bank of Kazakhstan JSC
Credit Suisse International	Sell	20,660	3.75	2/20/13	—	(2,245,278)	(2,245,278)

	Total	20,660			—	(2,245,278)	(2,245,278)

Devon Energy
Barclays Bank plc	Buy	12,400	1.00	9/20/14	252,186	(292,750)	(40,564)

	Total	12,400			252,186	(292,750)	(40,564)

Government of Hungary
Credit Suisse International	Sell	9,250	2.70	9/20/10	—	54,843	54,843

	Total	9,250			—	54,843	54,843

Halliburton Co.
Deutsche Bank AG	Buy	12,400	1.00	9/20/14	307,969	(292,750)	15,219

	Total	12,400			307,969	(292,750)	15,219

HSBK Europe BV:
Credit Suisse International	Sell	4,040	4.95	3/20/13	—	(327,191)	(327,191)
Morgan Stanley Capital Services, Inc.	Sell	8,080	4.88	3/20/13	—	(669,911)	(669,911)
Morgan Stanley Capital Services, Inc.	Sell	8,090	4.78	3/20/13	—	(692,954)	(692,954)

	Total	20,210			—	(1,690,056)	(1,690,056)

International Paper Co.
Goldman Sachs International	Sell	12,400	1.00	9/20/14	890,104	(274,905)	615,199

	Total	12,400			890,104	(274,905)	615,199

International Lease Finance Corp.:
Deutsche Bank AG	Sell	6,125	5.00	9/20/14	1,008,073	(694,462)	313,611
Deutsche Bank AG	Sell	6,745	5.00	9/20/14	919,943	(764,759)	155,184

	Total	12,870			1,928,016	(1,459,221)	468,795

Islamic Republic of Pakistan
Citibank NA, New York	Sell	$4,860	5.10%	3/20/13	$—	$(950,814)	$(950,814)

	Total	4,860			—	(950,814)	(950,814)
F48 | OPPENHEIMER STRATEGIC INCOME FUND

Credit Default Swap Contracts Continued

			Pay/		Upfront
	Buy/Sell	Notional	Receive	Termi-	Payment		Unrealized
Reference Entity/	Credit	Amount	Fixed	nation	Received/		Appreciation
Swap Counterparty	Protection	(000’s)	Rate	Date	(Paid)	Value	(Depreciation)

Istanbul Bond Co. SA
Morgan Stanley Capital Services, Inc.	Sell	$25,090	1.30%	3/24/13	$—	$(3,367,668)	$(3,367,668)

	Total	25,090			—	(3,367,668)	(3,367,668)

Lockheed Martin Corp.
UBS AG	Buy	12,870	1.00	9/20/14	444,862	(408,857)	36,005

	Total	12,870			444,862	(408,857)	36,005

Republic of Peru
Deutsche Bank AG	Buy	7,440	1.71	12/20/16	—	(177,201)	(177,201)

	Total	7,440			—	(177,201)	(177,201)

Republic of Turkey:
Citibank NA, New York	Buy	7,970	5.25	12/20/13	—	(1,139,953)	(1,139,953)
Goldman Sachs International	Buy	15,935	5.29	12/20/13	—	(2,305,324)	(2,305,324)

	Total	23,905			—	(3,445,277)	(3,445,277)

Standard Bank London Holdings plc for NAK Naftogaz Ukrainy
Credit Suisse International	Sell	8,905	3.25	4/20/11	—	(4,017,309)	(4,017,309)

	Total	8,905			—	(4,017,309)	(4,017,309)

Troy Capital SA for Yasar Holdings SA:
Morgan Stanley Capital Services, Inc.	Sell	3,390	8.75	6/20/10	—	(1,126,423)	(1,126,423)
Morgan Stanley Capital Services, Inc.	Sell	3,390	8.50	10/20/09	—	(15,908)	(15,908)

	Total	6,780			—	(1,142,331)	(1,142,331)

United Mexican States
Goldman Sachs International	Buy	5,970	1.35	9/20/14	—	77,771	77,771

	Total	5,970			—	77,771	77,771

XL Capital Ltd.
Deutsche Bank AG	Sell	12,400	5.00	9/20/14	(360,082)	1,899,382	1,539,300

	Total	12,400			(360,082)	1,899,382	1,539,300

	Grand Total Buys				8,523,594	(13,763,657)	(5,240,063)
	Grand Total Sells				10,482,239	(18,063,650)	(7,581,411)

		Total Credit Default Swaps			$19,005,833	$(31,827,307)	$(12,821,474)

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

	Total Maximum Potential
Type of Reference Asset on which the Fund	Payments for Selling Credit	Amount	Reference Asset
Sold Protection	Protection (Undiscounted)	Recoverable*	Rating Range**

Investment Grade Single Name Corporate Debt	$50,600,000	$—	A to BBB
Investment Grade Sovereign Debt	55,000,000	—	BBB+ to BBB–
Non-Investment Grade Sovereign Debt	47,255,000	—	BB– to D
Non-Investment Grade Corporate Debt Indexes	20,398,000	—	B
Non-Investment Grade Single Name Corporate Debt	12,870,000	—	CC

Total	$186,123,000	$—

F49 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments Continued

*	The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

**	The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor’s rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.
Interest Rate Swap Contracts as of September 30, 2009 are as follows:

	Notional
Interest Rate/	Amount		Paid by	Received by	Termination
Swap Counterparty	(000’s)		the Fund	the Fund	Date	Value

BZDI:
Banco Santander Central Hispano SA	18,790	BRR	BZDI	14.000%	1/3/12	$933,115
Goldman Sachs Group, Inc. (The)	46,100	BRR	BZDI	12.800	1/2/17	546,950
Goldman Sachs International	6,810	BRR	BZDI	14.100	1/2/17	166,583
Goldman Sachs International	43,920	BRR	BZDI	13.900	1/2/17	1,074,746
J Aron & Co.	16,625	BRR	BZDI	14.160	1/2/17	650,924
J Aron & Co.	34,060	BRR	BZDI	12.920	1/2/14	914,541
J Aron & Co.	16,960	BRR	BZDI	12.870	1/2/14	438,207
J Aron & Co.	73,600	BRR	BZDI	12.390	1/2/12	1,093,323
J Aron & Co.	130	BRR	BZDI	12.260	1/2/15	(69)
J Aron & Co.	60	BRR	BZDI	12.290	1/2/15	(31)
J Aron & Co.	18,790	BRR	BZDI	14.050	1/2/12	942,544
J Aron & Co.	17,800	BRR	BZDI	14.300	1/2/17	701,480
JPMorgan Chase Bank NA	73,600	BRR	BZDI	12.380	1/2/12	1,089,584
JPMorgan Chase Bank NA	44,120	BRR	BZDI	13.900	1/2/17	1,080,038
JPMorgan Chase Bank NA	37,410	BRR	BZDI	13.910	1/2/12	1,865,010
JPMorgan Chase Bank NA	39,800	BRR	BZDI	13.900	1/2/17	1,207,097
Morgan Stanley	28,990	BRR	BZDI	12.810	1/2/17	134,215
Morgan Stanley	32,320	BRR	BZDI	15.000	1/2/17	1,284,080
Morgan Stanley	80,500	BRR	BZDI	13.900	1/2/17	2,441,491
Morgan Stanley	39,900	BRR	BZDI	12.050	1/2/12	588,433

Total	670,285	BRR				17,152,261

CAD BA CDOR:
JPMorgan Chase Bank NA	19,910	CAD	Six-Month CAD BACDOR	3.620	8/6/19	415,439
JPMorgan Chase Bank NA	24,235	CAD	Six-Month CAD BACDOR	3.000	4/30/19	(536,629)

Total	44,145	CAD				(121,190)
F50 | OPPENHEIMER STRATEGIC INCOME FUND

Interest Rate Swap Contracts Continued

	Notional
Interest Rate/	Amount		Paid by	Received by	Termination
Swap Counterparty	(000’s)		the Fund	the Fund	Date	Value

DKK CIBOR DKNA13
Barclays Bank plc	202,110	DKK	3.850%	Six-Month DKK CIBOR DKNA13	8/7/19	$(393,889)

EUR EURIBOR Reuters:
JPMorgan Chase Bank NA	3,690	EUR	3.480	Six-Month EUR EURIBOR Reuters	9/10/19	(20,719)
JPMorgan Chase Bank NA	3,670	EUR	3.530	Six-Month EUR EURIBOR Reuters	9/11/19	(43,132)
JPMorgan Chase Bank NA	5,730	EUR	3.550	Six-Month EUR EURIBOR Reuters	9/14/19	(79,356)

Total	13,090	EUR				(143,207)

HUF BUBOR Reuters:
Barclays Bank plc	3,677,000	HUF	Six-Month HUF BUBOR Reuters	7.820%	9/19/13	588,875
Barclays Bank plc	2,181,000	HUF	Six-Month HUF BUBOR Reuters	7.180	10/8/18	437,044
Citibank NA	2,147,000	HUF	Six-Month HUF BUBOR Reuters	7.200	10/8/18	446,351
Citibank NA	2,150,000	HUF	Six-Month HUF BUBOR Reuters	7.180	10/3/18	435,142
JPMorgan Chase Bank NA	2,181,000	HUF	Six-Month HUF BUBOR Reuters	7.200	10/6/18	453,419
JPMorgan Chase Bank NA	1,711,000	HUF	Six-Month HUF BUBOR Reuters	7.890	9/12/13	289,040
JPMorgan Chase Bank NA	2,903,000	HUF	Six-Month HUF BUBOR Reuters	8.480	6/6/13	619,070
JPMorgan Chase Bank NA	1,947,000	HUF	Six-Month HUF BUBOR Reuters	7.880	8/12/13	383,976

Total	18,897,000	HUF				3,652,917

ILS TELBOR01 Reuters:
Credit Suisse International	14,920	ILS	Three-Month ILS TELBOR01 Reuters	4.650	12/22/18	(109,231)
Credit Suisse International	16,080	ILS	Three-Month ILS TELBOR01 Reuters	4.940	12/15/18	33,244
UBS AG	39,350	ILS	Three-Month ILS TELBOR01 Reuters	5.880	8/28/10	474,927
UBS AG	40,150	ILS	Three-Month ILS TELBOR01 Reuters	5.850	9/4/18	468,124
UBS AG	41,060	ILS	Three-Month ILS TELBOR01 Reuters	4.780	1/7/19	(190,285)
UBS AG	41,030	ILS	Three-Month ILS TELBOR01 Reuters	5.036	12/12/18	56,624

Total	192,590	ILS				733,403

JPY BBA LIBOR:
Citibank NA	1,218,500	JPY	1.236%	Six-Month JPY BBA LIBOR	3/10/19	143,956
F51 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments Continued

	Notional
Interest Rate/	Amount		Paid by	Received by	Termination
Swap Counterparty	(000’s)		the Fund	the Fund	Date	Value

JPY BBA LIBOR Continued
JPMorgan Chase Bank NA	1,218,500	JPY	1.268%	Six-Month JPY BBA LIBOR	3/6/19	$102,703
JPMorgan Chase Bank NA	1,269,500	JPY	1.484	Six-Month JPY BBA LIBOR	8/7/19	(136,190)

Total	3,706,500	JPY				110,469

MXN TIIE BANXICO:
Barclays Bank plc	82,350	MXN	MXN TIIE BANXICO	9.270%	7/17/26	431,195
Banco Santander SA, Inc.	228,300	MXN	MXN TIIE BANXICO	8.540	9/27/13	881,096
Banco Santander SA, Inc.	229,200	MXN	MXN TIIE BANXICO	8.060	2/6/14	671,756
Citibank NA	427,800	MXN	MXN TIIE BANXICO	8.920	11/24/11	1,595,985
Credit Suisse International	90,300	MXN	MXN TIIE BANXICO	8.560	9/27/13	298,471
Goldman Sachs Group, Inc. (The)	138,000	MXN	MXN TIIE BANXICO	8.540	9/27/13	532,594
Goldman Sachs Group, Inc. (The)	466,000	MXN	MXN TIIE BANXICO	6.250	6/7/11	(116,423)
Goldman Sachs Group, Inc. (The)	576,000	MXN	MXN TIIE BANXICO	6.000	6/6/11	(168,024)
Goldman Sachs Group, Inc. (The)	431,000	MXN	MXN TIIE BANXICO	9.350	11/18/11	1,834,297
Goldman Sachs Group, Inc. (The)	1,401,000	MXN	MXN TIIE BANXICO	10.000	11/11/11	2,556,511
Goldman Sachs Group, Inc. (The)	521,900	MXN	MXN TIIE BANXICO	9.270	11/21/11	2,123,793
Goldman Sachs Group, Inc. (The)	516,800	MXN	MXN TIIE BANXICO	9.080	11/22/11	2,009,727
JPMorgan Chase Bank NA	1,393,000	MXN	MXN TIIE BANXICO	10.000	11/11/11	2,541,913
JPMorgan Chase Bank NA	417,900	MXN	MXN TIIE BANXICO	8.920	11/24/11	1,559,052

Total	6,919,550	MXN				16,751,943

PLZ WIBOR WIBO:
Goldman Sachs Group, Inc. (The)	54,520	PLZ	Six-Month PLZ WIBOR WIBO	5.330	10/6/18	420,739
Goldman Sachs Group, Inc. (The)	54,600	PLZ	Six-Month PLZ WIBOR WIBO	5.320	10/3/18	408,363
JPMorgan Chase Bank NA	16,525	PLZ	Six-Month PLZ WIBOR WIBO	5.650	9/11/19	91,823
JPMorgan Chase Bank NA	24,750	PLZ	Six-Month PLZ WIBOR WIBO	5.690	9/14/19	164,129
JPMorgan Chase Bank NA	16,600	PLZ	Six-Month PLZ WIBOR WIBO	5.600	9/10/19	74,663

Total	166,995	PLZ				1,159,717
F52 | OPPENHEIMER STRATEGIC INCOME FUND

Interest Rate Swap Contracts Continued

	Notional
Interest Rate/	Amount		Paid by	Received by	Termination
Swap Counterparty	(000’s)		the Fund	the Fund	Date	Value

USD BBA LIBOR
Goldman Sachs Group, Inc. (The)	$38,900		Three-Month USD BBA LIBOR	3.910%	8/7/19	$1,828,456
ZAR JIBAR SAFEX:
Barclays Bank plc	183,040	ZAR	Three-Month ZAR JIBAR SAFEX	7.450	9/22/11	2,558
Goldman Sachs Group, Inc. (The)	123,510	ZAR	Three-Month ZAR JIBAR SAFEX	7.500	9/23/11	1,743

Total	306,550	ZAR				4,301

				Total Interest Rate Swaps		$40,735,181

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

BRR	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
HUF	Hungarian Forint
ILS	Israeli Shekel
JPY	Japanese Yen
MXN	Mexican Nuevo Peso
PLZ	Polish Zloty
ZAR	South African Rand

Abbreviations/Definitions are as follows:

BA CDOR	Canada Bankers Acceptances Deposit Offering Rate
BANIXCO	Banco de Mexico
BBA LIBOR	British Bankers’ Association London-Interbank Offered Rate
BUBOR	Budapest Interbank Offered Rate
BZDI	Brazil Interbank Deposit Rate
CIBOR	Copenhagen Interbank Offered Rate
DKNA13	Reuters 12-Month CIBOR
EURIBOR	Euro Interbank Offered Rate
JIBAR	South Africa Johannesburg Interbank Agreed Rate
SAFEX	South African Futures Exchange
TIIE	Interbank Equilibrium Interest Rate
TELBOR01	Tel Aviv Interbank Offered Rate 1 Month
WIBOR WIBO	Poland Warsaw Interbank Offer Bid Rate
F53 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments Continued

Total Return Swap Contracts as of September 30, 2009 are as follows:

	Notional
Reference Entity/	Amount	Paid by	Received by	Termination
Swap Counterparty	(000’s)	the Fund	the Fund	Date	Value

AMEX Cyclical/Transportation Select Index
Deutsche Bank AG	$6,656	One-Month BBA LIBOR plus 15 basis points and if negative, the absolute value of the Total Return of the AMEX Cyclical/Transportation Select Index	If positive, the Total Return of the AMEX Cyclical/Transportation Select Index	10/5/09	$522,825
AMEX Financial Select Index
UBS AG	6,579	One-month BBA LIBOR minus 10 basis points and if negative, absolute value of the Total Return of the AMEX Financial Select Index	If positive, the Total Return of the AMEX Financial Select Index	9/9/10	461,045
AMEX Utility Select Index
Deutsche Bank AG	6,591	One-Month BBA LIBOR plus 20 basis points and if negative, the absolute value of the Total Return of the AMEX Utility Select Index	If positive, the Total Return of the AMEX Utility Select Index	10/5/09	229,225
F54 | OPPENHEIMER STRATEGIC INCOME FUND

Total Return Swap Contracts Continued

	Notional
Reference Entity/	Amount		Paid by	Received by	Termination
Swap Counterparty	(000’s)		the Fund	the Fund	Date	Value

Custom basket of securities:
Citibank NA, New York	2,144,307	JPY	One-Month JPY BBA LIBOR plus 40 basis points and if negative, the absolute value of the Total Return of a custom basket of securities	If positive, the Total Return of a custom basket of securities	4/14/10	$(1,624,175)
Deutsche Bank AG, London	79,657		One-Month BBA LIBOR plus 35 basis points and if negative, the absolute value of the Total Return of a custom basket of securities	If positive, the Total Return of a custom basket of securities	3/5/10	6,238,388
Morgan Stanley	10,978	EUR	One-Month EUR BBA LIBOR plus 25 basis points and if negative, the absolute value of the Total Return of a custom basket of securities	If positive, the Total Return of a custom basket of securities	3/5/10	677,276
Morgan Stanley International	10,919	EUR	One-Month EUR BBA LIBOR plus 30 basis points and if negative, the absolute value of the Total Return of a custom basket of securities	If positive, the Total Return of a custom basket of securities	10/7/09	1,951,561

				Reference Entity Total		7,243,050
F55 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments Continued

Total Return Swap Contracts Continued

	Notional
Reference Entity/	Amount		Paid by	Received by	Termination
Swap Counterparty	(000’s)		the Fund	the Fund	Date	Value

Each of JSC “Rushydro” (Open Joint Stock Company, Federal Hydrogeneration Company) and OJSC Saratovskaya HPP and any Successor(s) to these Reference Entities
Morgan Stanley Capital Services, Inc.	936,780	RUR	Three-Month USD BBA LIBOR	7.75% from debt obligations of JSC Rushydro and OJSC Saratovskaya HPP	12/26/13	$(3,384,862)
Korea Stock Price Index 200
Citibank NA	9,966,350	KRW	If positive, the Total Return of the KOSPI 200 Index	If negative, the absolute value of the Total Return of the KOSPI 200 Index	12/14/09	(371,516)
MSCI Daily TR Gross Norway Index
Morgan Stanley	7,600		If positive, the Total Return of the MSCI Daily Gross Norway Index	One-Month BBA LIBOR minus 90 basis points and if negative, the absolute value of the Total Return of the MSCI Daily Gross Norway Index	7/12/10	(1,079,869)
MSCI Daily TR Net Belgium USD Index
UBS AG	7,967		If positive, the Total Return of the MSCI Daily Net Belgium Index	One-Month BBA LIBOR minus 95 basis points and if negative, the absolute value of the Total Return of the MSCI Daily Net Belgium Index	8/6/10	(640,859)
F56 | OPPENHEIMER STRATEGIC INCOME FUND

Total Return Swap Contracts Continued

	Notional
Reference Entity/	Amount	Paid by	Received by	Termination
Swap Counterparty	(000’s)	the Fund	the Fund	Date	Value

MSCI Daily TR Net Emerging Markets USD
UBS AG	$16,139	One-Month BBA LIBOR plus 100 basis points and if negative, the absolute value of the Total Return of the MSCI Daily Net Emerging Markets Index	If positive, the Total Return of the MSCI Daily Net Emerging Markets Index	5/12/10	$1,765,625
S&P Citigroup Growth Index
Morgan Stanley	19,726	If positive, the Total Return of the S&P Citigroup Growth Index	One-Month BBA LIBOR minus 35 basis points and if negative, the absolute value of the Total Return of the S&P Citigroup Growth Index	9/14/10	(1,179,443)

			Total of Total Return Swaps		$3,565,221

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

EUR	Euro
JPY	Japanese Yen
KRW	South Korean Won
Abbreviations are as follows:

BBA	British Bankers’ Association
BBA LIBOR	British Bankers’ Association London-Interbank Offered Rate
KOSPI	Korean Stock Price Index
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s
Currency Swaps as of September 30, 2009 are as follows:

	Notional
Reference Entity/	Amount		Paid by	Received by	Termination
Swap Counterparty	(000’s)		the Fund	the Fund	Date	Value

COP TRM (COP02)
Deutsche Bank AG	6,720,000	COP	6.44% of the USD equivalent notional at inception of trade	12.51% of the COP notional	3/18/19	$245

				Total Currency Swaps		$245

F57 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments Continued

Currency Swaps Continued
Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

COP	Colombian Peso
RUR	Russian Ruble

Abbreviation is as follows:

BBA LIBOR	British Bankers’ Association London-Interbank Offered Rate
TRM	Tasa Representativa del Mercado
The following table aggregates, as of period end, the amount receivable from/(payable to) each counterparty with whom the Fund has entered into a swap agreement. Swaps are individually disclosed in the preceding tables.
Swap Summary as of September 30, 2009 is as follows:

		Notional
	Swap Type from	Amount
Swap Counterparty	Fund Perspective	(000’s)		Value

Banco Santander Central Hispano SA	Interest Rate	18,790	BRR	$933,115
Banco Santander SA, Inc.	Interest Rate	457,500	MXN	1,552,852
Barclays Bank plc:
	Credit Default Buy Protection	68,870		(4,328,442)
	Credit Default Sell Protection	16,120		(4,031,635)
	Interest Rate	202,110	DKK	(393,889)
	Interest Rate	5,858,000	HUF	1,025,919
	Interest Rate	82,350	MXN	431,195
	Interest Rate	183,040	ZAR	2,558

				(7,294,294)

Citibank NA:
	Interest Rate	4,297,000	HUF	881,493
	Interest Rate	1,218,500	JPY	143,956
	Interest Rate	427,800	MXN	1,595,985
	Total Return	9,966,350	KRW	(371,516)

				2,249,918

Citibank NA, New York:
	Credit Default Buy Protection	7,970		(1,139,953)
	Credit Default Sell Protection	4,860		(950,814)
	Total Return	2,144,307	JPY	(1,624,175)

				(3,714,942)
Credit Suisse International:
	Credit Default Buy Protection	5,705		(137,693)
	Credit Default Sell Protection	54,511		(7,311,914)
	Interest Rate	31,000	ILS	(75,987)
	Interest Rate	90,300	MXN	298,471

				(7,227,123)

Deutsche Bank AG:
	Credit Default Buy Protection	19,840		(469,951)
	Credit Default Sell Protection	25,270		440,161
	Currency	6,720,000	COP	245
	Total Return	13,247		752,050

				722,505
Deutsche Bank AG, London	Total Return	79,657		6,238,388
F58 | OPPENHEIMER STRATEGIC INCOME FUND

Swap Summary Continued

		Notional
	Swap Type from	Amount
Swap Counterparty	Fund Perspective	(000’s)		Value

Goldman Sachs Group, Inc. (The):
	Interest Rate	46,100	BRR	$546,950
	Interest Rate	4,050,700	MXN	8,772,475
	Interest Rate	109,120	PLZ	829,102
	Interest Rate	38,900		1,828,456
	Interest Rate	123,510	ZAR	1,743

				11,978,726

Goldman Sachs International:
	Credit Default Buy Protection	37,505		(3,911,289)
	Credit Default Sell Protection	12,400		(274,905)
	Interest Rate	50,730	BRR	1,241,329

				(2,944,865)

J Aron & Co.	Interest Rate	178,025	BRR	4,740,919
JPMorgan Chase Bank NA, London Branch	Credit Default Buy Protection	31,200		(3,367,472)
JPMorgan Chase Bank NA, NY Branch	Credit Default Sell Protection	21,672		(460,132)
JPMorgan Chase Bank NA:
	Interest Rate	194,930	BRR	5,241,729
	Interest Rate	44,145	CAD	(121,190)
	Interest Rate	13,090	EUR	(143,207)
	Interest Rate	8,742,000	HUF	1,745,505
	Interest Rate	2,488,000	JPY	(33,487)
	Interest Rate	1,810,900	MXN	4,100,965
	Interest Rate	57,875	PLZ	330,615

				11,120,930
Morgan Stanley:
	Interest Rate	181,710	BRR	4,448,219
	Total Return	10,978	EUR	677,276
	Total Return	27,326		(2,259,312)

				2,866,183
Morgan Stanley Capital Services, Inc.:
	Credit Default Sell Protection	51,290		(5,474,411)
	Total Return	936,780	RUR	(3,384,862)

				(8,859,273)
Morgan Stanley International	Total Return	10,919	EUR	1,951,561
UBS AG:
	Credit Default Buy Protection	12,870		(408,857)
	Interest Rate	161,590	ILS	809,390
	Total Return	30,685		1,585,811

				1,986,344

		Total Swaps		$12,473,340

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

BRR	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
HUF	Hungarian Forint
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Nuevo Peso
PLZ	Polish Zloty
RUR	Russian Ruble
ZAR	South African Rand
See accompanying Notes to Financial Statements.
F59 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES September 30, 2009
Assets

Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $8,127,164,650)	$7,977,235,843
Affiliated companies (cost $957,287,512)	929,586,353

8,906,822,196
Cash	2,154,000
Cash—foreign currencies (cost $34,731,984)	34,600,287
Unrealized appreciation on foreign currency exchange contracts	57,064,130
Appreciated swaps, at value (upfront payments paid $400,129)	57,334,995
Receivables and other assets:
Investments sold (including $90,680,863 sold on a when-issued or delayed delivery basis)	164,343,144
Interest, dividends and principal paydowns	112,305,641
Closed foreign currency contracts	22,927,287
Shares of beneficial interest sold	7,365,473
Futures margins	2,237,537
Other	564,946

Total assets	9,367,719,636
Liabilities

Return of collateral for securities loaned	23,441,250
Unrealized depreciation on foreign currency exchange contracts	29,536,718
Appreciated swaps, at value (upfront payments received $11,983,600)	8,549,801
Depreciated swaps, at value (upfront payments received $7,422,362)	36,311,854
Unrealized depreciation on unfunded purchase agreements	1,154,269
Payables and other liabilities:
Investments purchased (including $592,511,091 purchased on a when-issued or delayed delivery basis)	607,565,677
Payable on TALF Loan	436,242,527
Closed foreign currency contracts	45,982,062
Shares of beneficial interest redeemed	21,518,949
Distribution and service plan fees	4,702,031
Dividends	4,660,174
Futures margins	2,351,058
Transfer and shareholder servicing agent fees	1,208,928
Interest expense on borrowings	440,832
Shareholder communications	401,486
Trustees’ compensation	88,125
Other	289,368

Total liabilities	1,224,445,109

Net Assets	$8,143,274,527

F60 | OPPENHEIMER STRATEGIC INCOME FUND

Composition of Net Assets

Par value of shares of beneficial interest	$2,081,142
Additional paid-in capital	9,840,734,063
Accumulated net investment loss	(60,291,056)
Accumulated net realized loss on investments and foreign currency transactions	(1,520,822,956)
Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(118,426,666)

Net Assets	$8,143,274,527

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $6,019,722,846 and 1,538,141,096 shares of beneficial interest outstanding)	$3.91
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$4.10

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $353,247,942 and 89,955,696 shares of beneficial interest outstanding)	$3.93

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,292,721,056 and 330,982,735 shares of beneficial interest outstanding)	$3.91

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $186,856,716 and 47,714,723 shares of beneficial interest outstanding)	$3.92

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $290,725,967 and 74,347,317 shares of beneficial interest outstanding)	$3.91
See accompanying Notes to Financial Statements.
F61 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF OPERATIONS For the Year Ended September 30, 2009

Allocation of Income and Expenses from master funds[1]
Net investment income allocated from Oppenheimer Master Event-Linked Bond Fund:
Dividends	$8,567
Interest	3,174,614
Expenses[2]	(181,586)

Net investment income from Oppenheimer Master Event-Linked Bond Fund, LLC	3,001,595
Net investment income allocated from Oppenheimer Master Loan Fund, LLC:
Dividends	232,892
Interest	33,364,134
Expenses[3]	(1,285,219)

Net investment income from Oppenheimer Master Loan Fund, LLC	32,311,807

Investment Income
Interest	553,248,934
Fee income	10,071,232
Dividends:
Unaffiliated companies	236,793
Affiliated companies	6,210,984
Income from investment of securities lending cash collateral, net—affiliated companies	3,741,376
Other income	449,360

Total investment income	573,958,679

Expenses
Management fees	40,903,339
Distribution and service plan fees:
Class A	14,565,938
Class B	3,557,129
Class C	12,015,222
Class N	819,788
Transfer and shareholder servicing agent fees:
Class A	9,665,156
Class B	1,122,164
Class C	2,036,158
Class N	672,251
Class Y	573,979

1.	The Fund invests in certain affiliated mutual funds that expect to be treated as partnerships for tax purposes.

See Note 1 of accompanying Notes.

2.	Net of expense waivers and/or reimbursements of $1,096.

3.	Net of expense waivers and/or reimbursements of $40,379.
F62 | OPPENHEIMER STRATEGIC INCOME FUND

Expenses Continued
Shareholder communications:
Class A	$718,279
Class B	95,934
Class C	154,575
Class N	17,180
Class Y	72,571
Custodian fees and expenses	640,594
Interest expense on borrowings	449,360
Trustees’ compensation	153,336
Other	761,946

Total expenses	88,994,899
Less reduction to custodian expenses	(13,642)
Less waivers and reimbursements of expenses	(1,770,444)

Net expenses	87,210,813

Net Investment Income	522,061,268

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments from unaffiliated companies (including premiums on options exercised)	(409,553,342)
Closing and expiration of option contracts written	15,877,218
Closing and expiration of futures contracts	76,941,223
Foreign currency transactions	(145,903,720)
Swap contracts	(774,077,038)
Allocated from Oppenheimer Master Event-Linked Bond Fund, LLC	(70,389)
Allocated from Oppenheimer Master Loan Fund, LLC	(19,106,721)

Net realized loss	(1,255,892,769)
Net change in unrealized appreciation (depreciation) on:
Investments	504,763,869
Translation of assets and liabilities denominated in foreign currencies	111,611,232
Futures contracts	15,868,688
Option contracts written	979,731
Swap contracts	217,607,034
Unfunded purchase agreements	(1,608,443)
Allocated from Oppenheimer Master Event-Linked Bond Fund, LLC	(995,250)
Allocated from Oppenheimer Master Loan Fund, LLC	38,983,121

Net change in unrealized depreciation	887,209,982

Net Increase in Net Assets Resulting from Operations	$153,378,481

See accompanying Notes to Financial Statements.
F63 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended September 30,	2009	2008

Operations
Net investment income	$522,061,268	$522,460,246
Net realized gain (loss)	(1,255,892,769)	151,736,106
Net change in unrealized depreciation	887,209,982	(1,175,192,184)

Net increase (decrease) in net assets resulting from operations	153,378,481	(500,995,832)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(297,722,981)	(494,418,504)
Class B	(15,400,453)	(31,451,076)
Class C	(53,488,830)	(78,943,422)
Class N	(7,720,213)	(10,729,833)
Class Y	(13,523,528)	(13,912,150)

	(387,856,005)	(629,454,985)
Tax return of capital distribution from net investment income:
Class A	(100,758,873)	—
Class B	(5,212,001)	—
Class C	(18,102,311)	—
Class N	(2,612,764)	—
Class Y	(4,576,789)	—

	(131,262,738)	—

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(1,406,122,517)	2,145,982,862
Class B	(110,645,842)	(32,104,276)
Class C	(161,338,625)	572,201,995
Class N	2,474,713	61,007,867
Class Y	(12,139,401)	(456,356)

	(1,687,771,672)	2,746,632,092

Net Assets
Total increase (decrease)	(2,053,511,934)	1,616,181,275
Beginning of period	10,196,786,461	8,580,605,186

End of period (including accumulated net investment income (loss) of $(60,291,056) and $138,138,414, respectively)	$8,143,274,527	$10,196,786,461

See accompanying Notes to Financial Statements.
F64 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENTS OF CASH FLOWS September 30, 2009

Cash Flows from Operating Activities
Net increase in net assets from operations	$153,378,481
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(5,271,652,152)
Proceeds from disposition of investment securities	6,256,529,025
Short-term investment securities, net	638,553,519
Premium amortization	16,833,142
Discount accretion	(101,045,908)
Net realized loss on investments	1,255,892,769
Net change in unrealized appreciation on investments	(504,763,869)
Net change in unrealized depreciation allocated from Master Event-Linked Bond Fund, LLC	995,250
Net change in unrealized appreciation allocated from Master Loan Fund, LLC	(38,983,121)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	(111,611,232)
Net change in unrealized appreciation on futures contracts	(15,868,688)
Net change in unrealized appreciation on option contracts written	(979,731)
Net change in unrealized deprecation on unfunded loan commitments	1,608,443
Net change in unrealized appreciation on swaps	(217,607,034)
Decrease in interest receivable	3,364,966
Increase in receivable for securities sold	(106,965,331)
Decrease in other assets	50,496,156
Increase in payable for securities purchased	418,883,966
Decrease in return of securities lending collateral	(457,852,910)
Decrease in payable for accrued expenses	(1,492,551)
Decrease in other liabilities	(188,692,188)

Net cash provided by operating activities	1,779,021,002

Cash Flows from Financing Activities
Proceeds from TALF loans	436,242,527
Payments on bank borrowings	—
Proceeds from shares sold	1,664,534,220
Payments on shares redeemed	(3,767,565,130)
Cash distributions paid	(107,998,297)

Net cash used in financing activities	(1,774,786,680)
Net increase in cash	4,234,322
Cash, beginning balance	32,519,965

Cash, ending balance	$36,754,287 [1]

1.	Includes “Cash-foreign currencies”
Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $415,108,160.
Cash paid for interest on bank borrowings-$8,528.
See accompanying Notes to Financial Statements.
F65 | OPPENHEIMER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS

Class A Year Ended September 30,	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$3.96	$4.41	$4.18	$4.34	$4.23

Income (loss) from investment operations:
Net investment income[1]	.24	.24	.23	.21	.21
Net realized and unrealized gain (loss)	(.05)	(.40)	.23	(.05)	.19

Total from investment operations	.19	(.16)	.46	.16	.40

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.18)	(.29)	(.23)	(.32)	(.29)
Tax return of capital distribution from net investment income	(.06)	—	—	—	—

Total dividends and/or distributions to shareholders	(.24)	(.29)	(.23)	(.32)	(.29)

Net asset value, end of period	$3.91	$3.96	$4.41	$4.18	$4.34

Total Return, at Net Asset Value[2]	5.59%	(4.01)%	11.14%	3.77%	9.77%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,019,723	$7,719,384	$6,430,790	$5,077,400	$4,766,576

Average net assets (in thousands)	$5,942,116	$7,560,427	$5,655,265	$4,888,392	$4,392,321

Ratios to average net assets:[3,4]
Net investment income	6.74%	5.44%	5.25%	5.03%	4.82%
Total expenses	0.98%[5]	0.91%[5]	0.90%[5]	0.93%	0.94%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.96%	0.89%	0.89%	0.92%	0.94%

Portfolio turnover rate[6]	96%	71%	72%	96%	103%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Includes the Fund’s share of the allocated expenses and/or net investment from the master funds.

5.	Total expenses including indirect expenses from affiliated funds, excluding investments in master funds, were as follows:

Year Ended September 30, 2009	0.99%
Year Ended September 30, 2008	0.92%
Year Ended September 30, 2007	0.91%

6.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Year Ended September 30, 2009	$5,100,694,441	$4,915,091,623
Year Ended September 30, 2008	$1,979,370,856	$1,852,400,340
Year Ended September 30, 2007	$3,319,818,108	$3,509,387,791
Year Ended September 30, 2006	$4,097,005,267	$4,231,030,059
Year Ended September 30, 2005	$4,436,804,790	$4,469,108,355
See accompanying Notes to Financial Statements.
F66 | OPPENHEIMER STRATEGIC INCOME FUND

Class B Year Ended September 30,	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$3.98	$4.42	$4.20	$4.35	$4.24

Income (loss) from investment operations:
Net investment income[1]	.20	.20	.19	.18	.17
Net realized and unrealized gain (loss)	(.04)	(.39)	.22	(.05)	.20

Total from investment operations	.16	(.19)	.41	.13	.37

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.16)	(.25)	(.19)	(.28)	(.26)
Tax return of capital distribution from net investment income	(.05)	—	—	—	—

Total dividends and/or distributions to shareholders	(.21)	(.25)	(.19)	(.28)	(.26)

Net asset value, end of period	$3.93	$3.98	$4.42	$4.20	$4.35

Total Return, at Net Asset Value[2]	4.64%	(4.54)%	9.99%	3.23%	8.94%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$353,248	$483,485	$569,523	$718,742	$918,651

Average net assets (in thousands)	$355,973	$540,865	$635,237	$802,936	$1,021,022

Ratios to average net assets:[3,4]
Net investment income	5.83%	4.61%	4.43%	4.25%	4.05%
Total expenses	1.90%[5]	1.73%[5]	1.71%[5]	1.71%	1.70%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.88%	1.71%	1.70%	1.71%	1.69%

Portfolio turnover rate[6]	96%	71%	72%	96%	103%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Includes the Fund’s share of the allocated expenses and/or net investment from the master funds.

5.	Total expenses including indirect expenses from affiliated funds, excluding investments in master funds, were as follows:

Year Ended September 30, 2009	1.91%
Year Ended September 30, 2008	1.74%
Year Ended September 30, 2007	1.72%

6.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Year Ended September 30, 2009	$5,100,694,441	$4,915,091,623
Year Ended September 30, 2008	$1,979,370,856	$1,852,400,340
Year Ended September 30, 2007	$3,319,818,108	$3,509,387,791
Year Ended September 30, 2006	$4,097,005,267	$4,231,030,059
Year Ended September 30, 2005	$4,436,804,790	$4,469,108,355
See accompanying Notes to Financial Statements.
F67 | OPPENHEIMER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS Continued

Class C Year Ended September 30,	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$3.96	$4.40	$4.18	$4.33	$4.22

Income (loss) from investment operations:
Net investment income[1]	.21	.20	.19	.18	.17
Net realized and unrealized gain (loss)	(.05)	(.38)	.22	(.05)	.20

Total from investment operations	.16	(.18)	.41	.13	.37

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.16)	(.26)	(.19)	(.28)	(.26)
Tax return of capital distribution from net investment income	(.05)	—	—	—	—

Total dividends and/or distributions to shareholders	(.21)	(.26)	(.19)	(.28)	(.26)

Net asset value, end of period	$3.91	$3.96	$4.40	$4.18	$4.33

Total Return, at Net Asset Value[2]	4.79%	(4.52)%	10.06%	3.22%	8.96%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,292,721	$1,493,804	$1,086,918	$857,843	$788,217

Average net assets (in thousands)	$1,201,421	$1,381,340	$959,439	$814,425	$748,199

Ratios to average net assets:[3,4]
Net investment income	6.00%	4.68%	4.49%	4.27%	4.07%
Total expenses	1.74%[5]	1.66%[5]	1.66%[5]	1.68%	1.69%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.72%	1.64%	1.65%	1.68%	1.69%

Portfolio turnover rate[6]	96%	71%	72%	96%	103%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Includes the Fund’s share of the allocated expenses and/or net investment from the master funds.

5.	Total expenses including indirect expenses from affiliated funds, excluding investments in master funds, were as follows:

Year Ended September 30, 2009	1.75%
Year Ended September 30, 2008	1.67%
Year Ended September 30, 2007	1.67%

6.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Year Ended September 30, 2009	$5,100,694,441	$4,915,091,623
Year Ended September 30, 2008	$1,979,370,856	$1,852,400,340
Year Ended September 30, 2007	$3,319,818,108	$3,509,387,791
Year Ended September 30, 2006	$4,097,005,267	$4,231,030,059
Year Ended September 30, 2005	$4,436,804,790	$4,469,108,355
See accompanying Notes to Financial Statements.
F68 | OPPENHEIMER STRATEGIC INCOME FUND

Class N Year Ended September 30,	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$3.97	$4.41	$4.19	$4.34	$4.23

Income (loss) from investment operations:
Net investment income[1]	.22	.22	.21	.19	.19
Net realized and unrealized gain (loss)	(.05)	(.39)	.22	(.04)	.19

Total from investment operations	.17	(.17)	.43	.15	.38

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.16)	(.27)	(.21)	(.30)	(.27)
Tax return of capital distribution from net investment income	(.06)	—	—	—	—

Total dividends and/or distributions to shareholders	(.22)	(.27)	(.21)	(.30)	(.27)

Net asset value, end of period	$3.92	$3.97	$4.41	$4.19	$4.34

Total Return, at Net Asset Value[2]	5.14%	(4.17)%	10.42%	3.60%	9.27%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$186,857	$186,353	$145,685	$108,324	$83,287

Average net assets (in thousands)	$164,067	$175,884	$126,935	$94,281	$69,480

Ratios to average net assets:[3,4]
Net investment income	6.34%	5.03%	4.84%	4.62%	4.37%
Total expenses	1.48%[5]	1.32%[5]	1.32%[5]	1.33%	1.40%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.39%	1.30%	1.31%	1.33%	1.40%

Portfolio turnover rate[6]	96%	71%	72%	96%	103%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Includes the Fund’s share of the allocated expenses and/or net investment from the master funds.

5.	Total expenses including indirect expenses from affiliated funds, excluding investments in master funds, were as follows:

Year Ended September 30, 2009	1.49%
Year Ended September 30, 2008	1.33%
Year Ended September 30, 2007	1.33%

6.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Year Ended September 30, 2009	$5,100,694,441	$4,915,091,623
Year Ended September 30, 2008	$1,979,370,856	$1,852,400,340
Year Ended September 30, 2007	$3,319,818,108	$3,509,387,791
Year Ended September 30, 2006	$4,097,005,267	$4,231,030,059
Year Ended September 30, 2005	$4,436,804,790	$4,469,108,355
See accompanying Notes to Financial Statements.
F69 | OPPENHEIMER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS Continued

Class Y Year Ended September 30,	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$3.96	$4.39	$4.17	$4.32	$4.22

Income (loss) from investment operations:
Net investment income[1]	.24	.25	.24	.22	.21
Net realized and unrealized gain (loss)	(.05)	(.38)	.22	(.04)	.19

Total from investment operations	.19	(.13)	.46	.18	.40

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.18)	(.30)	(.24)	(.33)	(.30)
Tax return of capital distribution from net investment income	(.06)	—	—	—	—

Total dividends and/or distributions to shareholders	(.24)	(.30)	(.24)	(.33)	(.30)

Net asset value, end of period	$3.91	$3.96	$4.39	$4.17	$4.32

Total Return, at Net Asset Value[2]	5.67%	(3.33)%	11.28%	4.35%	9.73%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$290,726	$313,760	$347,689	$179,309	$62,824

Average net assets (in thousands)	$266,712	$220,416	$260,589	$118,239	$68,656

Ratios to average net assets:[3,4]
Net investment income	6.82%	5.68%	5.61%	5.38%	4.84%
Total expenses	0.80%[5]	0.66%[5]	0.56%[5]	0.58%	1.16%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.78%	0.64%	0.55%	0.58%	0.80%

Portfolio turnover rate[6]	96%	71%	72%	96%	103%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Includes the Fund’s share of the allocated expenses and/or net investment from the master funds.

5.	Total expenses including indirect expenses from affiliated funds, excluding investments in master funds, were as follows:

Year Ended September 30, 2009	0.81%
Year Ended September 30, 2008	0.67%
Year Ended September 30, 2007	0.57%

6.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Year Ended September 30, 2009	$5,100,694,441	$4,915,091,623
Year Ended September 30, 2008	$1,979,370,856	$1,852,400,340
Year Ended September 30, 2007	$3,319,818,108	$3,509,387,791
Year Ended September 30, 2006	$4,097,005,267	$4,231,030,059
Year Ended September 30, 2005	$4,436,804,790	$4,469,108,355
See accompanying Notes to Financial Statements.
F70 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS
1. Significant Accounting Policies
Oppenheimer Strategic Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek high current income by investing mainly in debt securities. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s
F71 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies during the period.
Structured Securities. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note’s market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured security is sold or matures.
F72 | OPPENHEIMER STRATEGIC INCOME FUND

Event-Linked Bonds. The Fund may invest in “event-linked” bonds. Event-linked bonds, which are sometimes referred to as “catastrophe” bonds, are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss. If the trigger event occurs prior to maturity, the Fund may lose all or a portion of its principal in addition to interest otherwise due from the security. Event-linked bonds may expose the Fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences. The Fund records the net change in market value of event-linked bonds on the Statement of Operations as a change in unrealized appreciation or depreciation on investments. The Fund records a realized gain or loss on the Statement of Operations upon the sale or maturity of such securities.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of September 30, 2009, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery
Basis Transactions

Purchased securities	$592,511,091
Sold securities	90,680,863
The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the
F73 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.
     Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.
     Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk. To assure its future payment of the purchase price, the Fund maintains internally designated assets with a market value equal to or greater than the payment obligation under the roll.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. Information concerning securities in default as of September 30, 2009 is as follows:

Cost	$155,701,549
Market Value	$20,541,139
Market Value as a % of Net Assets	0.25%
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held
F74 | OPPENHEIMER STRATEGIC INCOME FUND

and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Investments in Oppenheimer Master Funds. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC and Oppenheimer Master Event-Linked Bond Fund, LLC (the “master funds”). Each master fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one master fund than in another, the Fund will have greater exposure to the risks of that master fund.
     The investment objective of Oppenheimer Master Loan Fund, LLC is to seek as high a level of current income and preservation of capital as is consistent with investing primarily in loans and other debt securities. The investment objective of Oppenheimer Master Event-Linked Bond Fund, LLC is to seek a high level of current income principally derived from interest on debt securities. The Fund’s investments in the master funds are included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investments in each master fund according to its allocated pro-rata share, based on its relative proportion of total outstanding master fund shares held. As a shareholder, the Fund is subject to its proportional share of master funds’s expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the master funds.
Investment in OFI Liquid Assets Fund, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund’s Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC (“LAF”) is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered
F75 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. When applicable, the Fund’s investment in LAF is included in the Statement of Investments. Shares of LAF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of LAF’s expenses, including its management fee of 0.08%.
Participation in TALF Program. The Fund may invest a portion of its assets through participation in the Term Asset-Backed Securities Loan Facility program (the “TALF Program”), a program created by the Board of Governors of the Federal Reserve System and the U.S. Department of the Treasury and operated by the Federal Reserve Bank of New York (the “New York Fed”). Under the TALF Program, the New York Fed may provide loans to the Fund to purchase certain investment-grade, asset-backed securities backed by, among other assets, automobile loans, student loans, credit card loans, and Small Business Administration-guaranteed small business loans or certain commercial mortgage-backed securities (“TALF Eligible Securities”). The Fund has limited its TALF borrowings to 15% of its total assets. Loans under the TALF Program are not subject to the Fund’s limitations on borrowings. As of September 30, 2009, borrowings under the TALF Program represent 4.7% of the Fund’s total assets.
     The Fund will pledge TALF Eligible Securities as collateral for a TALF Program loan, which will consist of securities that the Fund currently owns or securities that the Fund purchases with the loan proceeds. The Fund is required to post an amount of TALF Eligible Securities, determined under the terms of the TALF Program, in excess of the amount borrowed. TALF Program loans are prepayable at the option of the Fund without penalty, and the Fund may satisfy its loan obligation in full at any time by surrendering the TALF Eligible Securities pledged by the Fund to the New York Fed. Except in certain limited circumstances, TALF Program loans are non-recourse, and if the Fund does not repay the loan, or if the TALF Eligible Securities pledged by the Fund default and lose some or all of their value, under the current terms of the TALF Program the New York Fed may enforce its rights only against the TALF Eligible Securities pledged by the Fund and not against any other assets of the Fund. If the Fund were to surrender its TALF Eligible Securities under the terms of the TALF Program, the Fund would generally not be liable to the New York Fed for any shortfall between the value of the securities surrendered and the outstanding amount borrowed, however, it would lose any excess in the value of the TALF Eligible Securities pledged as collateral by the Fund over the amount borrowed. As of period end, TALF Program Loans were valued by the Manager, acting through its internal valuation committee, using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager).
     Interest is charged to the Fund at rates based primarily on the term of each loan and the nature of the TALF Eligible Securities pledged by the Fund. The Fund also pays administrative fees on the settlement date to the New York Fed. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to the
F76 | OPPENHEIMER STRATEGIC INCOME FUND

Fund’s participation in the TALF Program for the year ended September 30, 2009 represent 0.01% of the Fund’s average annual net assets.
     The Fund’s participation in the TALF Program involves certain risks: TALF Eligible Securities are subject to risks of fixed-income securities and may be at greater risk than other fixed-income securities held outside of the TALF Program. As with other borrowings for investment purposes, a TALF Program loan will involve the risk of leverage. The TALF Program is currently scheduled to discontinue new borrowings on June 30, 2010 for certain commercial mortgage-backed securities and on March 31, 2010 for all other TALF Eligible Securities. There can be no guarantee that the TALF Program will be extended beyond those dates. Failure to extend the TALF Program may adversely impact the values of the securities pledged under the program. The Federal Reserve may change the terms of the TALF Program at its discretion. While the current terms of the TALF Program state that amendments will only apply to future participations, there is no guarantee that retroactive changes to the TALF Program will not occur. Such changes may adversely affect the value of the Fund’s assets and the ability of the Fund to achieve its investment objectives.
     Under the terms of the TALF Program, principal and interest payments on TALF Eligible Securities pledged by the Fund are generally required to be used immediately to make principal and interest payments on the TALF Program loan. If the periodic interest and principal payments due on a TALF Program loan exceed the amounts received on TALF Eligible Securities pledged by the Fund, the Fund may be required to pay such additional amounts from other portfolio holdings, which could reduce the Fund’s returns.
     As of September 30, 2009, the Fund’s combined net unrealized appreciation/(depreciation) on securities acquired and loans executed in connection with the Fund’s participation in the TALF Program was $944,806.
As of September 30, 2009, the Fund had the following loans outstanding:

Loan Principal		Collateral	Loan Interest		Loan Maturity		Collateral
Amount	Loan Type	Description	Rate		Date	Loan Value	Value

$206,660,520	Asset Backed Securities	Citibank Omni Master Trust, Credit Card Receivables	2.854%		9/11/12	$206,660,520	$224,921,250
61,186,359	Asset Backed Securities	Discover Card Master Trust, Credit Card Receivables	1.243	[1]	9/11/12	61,186,359	65,310,531
33,957,459	Commercial Mortgage-Backed Securities	Citigroup, Inc., Deutsche Bank 2007-CD4 Commercial Mortgage Trust	2.946		9/25/12	33,957,459	40,298,608
F77 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued

Loan Principal		Collateral	Loan Interest	Loan Maturity		Collateral
Amount	Loan Type	Description	Rate	Date	Loan Value	Value

$58,975,164	Commercial Mortgage-Backed Securities	Greenwich Capital Commercial Funding Corp./Commercial Mortgage Trust	2.946%	9/25/12	$58,975,164	$69,566,151
25,330,037	Commercial Mortgage-Backed Securities	Morgan Stanley Capital I Trust	2.946	9/25/12	25,330,037	29,938,989
20,757,774	Commercial Mortgage-Backed Securities	Morgan Stanley Capital I Trust	3.800	9/25/14	20,757,774	24,878,368
29,375,214	Commercial Mortgage-Backed Securities	Wachovia Bank Commercial Mortgage Trust	2.946	9/25/12	29,375,214	35,122,396

$436,242,527					$436,242,527	$490,036,293

1.	Represents the current interest rate for a variable or increasing rate loan.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

Net Unrealized
Depreciation
Based on Cost of
Securities and
Undistributed	Undistributed	Accumulated	Other Investments
Net Investment	Long-Term	Loss	for Federal Income
Income	Gain	Carryforward[1,2,3,4,5,6,7]	Tax Purposes

$—	$—	$1,511,535,434	$140,665,870
F78 | OPPENHEIMER STRATEGIC INCOME FUND

1.	As of September 30, 2009, the Fund had $684,751,345 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of September 30, 2009, details of the capital loss carryforwards were as follows:

Expiring

2010	$185,647,798
2011	298,761,186
2012	122,914,725
2017	77,427,636

Total	$684,751,345

2.	As of September 30, 2009, the Fund had $705,864,407 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2018.

3.	The Fund had $119,832,080 of post-October foreign currency losses which were deferred.

4.	The Fund had $1,087,602 of straddle losses which were deferred.

5.	During the fiscal year ended September 30, 2009, the Fund did not utilize any capital loss carryforward.

6.	During the fiscal year ended September 30, 2008, the Fund utilized $27,107,866 of capital loss carryforward to offset capital gains realized in that fiscal year.

7.	During the fiscal year ended September 30, 2009, $66,252,393 of unused capital loss carryforward expired.
Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
Accordingly, the following amounts have been reclassified for September 30, 2009. Net assets of the Fund were unaffected by the reclassifications.

	Reduction	Reduction
	to Accumulated	to Accumulated
Reduction to	Net Investment	Net Realized Loss
Paid-in Capital	Income	on Investments

$198,361,742	$201,371,995	$399,733,737
The tax character of distributions paid during the years ended September 30, 2009 and September 30, 2008 was as follows:

	Year Ended	Year Ended
	September 30, 2009	September 30, 2008

Distributions paid from:
Ordinary income	$387,856,005	$629,454,985
Return of capital	131,262,738	—

Total	$519,118,743	$629,454,985

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2009 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if
F79 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$9,092,498,466
Federal tax cost of other investments	500,895,267

Total federal tax cost	$9,593,393,733

Gross unrealized appreciation	$595,578,067
Gross unrealized depreciation	(736,243,937)

Net unrealized depreciation	$(140,665,870)

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to
F80 | OPPENHEIMER STRATEGIC INCOME FUND

custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Year Ended September 30, 2009		Year Ended September 30, 2008
	Shares	Amount	Shares	Amount

Class A
Sold	301,768,574	$1,059,983,335	811,998,259	$3,547,497,776
Dividends and/or distributions reinvested	91,403,674	319,350,656	90,115,039	391,099,372
Redeemed	(802,163,197)	(2,785,456,508)	(414,282,055)	(1,792,614,286)

Net increase (decrease)	(408,990,949)	$(1,406,122,517)	487,831,243	$2,145,982,862

Class B
Sold	19,505,967	$68,444,514	44,735,111	$196,102,890
Dividends and/or distributions reinvested	4,763,834	16,691,602	5,601,817	24,423,440
Redeemed	(55,869,284)	(195,781,958)	(57,591,324)	(252,630,606)

Net decrease	(31,599,483)	$(110,645,842)	(7,254,396)	$(32,104,276)

Class C
Sold	74,636,576	$261,000,485	182,971,353	$798,051,215
Dividends and/or distributions reinvested	15,457,950	54,023,070	13,833,361	59,900,893
Redeemed	(136,671,844)	(476,362,180)	(66,390,652)	(285,750,113)

Net increase (decrease)	(46,577,318)	$(161,338,625)	130,414,062	$572,201,995

F81 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Continued
2. Shares of Beneficial Interest Continued

	Year Ended September 30, 2009		Year Ended September 30, 2008
	Shares	Amount	Shares	Amount

Class N
Sold	20,125,973	$70,519,105	23,832,269	$104,021,888
Dividends and/or distributions reinvested	2,417,291	8,483,946	2,007,889	8,716,192
Redeemed	(21,803,466)	(76,528,338)	(11,902,534)	(51,730,213)

Net increase	739,798	$2,474,713	13,937,624	$61,007,867

Class Y
Sold	52,215,363	$185,556,789	85,589,372	$372,176,959
Dividends and/or distributions reinvested	4,726,808	16,558,886	2,700,353	11,630,892
Redeemed	(61,786,767)	(214,255,076)	(88,220,405)	(384,264,207)

Net increase (decrease)	(4,844,596)	$(12,139,401)	69,320	$(456,356)

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF and LAF, for the year ended September 30, 2009, were as follows:

	Purchases	Sales

Investment securities	$4,251,955,259	$4,992,405,218
U.S. government and government agency obligations	1,019,696,893	1,264,123,807
To Be Announced (TBA) mortgage-related securities	5,100,694,441	4,915,091,623
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $200 million	0.75%
Next $200 million	0.72
Next $200 million	0.69
Next $200 million	0.66
Next $200 million	0.60
Next $4 billion	0.50
Over $5 billion	0.48
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended September 30, 2009, the Fund paid $13,883,492 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
F82 | OPPENHEIMER STRATEGIC INCOME FUND

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at September 30, 2009 were as follows:

Class B	$113,549,754
Class C	39,955,675
Class N	3,168,553
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.
F83 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Continued
4. Fees and Other Transactions with Affiliates Continued

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by	Retained by
Year Ended	Distributor	Distributor	Distributor	Distributor	Distributor

September 30, 2009	$1,157,940	$131,262	$1,049,561	$406,196	$19,233
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
During the year ended September 30, 2009, OFS waived transfer and shareholder servicing agent fees as follows:

Class N	$103,564
The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investments in IMMF and the master funds. During the year ended September 30, 2009, the Manager waived $1,666,880 for management fees.
5. Risk Exposures and the Use of Derivative Instruments
The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.
Market Risk Factors. In pursuit of its investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk factors:
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
F84 | OPPENHEIMER STRATEGIC INCOME FUND

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
     Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
     Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of September 30, 2009, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $114,322,299, which represents the gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to net unrealized appreciation and depreciation for positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.
F85 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
The amount of loss that the Fund would incur taking into account these master netting arrangements would be $68,329,458 as of September 30, 2009.
Credit Related Contingent Features. The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s ISDA master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.
As of September 30, 2009, the total value of derivative positions with credit related contingent features in a net liability position was $28,319,156. If a contingent feature would have been triggered as of September 30, 2009, the Fund could have been required to pay this amount in cash to its counterparties. The Fund did not hold or post collateral for its derivative transactions.
Valuations of derivative instruments as of September 30, 2009 are as follows:

	Asset Derivatives			Liability Derivatives
	Statement of			Statement of
Derivatives	Assets and			Assets and
Not Accounted for as	Liabilities			Liabilities
Hedging Instruments	Location	Value		Location	Value

Credit Contracts				Appreciated swaps, at value	$8,549,801
Credit Contracts	Appreciated swaps, at value	$2,959,646		Depreciated swaps, at value	26,237,152
Equity contracts	Appreciated swaps, at value	11,845,945		Depreciated swaps, at value	8,280,724
Equity contracts	Futures margins	647,434	*	Futures margins	524,270	*
Foreign exchange contracts	Appreciated swaps,at value	245
Foreign exchange contracts	Unrealized appreciation on foreign currency exchange contracts	56,987,304		Unrealized depreciation on foreign currency exchange contracts	29,450,342
Interest rate contracts	Appreciated swaps, at value	42,529,159		Depreciated swaps, at value	1,793,978
Interest rate contracts	Futures margins	1,590,103	*	Futures margins	1,826,788	*

Total		$116,559,836			$76,663,055

*	Includes only the current day’s variation margin. Prior variation margin movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.
F86 | OPPENHEIMER STRATEGIC INCOME FUND

The effect of derivative instruments on the Statement of Operations is as follows:

Amount of Realized Gain or Loss Recognized on Derivatives[1]
	Investments from
	unaffiliated
	companies	Closing and
Derivatives Not	(including	expiration	Closing and
Accounted	premiums	of option	expiration	Foreign
for as Hedging	on options	contracts	of futures	currency	Swap
Instruments	exercised)*	written	contracts	transactions	contracts	Total

Credit contracts	$—	$—	$—	$—	$(5,609,879)	$(5,609,879)
Equity contracts	—	—	(38,134,386)	—	49,230,139	11,095,753
Foreign exchange contracts	(25,433)	531,614	—	(233,597,765)	5,790,796	(227,300,788)
Interest rate contracts	—	—	692,899	—	18,534,085	19,226,984

Total	$(25,433)	$531,614	$(37,441,487)	$(233,597,765)	$67,945,141	$(202,587,930)

*	Includes purchased option contracts, purchased swaption contracts and written option contracts exercised, if any.

Amount of Change in Unrealized Gain or Loss Recognized on Derivatives[1]
			Translation of
			assets and
			liabilities
Derivatives Not			denominated
Accounted for as		Futures	in foreign	Swap
Hedging Instruments	Investments*	contracts	currencies	contracts	Total

Credit contracts	$—	$—	$—	$6,048,200	$6,048,200
Equity contracts	—	6,623,890	—	(15,057,001)	(8,433,111)
Foreign exchange contracts	(359,191)	—	(1,520,516)	8,231,465	6,351,758
Interest rate contracts	—	(447,239)	—	4,191,383	3,744,144

Total	$(359,191)	$6,176,651	$(1,520,516)	$3,414,047	$7,710,991

1.	For the six months ending September 30, 2009.

*	Includes purchased option contracts and purchased swaption contracts, if any.
Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close,
F87 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to take a positive investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the portfolio.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to take a negative investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated for ward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the portfolio.
     Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counter-party defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received.
Futures
A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.
     Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.
     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.
     Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to
F88 | OPPENHEIMER STRATEGIC INCOME FUND

cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.
     The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.
     The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.
     The Fund has purchased futures contracts on various equity indexes to increase exposure to equity risk.
     The Fund has sold futures contracts on various equity indexes to decrease exposure to equity risk.
     Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.
Option Activity
The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
     Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.
     Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities.
     The Fund has written put options on currencies to increase exposure to foreign exchange rate risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.
     The Fund has written call options on currencies to decrease exposure to foreign exchange rate risk. A written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.
     The Fund has purchased call options on currencies to increase exposure to foreign exchange rate risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.
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NOTES TO FINANCIAL STATEMENTS Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
     The Fund has purchased put options on currencies to decrease exposure to foreign exchange rate risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.
     The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.
     Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.
Written option activity for the year ended September 30, 2009 was as follows:

	Call Options		Put Options
	Number of	Amount of	Number of	Amount of
	Contracts	Premiums	Contracts	Premiums

Options outstanding as of September 30, 2008	3,818,670,000	$1,032,083	3,818,670,000	$1,032,083
Options written	31,314,535,000	14,602,195	31,346,705,000	14,884,216
Options closed or expired	(12,556,860,000)	(9,001,812)	(22,608,515,000)	(6,875,407)
Options exercised	(22,576,345,000)	(6,632,466)	(12,556,860,000)	(9,040,892)

Options outstanding as of September 30, 2009	—	$—	—	$—

Swap Contracts
The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.
     Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. Any upfront payment paid or received as well as any unrealized appreciation (depreciation) on swap contracts are separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.
     Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractively priced compared to
F90 | OPPENHEIMER STRATEGIC INCOME FUND

similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.
Credit Default Swap Contracts. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security, sovereign debt, or a basket of securities (the “reference asset”).
     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.
     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.
     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.
     The Fund has sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities and, or, indexes that are either unavailable or considered to be less attractive in the bond market.
     The Fund has purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and, or, indexes.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
     Interest Rate Swap Contracts. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow
F91 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.
     The Fund has entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate in order to increase exposure to interest rate risk. Typically, if relative interest rates rise, payments made by the Fund under a swap agreement will be greater than the payments received by the Fund.
     The Fund has entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate in order to decrease exposure to interest rate risk. Typically, if relative interest rates rise, payments received by the Fund under the swap agreement will be greater than the payments made by the Fund.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
Total Return Swap Contracts. A total return swap is an agreement between counter-parties to exchange periodic payments based on asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate or index) and the other on the total return of a reference asset (such as a security or a basket of securities). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.
     Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and, or, include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.
     The Fund has entered into total return swaps on various equity indexes to increase exposure to equity risk. These equity risk related total return swaps require the Fund to pay a floating reference interest rate, or an amount equal to the negative price movement of an index multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same index multiplied by the notional amount of the contract.
     The Fund has entered into total return swaps on various equity indexes to decrease exposure to equity risk. These equity risk related total return swaps require the Fund to pay an amount equal to the positive price movement of an index multiplied by the notional amount of the contract. The Fund will receive payments of a floating reference interest rate or an amount equal to the negative price movement of the same index multiplied by the notional amount of the contract.
     The Fund has entered into total return swaps to increase exposure to the credit risk of various indexes or basket of securities. These credit risk related total return swaps require the Fund to pay, or receive payments, to, or from, the counterparty based on the movement of credit spreads of the related indexes.
     The Fund has entered into total return swaps to decrease exposure to the credit risk of various indexes or basket of securities. These credit risk related total return
F92 | OPPENHEIMER STRATEGIC INCOME FUND

swaps require the fund to pay, or receive payments, to, or from, the counterparty based on the movement of credit spreads of the related indexes.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
Currency Swaps. A currency swap is an agreement between counterparties to exchange different currencies equivalent to the notional value at contract inception and reverse the exchange of the same notional values of those currencies at contract termination. The contract may also include periodic exchanges of cash flows based on a specified index or interest rate.
     The Fund has entered into currency swap contracts with the obligation to pay an interest rate on the dollar notional amount and receive an interest rate on various foreign currency notional amounts in order to take a positive investment perspective on the related currencies for which the Fund receives a payment. These currency swap contracts seek to increase exposure to foreign exchange rate risk.
     The Fund has entered into currency swap contracts with the obligation to pay an interest rate various foreign currency notional amounts and receive an interest rate on on the dollar notional amount in order to take a negative investment perspective on the related currencies for which the Fund receives a payment. These currency swap contracts seek to decrease exposure to foreign exchange rate risk.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
6. Illiquid or Restricted Securities
As of September 30, 2009, investments in securities included issues that are illiquid or restricted. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid and restricted securities. Certain restricted securities, eligible for resale to qualified institutional purchasers, may not be subject to that limitation. Securities that are illiquid or restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.
7. Securities Lending
The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the
F93 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Continued
7. Securities Lending Continued
securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of September 30, 2009, the Fund had on loan securities valued at $22,998,654. Collateral of $23,441,250 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.
8. Unfunded Purchase Agreements
Pursuant to the terms of certain indenture agreements, the Fund has unfunded purchase agreements of $42,195,642 at September 30, 2009. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the amount of unfunded purchase agreements. The following agreements are subject to funding based on the borrower’s discretion. The Fund is obligated to fund these agreements at the time of the request by the borrower. These agreements have been excluded from the Statement of Investments.
As of September 30, 2009, the Fund had unfunded purchase agreements as follows:

	Agreement	Unfunded
	Termination Date	Amount

Deutsche Bank AG, Opic Reforma I Credit Linked Nts.	10/23/13	$22,745,027

	Interest	Agreement	Unfunded	Unrealized
	Rate	Termination Date	Amount	Depreciation

Deutsche Bank AG; An unfunded agreement that the Fund receives 0.125% quarterly; and will pay out, upon request, up to 19,450,615 USD to a Peruvian Trust through Deutsche Bank’s Global Note Program. Upon funding requests, the unfunded portion decreases and new structured securities will be created and held by the fund to maintain a consistent exposure level.	0.50%	9/20/10	$19,450,615	$1,154,269
9. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through November 19, 2009, the date the financial statements were issued. This evaluation determined that there are no subsequent events that necessitated disclosures and/or adjustments.
F94 | OPPENHEIMER STRATEGIC INCOME FUND

10. Pending Litigation
During 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not against the Fund). The lawsuits naming the Defendant Funds also name certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits against the Defendant Funds raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     A lawsuit has been brought in state court against the Manager, the Distributor and another subsidiary of the Manager (but not against the Fund), on behalf of the Oregon College Savings Plan Trust, and other lawsuits have been brought in state court against the Manager and that subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. All of these lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed in 2008 and 2009 in various state and federal courts, by investors who made investments through an affiliate of the Manager, against the Manager and certain of its affiliates. Those lawsuits relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff “) and allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and intends to defend them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits vigorously on behalf of those Funds, their boards and the Trustees named in those suits. While it is premature to render any opinion as to the likelihood of an outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance or the Manager, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer Funds.
F95 | OPPENHEIMER STRATEGIC INCOME FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees and Shareholders of Oppenheimer Strategic Income Fund:
We have audited the accompanying statement of assets and liabilities of Oppenheimer Strategic Income Fund, including the statement of investments, as of September 30, 2009, and the related statements of operations, changes in net assets and cash flows, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The accompanying financial statements and financial highlights of Oppenheimer Strategic Income Fund for the years ended prior to October 1, 2008 were audited by other auditors whose report dated November 18, 2008 expressed an unqualified opinion on those statements and financial highlights.
     We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2009, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Strategic Income Fund as of September 30, 2009, the results of its operations and its cash flows, the changes in its net assets and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.
KPMG llp
Denver, Colorado
November 19, 2009
F96 | OPPENHEIMER STRATEGIC INCOME FUND

FEDERAL INCOME TAX INFORMATION Unaudited
In early 2009, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2008. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
     None of the dividends paid by the Fund during the fiscal year ended September 30, 2009 are eligible for the corporate dividend-received deduction.
     Dividends if any, paid by the Fund during the fiscal year ended September 30, 2009 which are not designated as capital gain distributions, may be eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. In early 2009, shareholders of record received information regarding the percentage of distributions that are eligible for lower individual income tax rates. The amount will be the maximum amount allowed.
     Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended September 30, 2009, $275,746,433 or 71.10% of the ordinary distributions paid by the Fund qualifies as an interest related dividend.
     The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.
23 | OPPENHEIMER STRATEGIC INCOME FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
24 | OPPENHEIMER STRATEGIC INCOME FUND

     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Arthur Steinmetz, Krishna Memani, Joseph Welsh and Caleb Wong, the portfolio managers for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources, that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load multi-sector income funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board noted that the Fund’s three-year, five-year and ten-year performance was above its peer group median, although its one-year performance was below its peer group median. The Board considered the Manager’s assertion that security selection in the high yield sleeve and exposure to emerging markets in the international sleeve, negatively impacted performance. The Board also considered changes in the heads of the newly formed Investment Grade Fixed Income and High Yield Corporate Debt teams.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other multi-sector income funds with comparable asset levels and distribution features. The Board noted
25 | OPPENHEIMER STRATEGIC INCOME FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
that the Fund’s actual management fees and total expenses were below its peer group median.
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement through August 31, 2010. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
26 | OPPENHEIMER STRATEGIC INCOME FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, or, if available, the fund’s summary prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, or, if available, the summary prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
27 | OPPENHEIMER STRATEGIC INCOME FUND

TRUSTEES AND OFFICERS Unaudited

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen

INDEPENDENT TRUSTEES	The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

William L. Armstrong, Chairman of the Board of Trustees (since 2003), Trustee (since 1999) Age: 72	President, Colorado Christian University (since 2006); Chairman, Cherry Creek Mortgage Company (since 1991), Chairman, Centennial State Mortgage Company (since 1994), Chairman, The El Paso Mortgage Company (since 1993); Chairman, Ambassador Media Corporation (since 1984); Chairman, Broadway Ventures (since 1984); Director of Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992), former Director of Campus Crusade for Christ (non-profit) (1991-2008); former Director, The Lynde and Harry Bradley Foundation, Inc. (non-profit organization) (2002-2006); former Chairman of: Transland Financial Services, Inc. (private mortgage banking company) (1997-2003), Great Frontier Insurance (1995-2000), Frontier Real Estate, Inc. (residential real estate brokerage) (1994-2000) and Frontier Title (title insurance agency) (1995-2000); former Director of the following: UNUMProvident (insurance company) (1991-2004), Storage Technology Corporation (computer equipment company) (1991-2003) and International Family Entertainment (television channel) (1992-1997); U.S. Senator (January 1979- January 1991). Oversees 38 portfolios in the OppenheimerFunds complex.

George C. Bowen, Trustee (since 2000) Age: 73	Assistant Secretary and Director of Centennial Asset Management Corporation (December 1991-April 1999); President, Treasurer and Director of Centennial Capital Corporation (June 1989-April 1999); Chief Executive Officer and Director of MultiSource Services, Inc. (March 1996-April 1999); Mr. Bowen held several positions with the Manager and with subsidiary or affiliated companies of the Manager (September 1987-April 1999). Oversees 38 portfolios in the OppenheimerFunds complex.

Edward L. Cameron, Trustee (since 2000) Age: 71	Member of The Life Guard of Mount Vernon (George Washington historical site) (June 2000 — June 2006); Partner of PricewaterhouseCoopers LLP (accounting firm) (July 1974-June 1999); Chairman of Price Waterhouse LLP Global Investment Management Industry Services Group (accounting firm) (July 1994-June 1998). Oversees 38 portfolios in the OppenheimerFunds complex.

Jon S. Fossel, Trustee (since 1990) Age: 67	Chairman of the Board (since 2006) and Director (since June 2002) of UNUMProvident (insurance company); Director of Northwestern Energy Corp. (public utility corporation) (since November 2004); Director of P.R. Pharmaceuticals (October 1999-October 2003); Director of Rocky Mountain Elk Foundation (non-profit organization) (February 1998-February 2003 and February 2005- February 2007); Chairman and Director (until October 1996) and President and Chief Executive Officer (until October 1995) of the Manager; President, Chief Executive Officer and Director of the following: Oppenheimer Acquisition Corp. (“OAC”) (parent holding company of the Manager), Shareholders Services, Inc. and Shareholder Financial Services, Inc. (until October 1995). Oversees 38 portfolios in the OppenheimerFunds complex.

Sam Freedman, Trustee (since 1996) Age: 68	Director of Colorado UpLIFT (charitable organization) (since September 1984). Mr. Freedman held several positions with the Manager and with subsidiary or affiliated companies of the Manager (until October 1994). Oversees 38 portfolios in the OppenheimerFunds complex.
28 | OPPENHEIMER STRATEGIC INCOME FUND

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen

Beverly L. Hamilton, Trustee (since 2002) Age: 62	Trustee of Monterey Institute for International Studies (educational organiza- tion) (since February 2000); Board Member of Middlebury College (educational organization) (since December 2005); Director of The California Endowment (philanthropic organization) (April 2002-April 2008); Director (February 2002-2005) and Chairman of Trustees (2006-2007) of the Community Hospital of Monterey Peninsula; Director (October 1991-2005) and Vice Chairman (since 2006) of American Funds’ Emerging Markets Growth Fund, Inc. (mutual fund); President of ARCO Investment Management Company (February 1991-April 2000); Member of the investment committees of The Rockefeller Foundation (2001-2006) and The University of Michigan (since 2000); Advisor at Credit Suisse First Boston’s Sprout venture capital unit (venture capital fund) (1994- January 2005); Trustee of MassMutual Institutional Funds (investment company) (1996-June 2004); Trustee of MML Series Investment Fund (investment company) (April 1989-June 2004); Member of the investment committee of Hartford Hospital (2000-2003); and Advisor to Unilever (Holland) pension fund (2000-2003). Oversees 38 portfolios in the OppenheimerFunds complex.

Robert J. Malone, Trustee (since 2002) Age: 65	Board of Directors of Opera Colorado Foundation (non-profit organization) (since March 2008); Director of Jones Knowledge, Inc. (since 2006); Director of Jones International University (educational organization) (since August 2005); Chairman, Chief Executive Officer and Director of Steele Street Bank & Trust (commercial banking) (since August 2003); Director of Colorado UpLIFT (charitable organization) (since 1986); Trustee of the Gallagher Family Foundation (non-profit organization) (since 2000); Former Chairman of U.S. Bank-Colorado (subsidiary of U.S. Bancorp and formerly Colorado National Bank) (July 1996- April 1999); Director of Commercial Assets, Inc. (real estate investment trust) (1993-2000); Director of Jones Knowledge, Inc. (2001-July 2004); and Director of U.S. Exploration, Inc. (oil and gas exploration) (1997-February 2004). Oversees 38 portfolios in the OppenheimerFunds complex.

F. William Marshall, Jr., Trustee (since 2000) Age: 67	Trustee Emeritas of Worcester Polytech Institute (WPI) (private university) (since 2009); Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds) (investment company) (since 1996) and MML Series Investment Fund (investment company) (since 1996); President and Treasurer of the SIS Funds (private charitable fund) (since January 1999); Former Trustee of WPI (1985-2008); Former Chairman of the Board (2004-2006) and Former Chairman of the Investment Committee of WPI (1994-2008); Chairman of SIS & Family Bank, F.S.B. (formerly SIS Bank) (commercial bank) (January 1999-July 1999); Executive Vice President of Peoples Heritage Financial Group, Inc. (commercial bank) (January 1999-July 1999); and Former President and Chief Executive Officer of SIS Bancorp. (1993-1999). Oversees 40 portfolios in the OppenheimerFunds complex.

INTERESTED TRUSTEE AND OFFICER	The address of Mr. Murphy is Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008. Mr. Murphy serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an Officer for an indefinite term, or until his resignation, retirement, death or removal. Mr. Murphy is an interested Trustee due to his positions with OppenheimerFunds, Inc. and its affiliates.

John V. Murphy, Trustee, President and Principal Executive Officer (since 2001) Age: 60	Chairman and Director of the Manager (since June 2001); Chief Executive Officer of the Manager (June 2001-December 2008); President of the Manager (September 2000-February 2007); President and director or trustee of other Oppenheimer funds; President and Director of Oppenheimer Acquisition Corp. (“OAC”) (the Manager’s parent holding company) and of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager)
29 | OPPENHEIMER STRATEGIC INCOME FUND

TRUSTEES AND OFFICERS Unaudited / Continued

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen

John V. Murphy, Continued	(November 2001-December 2006); Chairman and Director of Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July 2001); President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial Asset Management Corporation and Trinity Investment Management Corporation (since November 2001), HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since July 2001); President (since November 2001) and Director (since July 2001) of Oppenheimer Real Asset Management, Inc.; Executive Vice President of Massachusetts Mutual Life Insurance Company (OAC’s parent company) (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Chairman (since October 2007) and Member of the Investment Company Institute’s Board of Governors (since October 2003). Oversees 98 portfolios in the OppenheimerFunds complex.

OTHER OFFICERS OF THE FUND	The addresses of the Officers in the chart below are as follows: for Messrs. Steinmetz, Memani, Wong and Zack, Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008, for Messrs. Welsh, Vandehey and Wixted, 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

Arthur P. Steinmetz, Vice President and Portfolio Manager (since 1989) Age: 50	Chief Investment Officer of Fixed-Income Investments of the Manager (since April 2009); Director of Fixed-Income Investments of the Manager (January 2009-April 2009) and a Senior Vice President of the Manager since March 1993. A portfolio manager and an officer of 4 portfolios in the OppenheimerFunds complex.

Krishna Memani, Vice President and Portfolio Manager (since 2009) Age: 49	Senior Vice President and Head of the Investment Grade Fixed Income Team of the Manager (since March 2009). Prior to joining the Manager, Managing Director and Head of the U.S. and European Credit Analyst Team at Deutsche Bank Securities (June 2006-January 2009); Chief Credit Strategist at Credit Suisse Securities (August 2002-March 2006); Managing Director and Senior Portfolio Manager at Putnam Investments (September 1998-June 2002). A portfolio manager and officer of 10 portfolios in the OppenheimerFunds complex.

Joseph Welsh, Vice President and Portfolio Manager (since 2009) Age: 45	Head of the Manager’s High Yield Corporate Debt Team (since April 2009); Senior Vice President of the Manager (since May 2009); Vice President of the Manager (December 2000-April 2009); Assistant Vice President of the Manager (December 1996-November 2000); a high yield bond analyst of the Manager (January 1995-December 1996); a CFA. A portfolio manager and officer of 6 portfolios in the OppenheimerFunds complex.

Caleb Wong, Vice President and Portfolio Manager (since 2009) Age: 44	Vice President of the Manager (since June 1999); worked in fixed-income quantita- tive research and risk management for the Manager (since July 1996). A portfolio manager and officer of 5 portfolios in the OppenheimerFunds complex.

Mark S. Vandehey, Vice President and Chief Compliance Officer (since 2004) Age: 59	Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Chief Compliance Officer of OppenheimerFunds Distributor, Inc., Centennial Asset Management and Shareholder Services, Inc. (since March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and Shareholder Services, Inc. (since June 1983); Former Vice President and Director of Internal Audit of the Manager (1997-February 2004). An officer of 98 portfolios in the OppenheimerFunds complex.
30 | OPPENHEIMER STRATEGIC INCOME FUND

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen

Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer (since 1999) Age: 49	Senior Vice President of the Manager (since March 1999); Treasurer of the Manager and the following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management, Inc. and Oppenheimer Partnership Holdings, Inc. (March 1999- June 2008), OFI Private Investments, Inc. (March 2000-June 2008), OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (March 1999-June 2008), Centennial Asset Management Corporation (March 1999-October 2003) and OppenheimerFunds Legacy Program (April 2000- June 2003). An officer of 98 portfolios in the OppenheimerFunds complex.

Robert G. Zack, Vice President and Secretary (since 2001) Age: 61	Executive Vice President (since January 2004) and General Counsel (since March 2002) of the Manager; General Counsel and Director of the Distributor (since December 2001); General Counsel of Centennial Asset Management Corporation (since December 2001); Senior Vice President and General Counsel of HarbourView Asset Management Corporation (since December 2001); Secretary and General Counsel of OAC (since November 2001); Assistant Secretary (since September 1997) and Director (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President, General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice President, General Counsel and Director of OFI Private Investments, Inc. and OFI Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice President and General Counsel of OFI Institutional Asset Management, Inc. (since November 2001); Director of OppenheimerFunds International Distributor Limited (since December 2003); Senior Vice President (May 1985-December 2003). An officer of 98 portfolios in the OppenheimerFunds complex.
The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and Officers and is available without charge, upon request, by calling 1.800.525.7048.
31 | OPPENHEIMER STRATEGIC INCOME FUND

Item 2. Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.
Item 3. Audit Committee Financial Expert.
The Board of Trustees of the registrant has determined that George C. Bowen, the Chairman of the Board’s Audit Committee, is the audit committee financial expert and that Mr. Bowen is “independent” for purposes of this Item 3.
Item 4. Principal Accountant Fees and Services.
(a)	Audit Fees
The principal accountant for the audit of the registrant’s annual financial statements was KPMG in 2009 and D&T in 2008. KPMG billed $58,400 in fiscal 2009 and D&T billed $66,050 in fiscal 2008.
(b)	Audit-Related Fees
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years.
The principal accountant for the audit of the registrant’s annual financial statements billed $211,540 in fiscal 2009 and $310,000 in fiscal 2008 to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
Such services include: internal control reviews, audit of capital accumulation plan and professional services relating to FAS 157.
(c)	Tax Fees
The principal accountant for the audit of the registrant’s annual financial statements billed $10,242 in fiscal 2009 and $501 in fiscal 2008.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
Such services include: Tax services for U.S., India and Venezuela.
(d)	All Other Fees
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e)	(1) During its regularly scheduled periodic meetings, the registrant’s audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

(2) 100%

(f)	Not applicable as less than 50%.

(g)	The principal accountant for the audit of the registrant’s annual financial statements billed $221,782 in fiscal 2009 and $310,501 in fiscal 2008 to the registrant and the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)	The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.
b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2009, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Exhibit attached hereto.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Strategic Income Fund

By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer

Date:	11/10/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer

Date:	11/10/2009

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	11/10/2009